COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD FUNDS

This Combined Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the prospectuses of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company” and together, the “Companies”), as described below and as supplemented from time to time.  Each Company is an open-end management investment company currently consisting of fifty-one and five separate investment portfolios, respectively (each such portfolio discussed in this Combined Statement of Additional Information is referred to herein as a “Fund” and collectively as the “Funds”).  Each Company offers up to eight classes of shares of each of its Funds.

THE HARTFORD MUTUAL FUNDS, INC.

	Class	Class	Class	Class	Class	Class	Class	Class
	A	B	C	I	R3	R4	R5	Y
Hartford Moderate Allocation Fund	HBAAX	HBABX	HBACX	HBAIX	HBARX	HBASX	HBATX	—
The Hartford Balanced Fund	ITTAX	IHABX	HAFCX	—	ITTRX	ITTSX	ITTTX	IHAYX
The Hartford Balanced Income Fund	HBLAX	HBLBX	HBLCX	HBLIX	HBLRX	HBLSX	HBLTX	HBLYX
The Hartford Capital Appreciation Fund	ITHAX	IHCAX	HCACX	ITHIX	ITHRX	ITHSX	ITHTX	HCAYX
The Hartford Checks and Balances Fund	HCKAX	HCKBX	HCKCX	HCKIX	HCKRX	HCKSX	HCKTX	—
The Hartford Conservative Allocation Fund	HCVAX	HCVBX	HCVCX	HCVIX	HCVRX	HCVSX	HCVTX	—
The Hartford Disciplined Equity Fund	HAIAX	HGIBX	HGICX	—	HGIRX	HGISX	HGITX	HGIYX
The Hartford Dividend and Growth Fund	IHGIX	ITDGX	HDGCX	HDGIX	HDGRX	HDGSX	HDGTX	HDGYX
Hartford Duration-Hedged Strategic Income Fund	HABEX	—	HABGX	HABHX	HABJX	HABKX	HABLX	HABIX
The Hartford Emerging Markets Local Debt Fund	HLDAX	—	HLDCX	HLDIX	HLDRX	HLDSX	HLDTX	HLDYX
The Hartford Emerging Markets Research Fund	HERAX	—	HERCX	HERIX	HERRX	HERSX	HERTX	HERYX
The Hartford Equity Income Fund	HQIAX	HQIBX	HQICX	HQIIX	HQIRX	HQISX	HQITX	HQIYX
The Hartford Floating Rate Fund	HFLAX	HFLBX	HFLCX	HFLIX	HFLRX	HFLSX	HFLTX	HFLYX
The Hartford Floating Rate High Income Fund	HFHAX	—	HFHCX	HFHIX	HFHRX	HFHSX	HFHTX	HFHYX
The Hartford Global All-Asset Fund	HLAAX	—	HLACX	HLAIX	HLARX	HLASX	HLATX	HLAYX
The Hartford Global Alpha Fund	HAPAX	—	HAPCX	HAPIX	HAPRX	HAPSX	HAPTX	HAPYX
Hartford Global Capital Appreciation Fund(1)	HCTAX	HCTBX	HFCCX	HCTIX	HCTRX	HCTSX	HCTTX	HCTYX
The Hartford Global Growth Fund	HALAX	HGLBX	HGLCX	—	HALRX	HALSX	HALTX	HGLYX
The Hartford Global Real Asset Fund	HRLAX	—	HRLCX	HRLIX	HRLRX	HRLSX	HRLTX	HRLYX
The Hartford Global Research Fund	HLEAX	HLEBX	HLECX	HLEJX	HLERX	HLESX	HLETX	HLEYX
The Hartford Growth Allocation Fund	HRAAX	HRABX	HRACX	HRAIX	HRARX	HRASX	HRATX	—
The Hartford Healthcare Fund	HGHAX	HGHBX	HGHCX	HGHIX	HGHRX	HGHSX	HGHTX	HGHYX
The Hartford High Yield Fund	HAHAX	HAHBX	HAHCX	HAHIX	HAHRX	HAHSX	HAHTX	HAHYX
The Hartford Inflation Plus Fund	HIPAX	HIPBX	HIPCX	HIPIX	HIPRX	HIPSX	HIPTX	HIPYX
Hartford International Capital Appreciation Fund(2)	HDVAX	HDVBX	HDVCX	HDVIX	HDVRX	HDVSX	HDVTX	HDVYX
The Hartford International Growth Fund	HNCAX	HNCBX	HNCCX	HNCJX	HNCRX	HNCSX	HNCTX	HNCYX
The Hartford International Opportunities Fund	IHOAX	HIOBX	HIOCX	IHOIX	IHORX	IHOSX	IHOTX	HAOYX
The Hartford International Small Company Fund	HNSAX	HNSBX	HNSCX	HNSJX	HNSRX	HNSSX	HNSTX	HNSYX
The Hartford International Value Fund	HILAX	—	HILCX	HILIX	HILRX	HILSX	HILTX	HILYX
The Hartford MidCap Fund	HFMCX	HAMBX	HMDCX	HFMIX	HFMRX	HFMSX	HFMTX	HMDYX
The Hartford MidCap Value Fund	HMVAX	HMVBX	HMVCX	HMVJX	HMVRX	HMVSX	HMVTX	HMVYX
The Hartford Municipal Opportunities Fund	HHMAX	HHMBX	HHMCX	HHMIX	—	—	—	—
The Hartford Quality Bond Fund	HQBAX	—	HQBCX	HQBIX	HQBRX	HQBSX	HQBTX	HQBYX
Hartford Real Total Return Fund	HABMX	—	HABNX	HABOX	HABFX	HABQX	HABRX	HABPX
The Hartford Short Duration Fund	HSDAX	HSDBX	HSDCX	HSDIX	HSDRX	HSDSX	HSDTX	HSDYX
The Hartford Small Company Fund	IHSAX	HSCBX	HSMCX	IHSIX	IHSRX	IHSSX	IHSUX	HSCYX
The Hartford Small/Mid Cap Equity Fund	HSMAX	HSMBX	HTSCX	—	HSMRX	HSMSX	HSMTX	HSMYX

	Class	Class	Class	Class	Class	Class	Class	Class
	A	B	C	I	R3	R4	R5	Y
The Hartford Strategic Income Fund	HSNAX	HSNBX	HSNCX	HSNIX	HSNRX	HSNSX	HSNTX	HSNYX
The Hartford Target Retirement 2010 Fund	HTTAX	—	—	—	HTTRX	HTTSX	HTTTX	HTTYX
The Hartford Target Retirement 2015 Fund	—	—	—	—	HTJRX	HTJSX	HTJTX	HTJYX
The Hartford Target Retirement 2020 Fund	HTWAX	—	—	—	HTWRX	HTWSX	HTWTX	HTWYX
The Hartford Target Retirement 2025 Fund	—	—	—	—	HTKRX	HTKSX	HTKTX	HTKYX
The Hartford Target Retirement 2030 Fund	HTHAX	—	—	—	HTHRX	HTHSX	HTHTX	HTHYX
The Hartford Target Retirement 2035 Fund	—	—	—	—	HTLRX	HTLSX	HTLTX	HTLYX
The Hartford Target Retirement 2040 Fund	—	—	—	—	HTMRX	HTMSX	HTMTX	HTMZX
The Hartford Target Retirement 2045 Fund	—	—	—	—	HTNRX	HTNSX	HTNTX	HTNZX
The Hartford Target Retirement 2050 Fund	—	—	—	—	HTPRX	HTPSX	HTPTX	HTPYX
The Hartford Total Return Bond Fund	ITBAX	ITBBX	HABCX	ITBIX	ITBRX	ITBUX	ITBTX	HABYX
The Hartford Unconstrained Bond Fund	HTIAX	HTIBX	HTICX	HTIIX	HTIRX	HTISX	HTITX	HTIYX
The Hartford Value Fund	HVFAX	HVFBX	HVFCX	HVFIX	HVFRX	HVFSX	HVFTX	HVFYX
The Hartford World Bond Fund	HWDAX	—	HWDCX	HWDIX	HWDRX	HWDSX	HWDTX	HWDYX

(1)  Effective February 28, 2014, the Fund changed its name from The Hartford Capital Appreciation II Fund to the Hartford Global Capital Appreciation Fund.

(2)  Effective February 28, 2014, the Fund changed its name from The Hartford Diversified International Fund to the Hartford International Capital Appreciation Fund.

THE HARTFORD MUTUAL FUNDS II, INC.

	Class	Class	Class	Class	Class	Class	Class	Class
	A	B	C	I	R3	R4	R5	Y
The Hartford Growth Fund	HGWAX	HGWBX	HGWCX	HGWJX	HGWRX	HGWSX	HGWUX	HGWYX
The Hartford Growth Opportunities Fund	HGOAX	HGOBX	HGOCX	HGOIX	HGORX	HGOSX	HGOTX	HGOYX
The Hartford Municipal Real Return Fund	HTNAX	HTNBX	HTNCX	HTNIX	—	—	—	HTNYX
The Hartford SmallCap Growth Fund	HSLAX	HSLBX	HSLCX	HSLIX	HSLRX	HSLSX	HSLTX	HSLYX
The Hartford Value Opportunities Fund	HVOAX	HVOBX	HVOCX	HVOIX	HVORX	HVOSX	HVOTX	HVOYX

Each Fund’s prospectus is incorporated by reference into this SAI, and the portions of this SAI that relate to each Fund have been incorporated by reference into such Fund’s prospectus.  The portions of this SAI that do not relate to a Fund do not form a part of such Fund’s SAI, have not been incorporated by reference into such Fund’s prospectus and should not be relied upon by investors in such Fund.  The Funds’ audited financial statements as of October 31, 2013 are incorporated into this SAI by reference to the Companies’ Annual Reports to Shareholders. A free copy of each Annual/Semi-Annual Report and each Fund’s prospectus is available on the Funds’ website at www.hartfordfunds.com, upon request by writing to: Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 or by calling 1-888-843-7824.

Date of Prospectuses: March 1, 2014

Date of Statement of Additional Information: March 1, 2014

GENERAL INFORMATION

This SAI relates to all of the Funds listed on the front cover page. The Hartford Mutual Funds, Inc. was organized as a Maryland corporation on March 21, 1996. The Hartford Mutual Funds II, Inc. was organized as a Maryland corporation on March 23, 2001 and acquired the assets of each of its series by virtue of a reorganization effected November 30, 2001.

The Companies issue separate series of shares of stock for each Fund representing a fractional undivided interest in that Fund. Each Fund issues Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class Y shares, with the following exceptions:  Growth Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund (together, the “Asset Allocation Funds”), Checks and Balances Fund and Municipal Opportunities Fund do not offer Class Y shares; Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund do not offer Class B or Class C shares; Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund do not offer Class A shares, Class B shares or Class C shares; and Duration-Hedged Strategic Income Fund, Emerging Markets Local Debt Fund, Emerging Markets Research Fund, Global All-Asset Fund, Global Alpha Fund, Global Real Asset Fund, International Value Fund, Quality Bond Fund, Real Total Return Fund, World Bond Fund, and Floating Rate High Income Fund do not offer Class B shares.  Municipal Opportunities Fund and Municipal Real Return Fund do not offer Class R3, Class R4 or Class R5 shares.

Class I shares are offered by Balanced Income Fund, Capital Appreciation Fund, Checks and Balances Fund, Dividend and Growth Fund, Emerging Markets Local Debt Fund, Emerging Markets Research Fund, Equity Income Fund, Floating Rate Fund, Floating Rate High Income Fund, Global All-Asset Fund, Global Alpha Fund, Global Capital Appreciation Fund, Global Real Asset Fund, Global Research Fund, Growth Fund, Growth Opportunities Fund, Healthcare Fund, High Yield Fund, International Capital Appreciation Fund, Municipal Opportunities Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Value Fund, Quality Bond Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Strategic Income Fund, Municipal Real Return Fund, Total Return Bond Fund, Unconstrained Bond Fund, Value Fund, Value Opportunities Fund, World Bond Fund and each of the Asset Allocation Funds.

The Asset Allocation Funds each issue shares in seven classes:  Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5. The Asset Allocation Funds, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund (together, the “Target Retirement Funds”) and Checks and Balances Fund are referred to as “funds of funds.” Each fund of funds is a diversified fund that diversifies its assets by investing, at present, in the Class Y shares of several other Hartford Funds (the “Underlying Funds”) and/or the shares of unaffiliated money market funds.

Each Fund is offered through a separate prospectus relating to the Fund and its classes.  This SAI relates to Class A, B, C, I, R3, R4, R5 and Y shares.

Effective September 30, 2009, no new or additional investments are allowed in Class B shares of the Funds (including investments through any systematic investment plan).  However, if Class B shareholders have chosen to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the relevant Fund.

Effective May 1, 2008, individuals are no longer eligible to invest in Class Y shares. Individual investors who established an account in Class Y shares prior to March 1, 2008 are eligible to add to their accounts. Additionally, advisor-sold donor advised funds are not eligible to invest in Class Y shares. Advisor-sold donor advised funds are donor advised funds whose investments have been put in place with Hartford through an introducing broker/dealer and do not include investments placed directly with Hartford from donor advised funds.

Each Fund, except Emerging Markets Local Debt Fund, Floating Rate High Income Fund and World Bond Fund, is a diversified fund.  Emerging Markets Local Debt Fund, Floating Rate High Income Fund and World Bond Fund are non-diversified funds.

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to each Fund.  Hartford Funds Distributors, LLC (“HFD”) is the principal underwriter to each Fund. HFMC and HFD are indirect wholly owned subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. In addition, Wellington Management Company, LLP (“Wellington Management”) is a sub-adviser to all of the Funds, except the Checks and Balances Fund, and provides the day-to-day management of such Funds’ portfolios (the “sub-adviser”).

The date each fund commenced operations is indicated below:

Moderate Allocation Fund	May 28, 2004
Balanced Fund	July 22, 1996
Balanced Income Fund	July 31, 2006
Capital Appreciation Fund	July 22, 1996
Checks and Balances Fund	May 31, 2007
Conservative Allocation Fund	May 28, 2004
Disciplined Equity Fund	April 30, 1998
Dividend and Growth Fund	July 22, 1996
Duration-Hedged Strategic Income Fund	November 29, 2013
Emerging Markets Local Debt Fund	May 31, 2011
Emerging Markets Research Fund	May 31, 2011

Equity Income Fund	August 28, 2003
Floating Rate Fund	April 29, 2005
Floating Rate High Income Fund	September 30, 2011
Global All-Asset Fund	May 28, 2010
Global Alpha Fund	December 14, 2012
Global Capital Appreciation Fund	April 29, 2005
Global Growth Fund	September 30, 1998
Global Real Asset Fund	May 28, 2010
Global Research Fund	February 29, 2008
Growth Allocation Fund	May 28, 2004
Growth Fund	June 8, 1949
Growth Opportunities Fund	March 31, 1963
Healthcare Fund	May 1, 2000
High Yield Fund	September 30, 1998
Inflation Plus Fund	October 31, 2002
International Capital Appreciation Fund	June 30, 2008
International Growth Fund	April 30, 2001
International Opportunities Fund	July 22, 1996
International Small Company Fund	April 30, 2001
International Value Fund	May 28, 2010
MidCap Fund	December 31, 1997
MidCap Value Fund	April 30, 2001
Municipal Opportunities Fund	May 31, 2007
Municipal Real Return Fund	June 2, 1986
Quality Bond Fund	November 30, 2012
Real Total Return Fund	November 29, 2013
Short Duration Fund	October 31, 2002
Small Company Fund	July 22, 1996
SmallCap Growth Fund	January 4, 1988
Small/Mid Cap Equity Fund	January 1, 2005
Strategic Income Fund	May 31, 2007
Target Retirement 2010 Fund	September 30, 2005
Target Retirement 2015 Fund	October 31, 2008
Target Retirement 2020 Fund	September 30, 2005
Target Retirement 2025 Fund	October 31, 2008
Target Retirement 2030 Fund	September 30, 2005
Target Retirement 2035 Fund	October 31, 2008
Target Retirement 2040 Fund	October 31, 2008
Target Retirement 2045 Fund	October 31, 2008
Target Retirement 2050 Fund	October 31, 2008
Total Return Bond Fund	July 22, 1996
Unconstrained Bond Fund	October 31, 2002
Value Fund	April 30, 2001
Value Opportunities Fund	January 2, 1996
World Bond Fund	May 31, 2011

The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity contracts and variable life insurance contracts issued by Hartford Life Insurance Company (“HLIC”) and its affiliates, for other insurance companies, and for certain retirement plans. HFMC is also the investment adviser to that family of funds.

Investments in the Funds are not:

•                                   Deposits or obligations of any bank;

•                                   Guaranteed or endorsed by any bank; or

•                                   Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and principal investment strategies of each Fund are described in each Fund’s prospectus.  Additional information concerning certain of the Funds’ investments, strategies and risks is set forth below.  With respect to percentage restrictions on investments described in this SAI or in any prospectus, except with respect to the limitations on borrowing from banks set forth below under “Fundamental Investment Restrictions of the Funds,” if such percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in the values of securities or loans or amount of net assets or security characteristics is not a violation of any of such restrictions.

A.                            FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

Each Fund has adopted the following fundamental investment restrictions, which may not be changed without approval of a majority of the applicable Fund’s outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the 1940 Act and as used in the prospectuses and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

Unless otherwise provided below, all references below to the assets of each Fund are in terms of current market value.

Each Fund:

1. will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

2. (except for Moderate Allocation Fund, Checks and Balances Fund, Conservative Allocation Fund, Duration-Hedged Strategic Income Fund, Global Real Asset Fund, Growth Allocation Fund, Healthcare Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund) will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.  Each of Moderate Allocation Fund, Checks and Balances Fund, Conservative Allocation Fund, Duration-Hedged Strategic Income Fund, Growth Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry; except that each of such Funds may invest more than 25% of its assets in any one Underlying Fund.  The Global Real Asset Fund will normally invest at least 25% of its assets, in the aggregate, in the natural resources industry.  Healthcare Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products and health services.  With respect to Municipal Opportunities Fund and Municipal Real Return Fund, (i) tax exempt securities are not subject to this limitation unless they are backed by the assets and revenues of non-governmental issuers and (ii) this limitation will not apply to tax exempt securities that have been refunded with U.S. government securities;

3. will not make loans, except to the extent consistent with the 1940 Act, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

5. will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

6. (except for Duration-Hedged Strategic Income Fund, Emerging Markets Local Debt Fund, Emerging Markets Research Fund, Global All-Asset Fund, Global Alpha Fund, Global Real Asset Fund, Quality Bond Fund, Real Total Return Fund, and World Bond Fund) will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind. Duration-Hedged Strategic Income Fund, Emerging Markets Local Debt Fund, Emerging Markets Research Fund, Global All-Asset Fund, Global Alpha Fund, Global Real Asset Fund, Quality Bond Fund, Real Total Return Fund, and World Bond Fund will not purchase or sell commodities or commodities contracts, except to the extent permitted by applicable law and as set forth in each Fund’s prospectus and SAI.

In addition, under normal circumstances, Municipal Real Return Fund and Municipal Opportunities Fund will each invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax.

With respect to investment restriction number 2, in accordance with its investment program as set forth in its prospectus, each fund of funds and the Duration-Hedged Strategic Income Fund may invest more than 25% of its assets in any one Underlying Fund.  Each fund of funds and Duration-Hedged Strategic Income Fund treats the assets of the Underlying Funds in which it invests as its own for purposes of this restriction.  Each of the Underlying Funds, except the Global Real Asset Fund and Healthcare Fund, will not concentrate more than 25% of its total assets in any one industry.

Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the funds of funds and Duration-Hedged Strategic Income Fund may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a fund of funds or Duration-Hedged Strategic Income Fund to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above.  The investment restrictions of each Underlying Fund are set forth in this SAI.

B.                            NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following restrictions are non-fundamental restrictions and may be changed by the Board of Directors of the respective Company (the “Board”) without shareholder approval.

Each Fund may not:

1. Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund’s investment policies as set forth in its prospectus and this SAI, as they may be amended from time to time, and applicable law.

2. Purchase securities on margin except to the extent permitted by applicable law.

3. With the exception of Floating Rate Fund and Floating Rate High Income Fund, purchase securities while outstanding borrowings exceed 5% of a Fund’s total assets, except where the borrowing is for temporary or emergency purposes.  Reverse repurchase agreements, dollar rolls, securities lending, and other investments or transactions described in the Fund’s prospectus and this SAI, as they may be amended from time to time, are not deemed to be borrowings for purposes of this restriction.

4. Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s prospectus and SAI, as amended from time to time, and applicable law.

5. Except for Inflation Plus Fund, invest more than 15% of the Fund’s net assets in illiquid securities (10% for Inflation Plus Fund).

C.                            NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

Each Fund must:

1. Maintain its assets so that, at the close of each quarter of its taxable year,

(a)                                         at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans), limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund’s total assets and 10 percent of the outstanding voting securities of such issuer, and

(b)                                         no more than 25 percent of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board to the extent appropriate in light of changes to applicable tax law requirements.

D.                            CLASSIFICATION

Each Fund, except Emerging Markets Local Debt Fund, Floating Rate High Income Fund and World Bond Fund, has elected to be classified as a diversified series of an open-end management investment company.  As a diversified fund, at least 75% of the value of each such Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer (i) to an amount not greater in value than 5% of the value of the total assets of such Fund and (ii) to not more than 10% of the outstanding voting securities of such issuer.

Emerging Markets Local Debt Fund, Floating Rate High Income Fund and World Bond Fund each has elected to be classified as a non-diversified series of an open-end management investment company, which means that these Funds are not required to comply with the diversification rules of the 1940 Act.  Because a non-diversified fund may invest in securities or loans of relatively few issuers or borrowers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.

A Fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

E.                             CERTAIN INVESTMENT STRATEGIES, RISKS AND CONSIDERATIONS

The investment objective and principal investment strategies for each Fund are discussed in each Fund’s prospectus.  Because each fund of funds and the Duration-Hedged Strategic Income Fund invests in one or more of the Underlying Funds, investors in each fund of funds and Duration-Hedged Strategic Income Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each fund allocates to the Underlying Fund pursuing such strategies.  Accordingly, each of the fund of funds and

Duration-Hedged Strategic Income Fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.  Similarly, each fund of funds and the Duration-Hedged Strategic Income Fund is subject to the same risks as any unaffiliated money market fund in which that fund of fund and the Duration-Hedged Strategic Income Fund invests in direct proportion to the investment by the fund of funds or Duration-Hedged Strategic Income Fund.  Set forth below are further descriptions of certain types of investments and investment strategies used by one or more of the Funds (or by one or more of the Underlying Funds in the case of a fund of funds and Duration-Hedged Strategic Income Fund).  Please see each Fund’s prospectus and the “Investment Objectives and Policies” section of this SAI for further information on each Fund’s investment policies and risks.

Certain descriptions in each Fund’s prospectus and this SAI of a particular investment practice or technique in which the Funds may engage or a financial instrument that the Funds may purchase are meant to describe the spectrum of investments that a Fund’s sub-adviser, in its discretion, might, but is not required to, use in managing the Fund’s portfolio assets in accordance with the Fund’s investment objective, policies and restrictions.  The sub-adviser, in its discretion, may employ any such practice, technique or instrument for one or more of the Funds, but not for all of the Funds, for which it serves as sub-adviser.  It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

Investments in new Funds with limited operating history give rise to additional risks because there can be no assurance that new Funds will grow to or maintain an economically viable size.  To the extent a new Fund fails to grow to and maintain an economically viable size, the Board may decide to liquidate such Fund.  While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Each Fund, except the Funds listed below, has currently elected not to register with the Commodity Futures Trading Commission as a commodity pool.

Registered Funds

Real Total Return Fund

Strategic Income Fund

Unconstrained Bond Fund

World Bond Fund

Duration-Hedged Strategic Income Fund

Emerging Markets Local Debt Fund

Global Alpha Fund

Global Real Asset Fund

Municipal Real Return Fund

As a result, each Fund, except the Registered Funds listed above, will not purchase commodity futures, commodity options contracts, or swaps if, immediately after and as a result of such purchase, (i) the Fund’s aggregate initial margin and premiums posted for its non-bona fide hedging trading in these instruments exceeds 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and losses and excluding the in the-money amount of an option at the time of purchase) or (ii) the aggregate net notional value of the Fund’s positions in such instruments not used solely for bona fide hedging purposes exceeds 100 percent of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and losses).  Each Fund may choose to change this election at any time.

INVESTMENT RISKS

The tables and discussion set forth below provide descriptions of some of the types of investments and investment strategies that one or more of the Funds may use, and the risks and considerations associated with those investments and investment strategies. Please see each Fund’s Prospectus and the “Investment Objectives and Policies” section of this SAI for further information on each Fund’s investment policies and risks.  Information contained in this section about the risks and considerations associated with a Fund’s investments and/or investment strategies applies only to those Funds specifically identified in the tables below as making each type of investment or using each investment strategy (each, a “Covered Fund”).  Information that does not apply to a Covered Fund does not form a part of that Covered Fund’s SAI and should not be relied on by investors in that Covered Fund.  Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of the Covered Fund’s SAI.  For purposes of this section only, the term “Funds” is defined as each of the Funds (except the funds of funds as defined earlier) listed on the front cover page, which includes the Underlying Funds in which the funds of funds and Duration-Hedged Strategic Income Fund may invest.

	Balanced	Balanced Income	Capital Appreciation	Checks and Balances	Disciplined Equity	Dividend and Growth	Duration- Hedged Strategic Income	Emerging Markets Local Debt	Emerging Markets Research	Equity Income	Floating Rate
Active Trading Risk	X	X	X	X	X	X	X	X	X	X	X
Asset Allocation Risk	X	X									X
Asset Coverage	X	X	X	X	X	X	X	X	X	X	X
Asset-Backed Securities	X	X		X			X	X			X
Bank Loans and Loan Participations	X	X		X			X	X			X
Floating Rate Loans		X					X	X			X
Loan Participations	X	X		X			X	X			X
Senior Loans		X					X				X
Unsecured Loans Risk		X					X	X			X
Borrowing	X	X	X	X	X	X	X	X	X	X	X
Call Risk	X	X		X			X	X			X
Commodity Sector Risk							X
Convertible Securities	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X	X	X
Derivative Instruments	X	X	X	X	X	X	X	X	X	X	X
Options Contracts	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts & Options on Futures Contracts	X	X	X	X	X	X	X	X	X	X	X
Swap Agreements & Swaptions	X	X	X	X	X	X	X	X	X	X	X
Inflation-Linked Instruments		X					X	X
Hybrid Instruments	X	X	X				X	X			X
Credit-Linked Securities		X					X	X
Index Securities and Structured Notes		X					X	X			X
Event Linked Bonds				X			X				X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X	X	X
Risk Factors in Derivative Instruments	X	X	X	X	X	X	X	X	X	X	X
Dividend Paying Security Investment Risk		X			X	X	X			X
Dollar Rolls	X	X	X	X	X	X	X	X	X	X	X
Exchange Traded Funds (ETFs)	X	X	X	X	X	X	X	X	X	X	X
Exchange Traded Notes (ETNS)	X	X	X	X	X	X	X	X	X	X	X
Event Risk	X	X	X	X	X	X	X	X	X	X	X
Fixed Income Securities	X	X	X	X	X	X	X	X	X	X	X
Foreign Investments	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Structure Risks				X			X
Government Intervention in Financial Markets	X	X	X	X	X	X	X	X	X	X	X
Growth Orientation Risk			X
Healthcare-Related Securities Risk	X	X	X	X	X	X	X	X	X	X	X
High Yield Securities (“Junk Bonds”)	X	X	X	X	X	X	X	X	X	X	X
Illiquid Investments	X	X	X	X	X	X	X	X	X	X	X
Industry Concentration Risk
Inflation Protected Debt Securities	X	X	X	X	X	X	X	X	X	X	X
Initial Public Offerings	X	X	X	X	X	X	X	X	X	X	X
Interest Rate Risk	X	X		X			X	X			X
Inverse Floating Rate Securities							X	X
Investment Grade Securities	X	X	X	X	X	X	X	X	X	X	X
Investment Strategy Risk	X	X	X	X	X	X	X	X	X	X	X
Investments in a Subsidiary
Investments in Emerging Market Securities	X	X	X	X	X	X	X	X	X	X	X
Lending Portfolio Securities	X	X	X	X	X	X	X	X	X	X	X
Liquidation of Funds	X	X	X	X	X	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X	X	X	X	X	X
Mid Cap Stock Risk	X	X	X	X	X	X		X	X	X	X

	Floating Rate High Income	Global All-Asset	Global Alpha	Global Capital Appreciation	Global Growth	Global Real Asset	Global Research	Growth	Growth Opportunities	Healthcare
Active Trading Risk	X	X	X	X	X	X	X	X	X	X
Asset Allocation Risk	X	X	X	X		X
Asset Coverage	X	X	X	X	X	X	X	X	X	X
Asset-Backed Securities	X	X	X			X
Bank Loans and Loan Participations	X	X	X			X
Floating Rate Loans	X	X	X			X
Loan Participations	X	X	X			X
Senior Loans	X	X	X			X
Unsecured Loans Risk	X	X	X			X
Borrowing	X	X	X	X	X	X	X	X	X	X
Call Risk	X	X	X			X
Commodity Sector Risk		X	X			X
Convertible Securities	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X	X
Derivative Instruments	X	X	X	X	X	X	X	X	X	X
Options Contracts	X	X	X	X	X	X	X	X	X	X
Futures Contracts & Options on Futures Contracts	X	X	X	X	X	X	X	X	X	X
Swap Agreements & Swaptions	X	X	X	X	X	X	X	X	X	X
Inflation-Linked Instruments		X	X			X
Hybrid Instruments	X	X	X			X
Credit-Linked Securities		X	X
Index Securities and Structured Notes	X	X	X
Event Linked Bonds	X	X	X			X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X	X
Risk Factors in Derivative Instruments	X	X	X	X	X	X	X	X	X	X
Dividend Paying Security Investment Risk		X	X	X	X
Dollar Rolls	X	X	X	X	X	X	X	X	X	X
Exchange Traded Funds (ETFs)	X	X	X	X	X	X	X	X	X	X
Exchange Traded Notes (ETNS)	X	X	X	X	X	X	X	X	X	X
Event Risk	X	X	X	X	X	X	X	X	X	X
Fixed Income Securities	X	X	X	X	X	X	X	X	X	X
Foreign Investments	X	X	X	X	X	X	X	X	X	X
Fund of Funds Structure Risks			X				X
Government Intervention in Financial Markets	X	X	X	X	X	X	X	X	X	X
Growth Orientation Risk				X	X	X		X	X
Healthcare-Related Securities Risk	X	X	X	X	X	X	X	X	X	X
High Yield Securities (“Junk Bonds”)	X	X	X	X	X	X	X	X	X	X
Illiquid Investments	X	X	X	X	X	X	X	X	X	X
Industry Concentration Risk						X				X
Inflation Protected Debt Securities	X	X	X	X	X	X	X	X	X	X
Initial Public Offerings	X	X	X	X	X	X	X	X	X	X
Interest Rate Risk	X	X	X			X
Inverse Floating Rate Securities		X	X			X
Investment Grade Securities	X	X	X	X	X	X	X	X	X	X
Investment Strategy Risk	X	X	X	X	X	X	X	X	X	X
Investments in a Subsidiary		X				X
Investments in Emerging Market Securities	X	X	X	X	X	X	X	X	X	X
Lending Portfolio Securities	X	X	X	X	X	X	X	X	X	X
Liquidation of Funds	X	X	X	X	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X	X	X	X	X
Mid Cap Stock Risk	X	X	X	X	X	X	X	X	X	X

	Balanced	Balanced Income	Capital Appreciation	Checks and Balances	Disciplined Equity	Dividend and Growth	Duration- Hedged Strategic Income	Emerging Markets Local Debt	Emerging Markets Research	Equity Income	Floating Rate
Money Market Instruments and Temporary Investment Strategies	X	X	X	X	X	X	X	X	X	X	X
Mortgage-Related Securities	X	X	X	X	X	X	X	X	X	X	X
Municipal Securities		X					X	X
New Fund Risk							X
Non-Diversification Risk								X
Other Capital Securities	X	X	X	X	X	X	X	X	X	X	X
Other Investment Companies	X	X	X	X	X	X	X	X	X	X	X
Preferred Stock Risk	X	X	X	X	X	X	X	X	X	X	X
Quantitative Investing Risk					X		X
Real Estate Related Securities Risks	X	X	X	X	X	X	X	X	X	X	X
Recent Fixed Income Market Events	X	X	X	X	X	X	X	X	X	X	X
Repurchase and Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X	X	X
Restricted Securities	X	X	X	X	X	X	X	X	X	X	X
Securities Trusts	X	X	X	X	X	X	X	X	X	X	X
Short Sales and Leverage Risk							X	X
Small Capitalization Securities	X	X	X	X	X	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X	X	X	X	X
Stripped Securities							X
Structured Securities	X	X	X	X	X	X	X	X	X	X	X
Target Date Allocation Risk
Taxable Income Risk	X	X	X	X	X	X	X	X	X	X	X
To Be Announced (TBA) Securities Risk	X	X	X	X	X	X	X	X	X	X	X
Tracking Error Risk
Underlying Fund Risk				X			X
U.S. Government Securities Risk	X	X	X	X	X	X	X	X	X	X	X
Value Orientation Risk	X	X	X			X				X
Volatility Risk	X	X	X	X	X	X	X	X	X	X	X
Warrants and Rights Risk	X	X	X	X	X	X	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X	X	X

	Floating Rate High Income	Global All-Asset	Global Alpha	Global Capital Appreciation	Global Growth	Global Real Asset	Global Research	Growth	Growth Opportunities	Healthcare
Money Market Instruments and Temporary Investment Strategies	X	X	X	X	X	X	X	X	X	X
Mortgage-Related Securities	X	X	X	X	X	X	X	X	X	X
Municipal Securities		X	X			X
New Fund Risk			X
Non-Diversification Risk	X
Other Capital Securities	X	X	X	X	X	X	X	X	X	X
Other Investment Companies	X	X	X	X	X	X	X	X	X	X
Preferred Stock Risk	X	X	X	X	X	X	X	X	X	X
Quantitative Investing Risk			X
Real Estate Related Securities Risks	X	X	X	X	X	X	X	X	X	X
Recent Fixed Income Market Events	X	X	X	X	X	X	X	X	X	X
Repurchase and Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X	X
Restricted Securities	X	X	X	X	X	X	X	X	X	X
Securities Trusts	X	X	X	X	X	X	X	X	X	X
Short Sales and Leverage Risk			X
Small Capitalization Securities	X	X	X	X	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X	X	X	X
Stripped Securities			X
Structured Securities	X	X	X	X	X	X	X	X	X	X
Target Date Allocation Risk
Taxable Income Risk	X	X		X	X	X	X	X	X	X
To Be Announced (TBA) Securities Risk	X	X	X	X	X	X	X	X	X	X
Tracking Error Risk
Underlying Fund Risk
U.S. Government Securities Risk	X	X	X	X	X	X	X	X	X	X
Value Orientation Risk				X
Volatility Risk	X	X	X	X	X	X	X	X	X	X
Warrants and Rights Risk	X	X	X	X	X	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X	X

	High Yield	International Capital Appreciation Fund	Inflation Plus	International Growth	International Opportunities	International Small Company	International Value	MidCap	MidCap Value	Municipal Opportunities	Municipal Real Return
Active Trading Risk	X	X	X	X	X	X	X	X	X	X	X
Asset Allocation Risk	X	X
Asset Coverage	X	X	X	X	X	X	X	X	X	X	X
Asset-Backed Securities	X		X							X	X
Bank Loans and Loan Participations	X		X
Floating Rate Loans	X		X
Loan Participations	X		X
Senior Loans	X		X
Unsecured Loans Risk	X		X
Borrowing	X	X	X	X	X	X	X	X	X	X	X
Call Risk	X		X							X	X
Commodity Sector Risk			X
Convertible Securities	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X		X	X	X	X	X	X	X
Derivative Instruments	X	X	X	X	X	X	X	X	X	X	X
Options Contracts	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts & Options on Futures Contracts	X	X	X	X	X	X	X	X	X	X	X
Swap Agreements & Swaptions	X	X	X	X	X	X	X	X	X	X	X
Inflation-Linked Instruments			X								X
Hybrid Instruments	X		X								X
Credit-Linked Securities	X		X							X	X
Index Securities and Structured Notes	X		X							X	X
Event Linked Bonds										X	X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X	X	X
Risk Factors in Derivative Instruments	X	X	X	X	X	X	X	X	X	X	X
Dividend Paying Security Investment Risk		X			X	X			X
Dollar Rolls	X	X	X	X	X	X	X	X	X	X	X
Exchange Traded Funds (ETFs)	X	X	X	X	X	X	X	X	X	X	X
Exchange Traded Notes (ETNs)	X	X	X	X	X	X	X	X	X	X	X
Event Risk	X	X	X	X	X	X	X	X	X	X	X
Fixed Income Securities	X	X	X	X	X	X	X	X	X	X	X
Foreign Investments	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Structure Risks
Government Intervention in Financial Markets	X	X	X	X	X	X	X	X	X	X	X
Growth Orientation Risk		X		X		X
Healthcare-Related Securities Risk	X	X	X	X	X	X	X	X	X	X	X
High Yield Securities (“Junk Bonds”)	X	X	X	X	X	X	X	X	X	X	X
Illiquid Investments	X	X	X	X	X	X	X	X	X	X	X
Industry Concentration Risk
Inflation Protected Debt Securities	X	X	X	X	X	X	X	X	X	X	X
Initial Public Offerings	X	X		X	X	X	X	X	X	X	X
Interest Rate Risk	X		X							X	X
Inverse Floating Rate Securities										X	X
Investment Grade Securities	X	X	X	X	X	X	X	X	X	X	X

	Quality Bond	Real Total Return	Short Duration	Small Company	Small/Mid Cap Equity	SmallCap Growth	Strategic Income	Unconstrained Bond	Total Return Bond	Value	Value Opportunities	World Bond Fund
Active Trading Risk	X	X	X	X	X	X	X	X	X	X	X	X
Asset Allocation Risk	X	X										X
Asset Coverage	X	X	X	X	X	X	X	X	X	X	X	X
Asset-Backed Securities	X	X	X				X	X	X			X
Bank Loans and Loan Participations	X	X	X				X	X	X			X
Floating Rate Loans	X	X	X				X	X	X			X
Loan Participations	X	X	X				X	X	X			X
Senior Loans	X	X	X				X	X	X			X
Unsecured Loans Risk	X	X	X				X	X	X			X
Borrowing	X	X	X	X	X	X	X	X	X	X	X	X
Call Risk	X	X	X				X	X	X			X
Commodity Sector Risk	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X	X	X	X
Derivative Instruments	X	X	X	X	X	X	X	X	X	X	X	X
Options Contracts	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts & Options on Futures Contracts	X	X	X	X	X	X	X	X	X	X	X	X
Swap Agreements & Swaptions	X	X	X	X	X	X	X	X	X	X	X	X
Inflation-Linked Instruments	X	X	X				X	X	X			X
Hybrid Instruments	X	X	X				X	X	X			X
Credit-Linked Securities	X	X	X				X	X	X			X
Index Securities and Structured Notes	X	X	X				X	X	X			X
Event Linked Bonds	X	X					X	X	X			X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X	X	X	X
Risk Factors in Derivative Instruments	X	X	X	X	X	X	X	X	X	X	X	X
Dividend Paying Security Investment Risk	X	X				X				X
Dollar Rolls	X	X	X	X	X	X	X	X	X	X	X	X
Exchange Traded Funds (ETFs)	X	X	X	X	X	X	X	X	X	X	X	X
Exchange Traded Notes (ETNs)	X	X	X	X	X	X	X	X	X	X	X	X
Event Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fixed Income Securities	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Investments	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Structure Risks
Government Intervention in Financial Markets	X	X	X	X	X	X	X	X	X	X	X	X
Growth Orientation Risk				X		X
Healthcare-Related Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
High Yield Securities (“Junk Bonds”)	X	X	X	X		X	X	X	X	X	X	X
Illiquid Investments	X	X	X	X	X	X	X	X	X	X	X	X
Industry Concentration Risk
Inflation Protected Debt Securities	X	X	X	X	X	X	X	X	X	X	X	X
Initial Public Offerings	X	X	X	X	X	X	X	X	X	X	X	X
Interest Rate Risk	X	X	X				X	X	X			X
Inverse Floating Rate Securities	X	X	X				X	X	X			X
Investment Grade Securities	X	X	X	X	X	X	X	X	X	X	X	X

	High Yield	International Capital Appreciation Fund	Inflation Plus	International Growth	International Opportunities	International Small Company	International Value	MidCap	MidCap Value	Municipal Opportunities	Municipal Real Return
Investment Strategy Risk	X	X	X	X	X	X	X	X	X	X	X
Investments in a Subsidiary
Investments in Emerging Market Securities	X	X	X	X	X	X	X	X	X
Lending Portfolio Securities	X	X	X	X	X	X	X	X	X	X	X
Liquidation of Funds	X	X	X	X	X	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X	X	X	X	X	X
Mid Cap Stock Risk	X	X		X	X	X	X	X	X
Money Market Instruments and Temporary Investment Strategies	X	X	X	X	X	X	X	X	X	X	X
Mortgage-Related Securities	X	X	X	X	X	X	X	X	X	X	X
Municipal Securities	X		X							X	X
New Fund Risk
Non-Diversification Risk
Other Capital Securities	X	X	X	X	X	X	X	X	X	X	X
Other Investment Companies	X	X	X	X	X	X	X	X	X	X	X
Preferred Stock Risk	X	X	X	X	X	X	X	X	X	X	X
Quantitative Investing Risk
Real Estate Related Securities Risks	X	X	X	X	X	X	X	X	X	X	X
Recent Fixed Income Market Events	X	X	X	X	X	X	X	X	X	X	X
Repurchase and Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X	X	X
Restricted Securities	X	X	X	X	X	X	X	X	X	X	X
Securities Trusts	X	X	X	X	X	X	X	X	X	X	X
Short Sales and Leverage Risk
Small Capitalization Securities	X	X		X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X	X	X	X	X
Stripped Securities			X
Structured Securities	X	X	X	X	X	X	X	X	X	X	X
Target Date Allocation Risk
Taxable Income Risk	X	X	X	X	X	X	X	X	X	X	X
To Be Announced (TBA) Securities Risk	X	X	X	X	X	X	X	X	X	X	X
Tracking Error Risk					X
Underlying Fund Risk
U.S. Government Securities Risk	X	X	X	X	X	X	X	X	X	X	X
Value Orientation Risk		X				X	X		X
Volatility Risk	X	X	X	X	X	X	X	X	X	X	X
Warrants and Rights Risk	X	X	X	X	X	X	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X	X	X

	Quality Bond	Real Total Return	Short Duration	Small Company	Small/Mid Cap Equity	SmallCap Growth	Strategic Income	Unconstrained Bond	Total Return Bond	Value	Value Opportunities	World Bond Fund
Investment Strategy Risk	X	X	X	X	X	X	X	X	X	X	X	X
Investments in a Subsidiary
Investments in Emerging Market Securities	X	X	X	X	X	X	X	X	X	X	X	X
Lending Portfolio Securities	X	X	X	X	X	X	X	X	X	X	X	X
Liquidation of Funds	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X	X	X	X	X	X	X
Mid Cap Stock Risk	X	X		X	X	X	X			X	X	X
Money Market Instruments and Temporary Investment Strategies	X	X	X	X	X	X	X	X	X	X	X	X
Mortgage-Related Securities	X	X	X	X	X	X	X	X	X	X	X	X
Municipal Securities	X	X	X				X	X	X			X
New Fund Risk	X	X
Non-Diversification Risk												X
Other Capital Securities	X	X	X	X	X	X	X	X	X	X	X	X
Other Investment Companies	X	X	X	X	X	X	X	X	X	X	X	X
Preferred Stock Risk	X	X	X	X	X	X	X	X	X	X	X	X
Quantitative Investing Risk		X		X	X	X
Real Estate Related Securities Risks	X	X	X	X	X	X	X	X	X	X	X	X
Recent Fixed Income Market Events	X	X	X	X	X	X	X	X	X	X	X	X
Repurchase and Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X	X	X	X
Restricted Securities	X	X	X	X	X	X	X	X	X	X	X	X
Securities Trusts	X	X	X	X	X	X	X	X	X	X	X	X
Short Sales and Leverage Risk	X	X					X	X	X
Small Capitalization Securities	X	X		X	X	X	X	X		X	X	X
Sovereign Debt	X	X	X	X	X	X	X	X	X	X	X	X
Stripped Securities	X	X	X				X	X	X			X
Structured Securities	X	X	X	X	X	X	X	X	X	X	X	X
Target Date Allocation Risk
Taxable Income Risk	X	X	X	X	X	X	X	X	X	X	X	X
To Be Announced (TBA) Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
Tracking Error Risk
Underlying Fund Risk
U.S. Government Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
Value Orientation Risk										X	X
Volatility Risk	X	X	X	X	X	X	X	X	X	X	X	X
Warrants and Rights Risk	X	X	X	X	X	X	X	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X	X	X	X

	Target Retirement 2010	Target Retirement 2015	Target Retirement 2020	Target Retirement 2025	Target Retirement 2030	Target Retirement 2035	Target Retirement 2040	Target Retirement 2045	Target Retirement 2050	Moderate Allocation	Conservative Allocation	Growth Allocation
Active Trading Risk	X	X	X	X	X	X	X	X	X	X	X	X
Asset Allocation Risk	X	X	X	X	X	X	X	X	X	X	X	X
Asset Coverage	X	X	X	X	X	X	X	X	X	X	X	X
Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X	X	X
Bank Loans and Loan Participations	X	X	X	X	X	X	X	X	X	X	X	X
Floating Rate Loans	X	X	X	X	X	X	X	X	X	X	X
Loan Participations	X	X	X	X	X	X	X	X	X	X	X
Senior Loans	X	X	X	X	X	X	X	X	X	X	X
Unsecured Loans Risk	X	X	X	X	X	X	X	X	X	X	X
Borrowing	X	X	X	X	X	X	X	X	X	X	X	X
Call Risk	X	X	X	X	X	X	X	X	X	X	X	X
Commodity Sector Risk	X	X	X	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X	X	X	X
Derivative Instruments	X	X	X	X	X	X	X	X	X	X	X	X
Options Contracts	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts & Options on Futures Contracts	X	X	X	X	X	X	X	X	X	X	X	X
Swap Agreements & Swaptions	X	X	X	X	X	X	X	X	X	X	X	X
Inflation-Linked Instruments	X	X	X	X	X	X	X	X	X	X	X	X
Hybrid Instruments	X	X	X	X	X	X	X	X	X	X
Credit-Linked Securities	X	X	X	X	X	X	X	X	X	X	X	X
Index Securities and Structured Notes	X	X	X	X	X	X	X	X	X	X	X	X
Event Linked Bonds
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X	X	X	X
Risk Factors in Derivative Instruments	X	X	X	X	X	X	X	X	X	X	X	X
Dividend Paying Security Investment Risk
Dollar Rolls	X	X	X	X	X	X	X	X	X	X	X	X
Exchange Traded Funds (ETFs)	X	X	X	X	X	X	X	X	X	X	X	X
Exchange Traded Notes (ETNs)	X	X	X	X	X	X	X	X	X	X	X	X
Event Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fixed Income Securities	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Investments	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Structure Risks	X	X	X	X	X	X	X	X	X	X	X	X
Government Intervention in Financial Markets	X	X	X	X	X	X	X	X	X	X	X	X
Growth Orientation Risk												X
Healthcare-Related Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
High Yield Securities (“Junk Bonds”)	X	X	X	X	X	X	X	X	X	X	X	X
Illiquid Investments	X	X	X	X	X	X	X	X	X	X	X	X
Industry Concentration Risk
Inflation Protected Debt Securities	X	X	X	X	X	X	X	X	X	X	X	X
Initial Public Offerings	X	X	X	X	X	X	X	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X	X	X	X	X	X	X
Inverse Floating Rate Securities	X	X	X	X	X	X	X	X	X	X	X	X
Investment Grade Securities	X	X	X	X	X	X	X	X	X	X	X	X
Investment Strategy Risk	X	X	X	X	X	X	X	X	X	X	X	X
Investments in a Subsidiary
Investments in Emerging Market Securities	X	X	X	X	X	X	X	X	X	X	X	X
Lending Portfolio Securities	X	X	X	X	X	X	X	X	X	X	X	X
Liquidation of Funds	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X	X	X	X	X	X	X
Mid Cap Stock Risk	X	X	X	X	X	X	X	X	X	X	X	X
Money Market Instruments and Temporary Investment Strategies	X	X	X	X	X	X	X	X	X	X	X	X
Mortgage-Related Securities	X	X	X	X	X	X	X	X	X	X	X	X
Municipal Securities	X	X	X	X	X	X	X	X	X	X	X	X
New Fund Risk
Non-Diversification Risk
Other Capital Securities	X	X	X	X	X	X	X	X	X	X	X	X
Other Investment Companies	X	X	X	X	X	X	X	X	X	X	X	X
Preferred Stock Risk	X	X	X	X	X	X	X	X	X	X	X	X
Quantitative Investing Risk	X	X	X	X	X	X	X	X	X	X	X	X
Real Estate Related Securities Risks	X	X	X	X	X	X	X	X	X	X	X	X
Recent Fixed Income Market Events	X	X	X	X	X	X	X	X	X	X	X	X
Repurchase and Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X	X	X	X

	Target Retirement 2010	Target Retirement 2015	Target Retirement 2020	Target Retirement 2025	Target Retirement 2030	Target Retirement 2035	Target Retirement 2040	Target Retirement 2045	Target Retirement 2050	Moderate Allocation	Conservative Allocation	Growth Allocation
Restricted Securities	X	X	X	X	X	X	X	X	X	X	X	X
Securities Trusts	X	X	X	X	X	X	X	X	X	X	X	X
Short Sales and Leverage Risk
Small Capitalization Securities	X	X	X	X	X	X	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X	X	X	X	X	X
Stripped Securities
Structured Securities	X	X	X	X	X	X	X	X	X	X	X	X
Target Date Allocation Risk	X	X	X	X	X	X	X	X	X
Taxable Income Risk	X	X	X	X	X	X	X	X	X	X	X	X
To Be Announced (TBA) Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
Tracking Error Risk
Underlying Fund Risk	X	X	X	X	X	X	X	X	X	X	X	X
U.S. Government Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
Value Orientation Risk
Volatility Risk	X	X	X	X	X	X	X	X	X	X	X	X
Warrants and Rights Risk	X	X	X	X	X	X	X	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X	X	X	X

ACTIVE TRADING RISK.  Active or frequent trading of a Fund’s portfolio securities could increase the Fund’s transaction costs (thus negatively affecting performance) and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

ASSET ALLOCATION RISK.  Asset allocation risk is the risk that a Fund may not achieve its objective or may underperform other funds with similar investment strategies because the Fund’s strategy for allocating assets among different asset classes does not work as intended.  Certain Funds employ a multiple portfolio manager structure and combine different strategies into a single fund.  The investment styles employed by the portfolio managers of these Funds may not be complementary, which could adversely affect the performance of such Funds.

ASSET COVERAGE.  To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (i) an offsetting position for the same type of financial asset or (ii) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered in clause (i).  Assets used as offsetting positions, designated on the Fund’s books or held in a segregated account cannot be sold while the position(s) requiring cover is/are open unless replaced with other appropriate assets.  As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

ASSET-BACKED SECURITIES.  Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments — net of expenses — made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Fund. The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed income securities because of their potential for prepayment. The price paid by a Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter term securities, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

Asset-backed securities do not always have the benefit of a security interest in the underlying asset.  For example, credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off amounts owed.  The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.  If the Funds purchase asset-backed securities that are “subordinated” to other interests in the same asset-backed pool, a Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.  Tax-exempt structured securities, such as tobacco bonds, are not considered asset-backed securities for purposes of the Municipal Real Return Fund’s investments.

BORROWING.  Each Fund may borrow money to the extent set forth under “Investment Objectives and Policies.”  The Funds do not intend to borrow for leverage purposes, except as may be set forth under “Investment Objectives and Policies.” Interest paid on borrowings will decrease the net earnings of a Fund and will not be available for investment.

BANK LOANS AND LOAN PARTICIPATIONS.  Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure.  Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks.  As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest.  However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans.  A Fund may make certain corporate loan investments as part of a broader group of lenders (together often referred to as a “syndicate”) that is represented by a leading financial institution (or agent bank).  The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest.  If the agent develops financial problems or is terminated, the Fund may not recover its investment or recovery may be delayed.  Corporate loans may be denominated in currencies other than U.S. dollars and are subject to the credit risk of nonpayment of principal or interest.  Further, substantial increases in interest rates may cause an increase in loan defaults.  Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to the collateral.  In addition, the value of collateral may erode during a bankruptcy case.  In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

The Funds may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans.  Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt.  Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions.  Also, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans.  Many such loans are relatively illiquid and may be difficult to value.

Some bank loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the bank loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of the bank loans, including, in certain circumstances, invalidating such bank loans or causing interest previously paid to be refunded to the borrower.  If interest were required to be refunded, it could negatively affect Fund performance.

Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative.  Some companies may never pay off their indebtedness or pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, the Funds bear a substantial risk of losing the entire amount invested.

Investments in bank loans through a direct assignment of the financial institution’s interest with respect to the bank loan may involve additional risks.  For example, if a secured bank loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment, and revolving credit facilities, which would require a Fund to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.

A financial institution’s employment as agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement would remain available to the holders of such indebtedness.  However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, such Fund may incur certain costs and delays in realizing payments on a bank loan or loan participation and could suffer a loss of principal and/or interest.

LIBOR Risk.  According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR rate setting process. Since the LIBOR scandal came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by a Fund.

Floating Rate Loans.  Certain Funds may invest in interests in floating rate loans (often referred to as “floaters”).  Senior floating rate loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower.  A Fund may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans.  The Funds may also invest in companies whose financial condition is uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.  Floating rate loans typically have rates of interest that are reset or redetermined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a spread.  The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.  Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan.  Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan or as a participation interest in another lender’s portion of the floating rate loan.

The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.  As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loans generally are subject to legal or contractual restrictions on resale.  The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans.  For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time.  During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a floating rate loan can result in a loss.

Many loans in which a Fund may invest may not be rated by a rating agency, and many, if not all, loans will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange.  The amount of public information available with respect to loans will generally be less extensive than that available for registered or exchange-listed securities.  In evaluating the creditworthiness of Borrowers, the investment manager and/or sub-adviser considers, and may rely in part, on analyses performed by others.  In the event that loans are not rated, they are likely to be the equivalent of below investment grade quality.  Debt securities that are rated below-investment-grade and comparable unrated bonds are viewed by the rating agencies as having speculative characteristics and are commonly known as “junk bonds”.  Historically, senior-secured floating rate loans tend to have more favorable loss recovery rates than more junior types of below-investment-grade debt obligations.  The sub-adviser does not view ratings as the primary factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal.  Floating rate loans are rated below-investment-grade, which means that rating agencies view them as more likely to default in payment than investment-grade loans.  Such non-payment would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund.  Some floating rate loans are also subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such floating rate loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of floating rate loans including, in certain circumstances, invalidating such floating rate loans or causing interest previously paid to be refunded to the Borrower.  If interest were required to be refunded, it could negatively affect the Fund’s performance.

Prepayment Risks.  Most floating rate loans and certain debt securities allow for prepayment of principal without penalty.  Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  In addition, with respect to fixed-rate investments, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the investment and making the investment more sensitive to interest rate changes.  Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited.  Further, loans or debt securities purchased to replace a prepaid loan or debt security may have lower yields than the yield on the prepaid loan or debt security.

Market Risks.  Significant events, such as turmoil in the financial and credit markets, terrorist events, and other market disruption events, such as weather or infrastructure disruptions that affect the markets generally, can affect the liquidity of the markets and cause spreads to widen or interest rates to rise, resulting in a reduction in value of a Fund’s assets.  Other economic factors (such as a large downward movement in stock prices, a disparity in supply of and demand for certain loans and securities or market conditions that reduce liquidity) can also adversely affect the markets for debt obligations.  Rating downgrades of holdings or their issuers will generally reduce the value of such holdings.  Each of the Funds is also subject to income risk, which is the potential for a decline in a Fund’s income due to falling interest rates or market reductions in spread.

Terrorist attacks and related events, including wars in Iraq and Afghanistan and their aftermath, and continuing occupation of Iraq by coalition forces, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets.  A similar disruption of the financial markets, such as the problems in the subprime market, could affect interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to investments in floating rate loans.  In particular, junk bonds and floating rate loans tend to be more volatile than higher-rated fixed income securities; as such, these circumstances and any actions resulting from them may have a greater effect on the prices and volatility of junk bonds and floating rate loans than on higher-rated fixed income securities.  The Funds cannot predict the effects of similar events in the future on the U.S. economy.

Material Non-Public Information.  A Fund may be in possession of material non-public information about a Borrower or issuer as a result of its ownership of a loan or security of such Borrower or issuer.  Because of prohibitions on trading in securities of issuers while in possession of such information, a Fund may be unable to enter into a transaction in a loan or security of such a Borrower or issuer when it would otherwise be advantageous to do so.

Regulatory Risk.  To the extent that legislation or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans, particularly in connection with highly leveraged transactions, floating rate loans for investment may become less available.  Any such legislation or regulation could also depress the market values of floating rate loans.

Loan Participations.  A participation interest is a fractional interest in a loan, issued by a lender or other financial institution.  The lender selling the participation interest remains the legal owner of the loan.  Where a Fund is a participant in a loan, it does not have any direct claim on the loan or any rights of set-off against the borrower and may not benefit directly from any collateral supporting the loan.    As a result, the Fund is subject to the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

The lack of a highly liquid secondary market may have an adverse impact on the ability to dispose of particular loan participations when necessary to meet redemption of a Fund’s shares, to meet a Fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.  The lack of a highly liquid secondary market for loan participations also may make it more difficult for a Fund to value these investments for purposes of calculating its net asset value.

Senior Loans.  Senior debt (frequently issued in the form of senior notes or referred to as senior loans) is debt that takes priority over other unsecured or otherwise more “junior” debt owed by the issuer.  Senior debt has greater seniority in the issuer’s capital structure than subordinated debt.  In the event the issuer goes bankrupt, senior debt theoretically must be repaid before other creditors receive any payment.  There is less readily available, reliable information about most senior loans than is the case for many other types of securities.  In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting a Fund’s investments in senior loans, and thus the sub-adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources.  As a result, a Fund that invests in senior loans is particularly dependent on the analytical abilities of its sub-adviser.

An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value even before a default occurs.  Further, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect a senior loan’s value.

No active trading market may exist for certain senior loans, which may impair a Fund’s ability to realize full value in the event that it needs to sell a senior loan and may make it difficult to value senior loans.  Adverse market conditions may impair the liquidity of some actively traded senior loans.  To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Although senior loans in which the Funds invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated.  In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.  If the terms of a senior loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrowers’ obligations under the senior loans.  To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower.  Uncollateralized senior loans involve a greater risk of loss.  Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund.  Such court action could under certain circumstances include the invalidation of senior loans.

If a senior loan is acquired through an assignment, a Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral.  If a senior loan is acquired through a participation, the acquiring Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation.  As a result, the Fund will be exposed to the credit risk of both the borrower and the entity selling the participation.

Senior loans in which a Fund may invest may be rated below investment grade.  The risks associated with these senior loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.  This higher standing of senior loans has historically resulted in generally higher recoveries in the event of a corporate reorganization.  In addition, because their interest rates are typically adjusted for changes in short-term interest rates, senior loans generally are subject to less interest rate risk than other below investment grade securities ( which are typically fixed rate).

Unsecured Loans.  The claims of holders of unsecured loans are subordinated to, and thus lower in priority of payment to, claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt.  Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions.  In addition, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans.

CALL RISK.  Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce a Fund’s income if the proceeds are then reinvested at lower interest rates.

COMMODITY SECTOR RISK.  Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities.  The commodities markets have experienced periods of extreme volatility.  Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings.  The prices of commodity-linked derivative securities may be affected by changes in overall market movements, changes in interest rates and events or circumstances that affect a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments, as well as commodity index volatility generally.  The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies and are subject to temporary distortions and other disruptions due to, among other factors, the participation of speculators.  The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, and thus events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of changes in the commodities markets cannot be predicted.

The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

CONVERTIBLE SECURITIES.  The market value of a convertible security performs like that of a regular debt security; this means that if market interest rates rise, the value of a convertible security usually falls.  Convertible securities are also subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.  Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as its underlying common stock.

COUNTERPARTY RISK.  With respect to certain transactions, such as over-the-counter derivatives contracts or repurchase agreements, a Fund will be exposed to the risk that the counterparty to the transaction may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.  In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating its positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, the inability to realize any gains on its investment during such period and any fees and expenses incurred in enforcing its rights.  The Fund also bears the risk of loss of the amount expected to be received under a derivative transaction in the event of the default or bankruptcy of a counterparty.

CREDIT RISK.  Credit risk refers to the possibility that the issuer of a security will not be able to make timely principal and interest payments.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.  Securities issued by the U.S. Treasury historically have presented minimal credit risk.  However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations.  A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

DEPOSITARY RECEIPTS (ADRs, EDRs and GDRs).  Certain Funds may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  ADRs are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation.  ADRs are traded on U.S. securities exchanges, or in over-the-counter markets, and are denominated in U.S. dollars.  EDRs and GDRs are similar instruments that are issued in Europe (EDRs) or globally (GDRs), traded on foreign securities exchanges and denominated in foreign currencies.  The value of a depositary receipt will fluctuate with the value of the underlying security, reflect changes in exchange rates and otherwise involve the same risks associated with the foreign securities that they evidence or into which they may be converted.  A Fund may also invest in unsponsored depositary receipts.  The issuers of unsponsored depositary receipts are not obligated to disclose information that would be considered material in the United States.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.  See also “Foreign Investments” below.

DERIVATIVE INSTRUMENTS

Certain Funds may use instruments called derivatives or derivative securities.  Although each fund of funds primarily invests in Underlying Funds, each fund of funds may invest directly in derivative investments such as futures and options and swap transactions to manage risk, to replicate securities the fund of funds could buy, or for other investment purposes.  A derivative is a financial instrument the value of which is derived from the value of one or more underlying securities, commodities, currencies, indices, debt instruments, other derivatives or any other agreed upon pricing index or arrangement (e.g., the movement over time of the Consumer Price Index or freight rates) (each an “Underlying Instrument”).  Derivatives contracts are either physically settled, which means the parties trade the Underlying Instrument itself, or cash settled, which means the parties simply make cash payments based on the value of the Underlying Instrument (and do not actually deliver or receive the Underlying Instrument).

Derivatives may allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.

Many derivative contracts are traded on securities or commodities exchanges, the contract terms are generally standard, and the parties make payments due under the contracts through the exchange.  Most exchanges require the parties to post margin against their obligations under the contracts, and the performance of the parties’ obligations under such contracts is usually guaranteed by the exchange or a related clearing corporation.  Other derivative contracts are traded over-the-counter (“OTC”) in transactions negotiated directly between the counterparties.  OTC derivative contracts do not have standard terms, so they are generally less liquid and more difficult to value than exchange-traded contracts.  OTC derivatives also expose a Fund to additional credit risks to the extent a counterparty defaults on a contract.  See “Additional Risk Factors and Considerations of OTC Transactions” below.

Depending on how a Fund uses derivatives and the relationships between the market values of the derivative and the Underlying Instrument, derivatives could increase or decrease a Fund’s exposure to the risks of the Underlying Instrument.  Derivative contracts may also expose the Fund to additional liquidity and leverage risks.  See “Risk Factors in Derivative Instruments” below.

Each Fund may use derivatives for hedging purposes.  Certain Funds may also use derivatives for cash flow management or, as part of their overall investment strategies, to seek to replicate the performance of a particular index or to enhance returns.  The use of derivatives to enhance returns is considered speculative because the Fund is primarily seeking to achieve gains rather than to offset, or hedge, the risks of other positions.  When a Fund invests in a derivative for speculative purposes, the Fund is fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative itself.  No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging.  Each Fund may use derivative instruments to offset the risks, or to “hedge” the risks, associated with other Fund holdings.  For example, derivatives may be used to hedge against movements in interest rates, currency exchange rates and the equity markets through the use of options, futures transactions and options on futures.  Derivatives may also be used to hedge against duration risk in fixed-income investments.  Losses on one Fund investment may be substantially reduced by gains on a derivative that reacts to the same market movements in an opposite manner.  However, while hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative offsets the advantage of the hedge.

Among other risks, hedging involves correlation risk, which is the risk that changes in the value of the derivative will not match (i.e., will not offset) changes in the value of the holdings being hedged as expected by a Fund.  In such a case, any losses on the Fund holdings being hedged may not be reduced or may even be increased as a result of the use of the derivative.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability effectively to hedge its portfolio.

There can be no assurance that the use of hedging transactions will be effective.  No Fund is required to engage in hedging transactions, and each Fund may choose not to do so.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

The Funds might not employ any of the derivatives strategies described below, and there can be no assurance that any strategy used will succeed.  A Fund’s success in employing derivatives strategies may depend on the sub-adviser’s correctly forecasting interest rates, market values or other economic factors, and there can be no assurance that the sub-adviser’s forecasts will be accurate.  If the sub-adviser’s forecasts are not accurate, the Fund may end up in a worse position than if derivatives strategies had not been employed at all.  A Fund’s ability to use certain derivative transactions may be limited by tax considerations and certain other legal considerations.  Further, suitable derivative transactions might not be available at all times or in all circumstances.  Described below are certain derivative instruments and trading strategies the Funds may use (either separately or in combination) in seeking to achieve their overall investment objectives.

Options Contracts

An options contract, or an “option,” is a type of derivative.  An option is an agreement between two parties in which one gives the other the right, but not the obligation, to buy or sell an Underlying Instrument at a set price (the “exercise price” or “strike price”) for a specified period of time.  The buyer of an option pays a premium for the opportunity to decide whether to carry out the transaction (exercise the option) when it is beneficial.  The option seller (writer) receives the initial premium and is obligated to carry out the transaction if and when the buyer exercises the option.  Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Underlying Instruments.  Options that are written on futures contracts, or futures options (discussed below), are subject to margin requirements similar to those applied to futures contracts.  A Fund may engage in options transactions on any security or instrument in which it may invest, on any securities index based on securities in which it may invest or on any aggregates of equity and debt securities consisting of securities in which it may invest (aggregates are composites of equity or debt securities that are not tied to a commonly known index).  Certain Funds may also enter into options on foreign currencies.  As with futures and swaps (discussed below), the success of any strategy involving options depends on the sub-adviser’s analysis of many economic and mathematical factors, and a Fund’s return may be higher if it does not invest in such instruments at all.  A Fund may only write “covered” options.  The sections below describe certain types of options and related techniques that the Funds may use.

Call Options.  A call option gives the holder the right to purchase the Underlying Instrument at the exercise price for a fixed period of time.  A Fund would typically purchase a call option in anticipation of an increase in value of the Underlying Instrument because owning the option allows the Fund to participate in price increases on a more limited risk basis than if the Fund had initially directly purchased the Underlying Instrument.  If, during the option period, the market value of the Underlying Instrument exceeds the exercise price, plus the option premium paid by the Fund and any transaction costs the Fund incurs in purchasing the option, the Fund realizes a gain upon exercise of the option.  Otherwise, the Fund realizes either no gain or a loss on its purchase of the option.

Certain Funds are also permitted to write (i.e., sell) “covered” call options, which obligate a Fund, in return for the option premium, to sell the Underlying Instrument to the option holder for the exercise price if the option is exercised at any time before or on its expiration date.  In order for a call option to be covered, the Fund must have at least one of the following in place with respect to the option and for so long as the option is outstanding:  (i)  the Fund owns the Underlying Instrument subject to the option (or, in the case of an option on an index, owns securities whose price changes are expected to be similar to those of the underlying index), (ii) the Fund has an absolute and immediate right to acquire the Underlying Instrument without additional cash consideration (or for additional cash consideration so long as the Fund segregates such additional cash amount) upon conversion or exchange of other securities in its portfolio, (iii) the Fund enters into an offsetting forward contract and/or purchases an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position, or (iv) the Fund segregates assets with an aggregate value equal to the exercise price of the option.

A Fund would typically write a call option to generate income from the option premium and/or in anticipation of a decrease, or only a limited increase (i.e., an increase that is less than the option premium received by the Fund in writing the option), in the market value of the Underlying Instrument.  In writing a call option, however, the Fund would not profit if the market value of the Underlying Instrument increases to an amount that exceeds the sum of the exercise price plus the premium received by the Fund.  Also, the Fund cannot sell the Underlying Instrument while the option is in effect unless the Fund enters into a closing purchase transaction.  A closing purchase transaction cancels out the Fund’s position as option writer by means of an offsetting purchase of an identical option prior to the expiration or exercise of the option it has written.

Put Options.  A put option gives the holder the right to sell the Underlying Instrument at the exercise price for a fixed period of time.  A Fund would typically purchase a put option in anticipation of a decline in market values of securities.  This limits the Fund’s potential for loss in the event that the market value of the Underlying Instrument falls below the exercise price.

Each Fund is also permitted to write covered put options on the securities or instruments in which it may invest.  In order for a put option to be covered, the Fund must have at least one of the following in place with respect to the option and for so long as the option is outstanding:  (i) the Fund enters into an offsetting forward contract and/or purchases an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position or (ii) the Fund segregates assets or cash with an aggregate value equal to the exercise price of the option.

A Fund would typically write a put option on an Underlying Instrument to generate income from premiums and in anticipation of an increase or only a limited decrease in the value of the Underlying Instrument.  However, as writer of the put and in return for the option premium, the Fund takes the risk that it may be required to purchase the Underlying Instrument at a price in excess of its market value at the time of purchase.  Because the purchaser may exercise its right under the option contract at any time during the option period, the Fund has no control over when it may be required to purchase the Underlying Instrument unless it enters into a closing purchase transaction.

Collars and Straddles.  Certain Funds may employ collars, which are options strategies in which a call with an exercise price greater than the price of the Underlying Instrument (an “out-of-the-money call”) is sold and an in-the-money put (where the exercise price is again above the price of the Underlying Instrument) is purchased, to preserve a certain return within a predetermined range of values.  Certain Funds are also permitted to write covered straddles consisting of a combination of a call and a put written on the same Underlying Instrument.  A straddle is covered when sufficient assets are deposited to meet a Fund’s immediate obligations.  A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Options on Indices.  Certain Funds are permitted to invest in options on any index made up of securities or other instruments in which a Fund itself may invest.  Options on indices are similar to options on securities except that index options are always cash settled, which means that upon exercise of the option the holder receives cash equal to the difference between the closing price of the index and the exercise price of the option times a specified multiple that determines the total monetary value for each point of such difference.  As with other written options, all index options written by a Fund must be covered.

Risks Associated with Options.  There are several risks associated with options transactions.  For example, there are significant differences between the options market and the securities markets that could result in imperfect correlation between the two markets.  Such imperfect correlation could then cause a given transaction to fail to achieve its objectives.  Options are also subject to the risks of an illiquid secondary market, whether those options are traded over-the-counter or on a national securities exchange.  There can be no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option at any particular time.  If a Fund is unable to effect a closing purchase transaction with respect to options it has written, the Fund will not be able to sell the Underlying Instruments or dispose of the segregated assets used to cover the options until the options expire or are exercised.  Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Instruments.  Moreover, a Fund’s ability to engage in options transactions may be limited by tax considerations and other legal considerations.

The presence of a liquid secondary market on an options exchange may dry up for any or all of the following reasons:  (i) there may be insufficient trading interest in certain options; (ii) the exchange may impose restrictions on opening or closing transactions or both; (iii) the exchange may halt or suspend trading, or impose other restrictions, on particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal exchange operations; (v) the facilities of the exchange or its related clearing corporation may at times be inadequate to handle trading volume; and/or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular classes or series of options), in which event the secondary market on that exchange (or in such classes or series of options) would cease to exist.  However, if the secondary market on an exchange ceases to exist, it would be expected (though it cannot be guaranteed) that outstanding options on that exchange, if any, that had been issued as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund’s options transactions will also be subject to limitations, established by exchanges, boards of trade or other trading facilities, governing the maximum number of options in each class that may be written or purchased by any single investor or a group in investors acting in concert.  As such, the number of options any single Fund can write or purchase may be affected by options already written or purchased by other Hartford Funds.  An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits and/or impose sanctions.  Also, the hours of trading for options may not conform to the hours during which the Underlying Instruments are traded.  To the extent that the options markets close before the markets for the Underlying Instruments, significant price movements can take place in the underlying markets that would not be reflected in the options markets.

OTC options implicate additional liquidity and credit risks.  Unlike exchange-listed options, where an intermediary or clearing corporation assures that the options transactions are properly executed, the responsibility for performing OTC options transactions rests solely on the writer and holder of those options.  See “Additional Risk Factors and Considerations of OTC Transactions” below.

The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The successful use of options depends on the sub-adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets.  See “Risk Factors in Derivative Instruments” below.

Additional Risk Associated with Options on Indices.  The writer’s payment obligation under an index option (which is a cash-settled option) usually equals a multiple of the difference between the exercise price, which was set at initiation of the option, and the closing index level on the date the option is exercised.  As such, index options implicate a “timing risk” that the value of the underlying index will change between the time the option is exercised by the option holder and the time the obligation thereunder is settled in cash by the option writer.

Futures Contracts and Options on Futures Contracts

A futures contract, which is a type of derivative, is a standardized, exchange-traded contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specified quantity of an Underlying Instrument at a specified price and specified future time.  The Funds are generally permitted to invest in futures contracts and options on futures contracts with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities (aggregates are composites of equity or debt securities that are not tied to a commonly known index), interest rates, indices, commodities and other financial instruments.

No price is paid upon entering into a futures contract.  Rather, when a Fund purchases or sells a futures contract it is required to post margin (“initial margin”) with the futures commission merchant (“FCM”) executing the transaction.  The margin required for a futures contract is usually less than ten percent of the contract value, but it is set by the exchange on which the contract is traded and may by modified during the term of the contract.  Subsequent payments, known as “variation margin,” to and from the FCM, will then be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates (a process known as “marking to market”).  If a Fund has insufficient cash available to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.  Futures involve substantial leverage risk.

An option on a futures contract (“futures option”) gives the option holder the right (but not the obligation) to buy or sell its position in the underlying futures contract at a specified price on or before a specified expiration date.  As with a futures contract itself, a Fund is required to deposit and maintain margin with respect to futures options it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

The sale of a futures contract limits a Fund’s risk of loss, prior to the futures contract’s expiration date, from a decline in the market value of portfolio holdings correlated with the futures contract.  In the event the market values of the portfolio holdings correlated with the futures contract increase rather than decrease, however, a Fund will realize a loss on the futures position and a lower return on the portfolio than would have been realized without the purchase of the futures contract.

Positions taken in the futures markets are usually not held to maturity but instead liquidated through offsetting transactions that may result in a profit or loss.  While the Fund’s futures contracts will usually be liquidated in this manner, a Fund may instead make or take delivery of the Underlying Instrument whenever it appears economically advantageous to do so.

A Fund is permitted to enter into a variety of futures contracts, including interest rate futures, index futures, currency futures and commodity futures, and options on such futures contracts.  A Fund may also invest in instruments that have characteristics similar to futures contracts, such as debt securities with interest or principal payments determined by reference to the value of a security, an index of securities or a commodity or currency at a future point in time.  The risks of such investments reflect the risks of investing in futures and derivatives generally, including volatility and illiquidity.

Risks Associated with Futures and Futures Options.  The primary risks associated with  the use of futures contracts and options are: (a) imperfect correlation between the change in market value of instruments held by a Fund and the price of the futures contract or option; (b) the possible lack of an active market for a futures contract or option, or the lack of a liquid secondary market for a futures option, and the resulting inability to close the futures contract or option when desired; (c) losses, which are potentially unlimited, caused by unanticipated market movements; (d) the sub-adviser’s failure to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance in its obligations.  Futures contracts and futures options also involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the fund to segregate assets to cover such contracts and options.  Moreover, futures are inherently volatile, and a Fund’s ability to engage in futures transactions may be limited by tax considerations and other legal considerations.

U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Additional Considerations of Commodity Futures Contracts.  In addition to the risks described above, there are several additional risks associated with transactions in commodity futures contracts.  In particular, the costs to store underlying physical commodities are reflected in the price of a commodity futures contract.  To the extent that storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.  Further, the commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments and may be subject to broad price fluctuations.

Other Considerations Related to Options and Futures Options.  Each Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Swap Agreements and Swaptions

A swap agreement, or a swap, is a type of derivative instrument.  Swap agreements are entered into for periods ranging from a few weeks to more than one year.  In a standard swap, two parties exchange the returns (or differentials in rates of return) earned or realized on an Underlying Instrument.  The gross returns to be exchanged (or “swapped”) between the parties are calculated with respect to a “notional amount,” which is a predetermined dollar principal that represents the hypothetical underlying quantity upon which the parties’ payment obligations are computed.  The notional amount may be, among other things, a specific dollar amount invested, for example, at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities that represents a particular index.  The notional amount itself normally is not exchanged between the parties, but rather it serves as a reference amount from which to calculate the parties’ obligations under the swap.

A Fund will usually enter into swap agreements on a “net basis,” which means that the two payment streams are netted out with each party receiving or paying, as the case may be, only the net amount of the payments.  A Fund’s obligations under a swap agreement are generally accrued daily (offset against any amounts owing to the Fund), and accrued but unpaid net amounts owed to a counterparty are covered by segregating liquid assets, marked to market daily, to avoid leveraging the Fund’s portfolio.  If a Fund enters into a swap on other than a net basis, the Fund will segregate the full amount of its obligations under such swap.  A Fund may enter into swaps, caps, collars, floors and related instruments with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the sub-adviser to be creditworthy.  If a default occurs by the other party to such transaction, a Fund will have contractual remedies under the transaction documents, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

A Fund may engage in a wide variety of swap transactions, including, but not limited to, credit- and event-linked swaps, interest rate swaps, swaps on specific securities or indices, swaps on rates (such as mortgage prepayment rates) and other types of swaps, such as caps, collars, and floors.  In addition, to the extent a Fund is permitted to invest in foreign currency-denominated securities, it may invest in currency swaps.  A Fund may also enter into options on swap agreements (“swaptions”).  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield.  The sections below describe certain swap arrangements and related techniques that the Funds may use.

Interest Rate Swaps, Caps, Floors and Collars.  An interest rate swap is an OTC contract in which the parties exchange interest rate exposures (e.g., exchange floating rate payments for fixed rate payments or vice versa).  For example, a $10 million LIBOR swap requires one party to pay the equivalent of the London Interbank Offered Rate of Interest (which fluctuates) on the $10 million principal amount in exchange for the right to receive from the other party the equivalent of a stated fixed rate of interest on the $10 million principal amount.

Among other techniques, a Fund may use interest rate swaps to hedge interest rate and duration risk on fixed-income securities or portfolios, which can be particularly sensitive to interest rate changes.  Duration measures the sensitivity in prices of fixed-income securities to changes in interest rates; the duration of a portfolio or basket of bonds is the weighted average of the individual component durations.  Longer maturity bonds typically have a longer duration than shorter maturity bonds and, therefore, higher sensitivity to interest rate changes.  In an environment where interest rates are expected to rise, a Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points (such as two-, five- and 10- year duration points).

A Fund may also purchase or sell interest rate caps or floors.  In a typical interest rate cap, the buyer receives payments from the seller to the extent that a specified interest rate exceeds a predetermined level.  In a typical interest rate floor, the buyer receives payments from the seller to the extent that a specified interest rate falls below a predetermined level.  An interest rate collar combines elements of purchasing a cap and selling a floor and is usually employed to preserve a certain return within a predetermined range of values.

Commodity Swaps.  A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based Underlying Instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based Underlying Instrument.  In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.  As with other types of swap agreements, if the commodity swap lasts for a finite period of time, the swap may be structured such that the Fund pays a single fixed fee established at the outset of the swap.  However, if the term of the commodity swap is ongoing, with interim swap payments, the Fund may pay a variable or “floating” fee.  Such a variable fee may be pegged to a base rate, such as LIBOR, and is adjusted at specific intervals.  As such, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.  See “LIBOR Risk” above.

Currency Swaps.  A currency swap agreement is a contract in which two parties exchange one currency (e.g., U.S. dollars) for another currency (e.g., Japanese yen) on a specified schedule.  The currency exchange obligations under currency swaps could be either interest payments calculated on the notional amount or payments of the entire notional amount (or a combination of both).

Funds may engage in currency swap agreements as a tool to protect against uncertainty and fluctuations in foreign exchange rates in the purchase and sale of securities.  However, the use of currency swap agreements does not eliminate, or even always mitigate, potential losses arising from fluctuations in exchange rates.  In the case of currency swaps that involve the delivery of the entire notional amount of currency in exchange for another currency, the entire notional principal of the currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

Credit Default Swaps.  A credit default swap (“CDS”) is an agreement between two parties whereby one party (the “protection buyer”) makes an up-front payment or a stream of periodic payments over the term of the CDS to the other party (the “protection seller”), provided generally that no event of default or other credit-related event (a “credit event”) with respect to an Underlying Instrument occurs.  In return, the protection seller agrees to make a payment to the protection buyer if a credit event does occur with respect to the Underlying Instrument.  The CDS market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets.  Credit default swaps typically last between six months and three years, provided that no credit event occurs.  Credit default swaps may be physically settled or cash settled.

A Fund may be either the protection buyer or the protection seller in a CDS.  A Fund generally will not buy protection on issuers that are not currently held by that particular Fund.  However, a Fund may engage in credit default swap trades on single names, indices and baskets to manage asset class exposure and to capitalize on spread differentials in instances where there is not complete overlap between such Fund’s holdings or exposures and the reference entities in the credit default swap.  If the Fund is the protection buyer and no credit event occurs, the Fund loses its entire investment in the CDS (i.e., an amount equal to the aggregate amount of payments made by the Fund to the protection seller over the term of the CDS).  However, if a credit event does occur, the Fund (as protection buyer), will deliver the Underlying Instrument to the protection seller and is entitled to a payment from the protection seller equal to the full notional value of the Underlying Instrument, even though the Underlying Instrument at that time may have little or no value.  If the Fund is the protection seller and no credit event occurs, the Fund receives a fixed income throughout the term of the CDS (or an up-front payment at the beginning of the term of the CDS) in the form of payments from the protection buyer.  However, if the Fund is the protection seller and a credit event occurs, the Fund is obligated to pay the protection buyer the full notional value of the Underlying Instrument in return for the Underlying Instrument (which may at that time be of little or no value).

A Fund may also invest in the Dow Jones CDX (“CDX”), which is a family of indices that track credit derivative indices in various countries around the world.  The CDX provides investors with exposure to specific reference baskets of issuers of bonds or loans in certain segments, such as North American investment grade credit derivatives or emerging markets.  CDX reference baskets are generally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry.  While investing in CDXs increases the universe of bonds and loans to which a Fund is exposed, such investments entail risks that are not typically associated with investments in other debt instruments (rather, they entail risks more associated with derivative instruments).  The liquidity of the market for CDXs is also subject to liquidity in the secured loan and credit derivatives markets.

Total return swaps, asset swaps, inflation swaps and similar instruments.  A Fund may enter into total return swaps, assets swaps, inflation swaps and other types of swap agreements.  In a total return swap, the parties exchange the total return (i.e., interest payments plus any capital gains or losses) of an Underlying Instrument (or basket of such instruments) for the proceeds of another Underlying Instrument (or basket of such instruments).  Asset swaps combine an interest rate swap with a bond and are generally used to alter the cash flow characteristics of the Underlying Instrument.  For example, the parties may exchange a fixed investment, such as a bond with guaranteed coupon payments, for a floating investment like an index.  Inflation swaps are generally used to transfer inflation risk.  See “Inflation-Linked Instruments” herein.

Swaptions.  A Fund may also enter into swap options, or “swaptions.”  A swaption is a contract that gives one party the right (but not the obligation), in return for payment of the option premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time and on specified terms.  A Fund may write (sell) and purchase put and call swaptions.  Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption.  When a Fund purchases a swaption, it risks losing only the option premium it paid should it decide not to exercise the option.  When a Fund writes a swaption, however, it is obligated according to the terms of the underlying agreement if the option holder exercises the option.

Asset Segregation.  As investment companies registered with the SEC, the Funds may “set aside” (often referred to as “asset segregation”) liquid assets, or otherwise “cover” their positions in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.  Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

Risks Associated with Swaps and Swaptions.  Investing in swaps and swaptions, and utilizing these and related techniques in managing a Fund portfolio, are highly specialized activities that involve investment techniques and risks different from those associated with ordinary portfolio transactions.  These investments involve significant risk of loss.  Whether a Fund’s use of swaps will be successful in furthering its investment objective will depend on the sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  If the sub-adviser is incorrect in its forecast of market values, the sub-adviser’s utilization of swap arrangements and related techniques could negatively impact the Fund’s performance.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.  Also, certain restrictions imposed by the Code may limit the Fund’s ability to use swap agreements.

If the creditworthiness of a Fund’s swap counterparty declines, it becomes more likely that the counterparty will fail to meet its obligations under the contract, and consequently the Fund will suffer losses.  Although there can be no assurance that a Fund will be able to do so, a Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.  However, a Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.  There can be no assurance that a Fund will be able to enter into swap transactions at prices or on terms the sub-adviser believes are advantageous to such Fund.  In addition, although the terms of swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate a swap or to sell or offset caps, collars or floors that it has purchased.  Investing in swaps and related techniques involves the risks associated with investments in derivative instruments.  Please see “Risk Factors in Derivative Instruments” and “Additional Risk Factors and Considerations in OTC Transactions” below.

Inflation-Linked Instruments

Certain Funds are permitted to invest in a variety of inflation-linked instruments, such as inflation-indexed securities and inflation-linked derivatives, to manage inflation risk or to obtain inflation exposure.  Inflation — a general rise in the prices of goods and services — is measured by inflation indices like the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics, and the Retail Prices Index (RPI), which is calculated by U.K. Office for National Statistics.  The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Inflation-linked derivatives are derivative instruments that tie payments to an inflation index.  Currently, most inflation derivatives are in the form of inflation swaps, such as CPI swaps.  A CPI swap is a fixed-maturity, over-the-counter derivative where one party pays a fixed rate in exchange for payments tied to the CPI.  The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the “breakeven inflation” rate and generally represents the current difference between Treasury yields and Treasury inflation protected securities (“TIPS”) yields of similar maturities at the initiation of the swap agreement.  CPI swaps are typically designated as “zero coupon,” where all cash flows are exchanged at maturity.  The value of a CPI swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation, as measured by the CPI.  A CPI swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

Other types of inflation derivatives include inflation options and futures.  There can be no assurance that the CPI, or any foreign inflation index, will accurately measure the rate of inflation in the prices of consumer goods and services.  Further, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.  Moreover, inflation-linked instruments are subject to the risks inherent in derivative transactions generally.  See “Risk Factors in Derivative Instruments” herein.  The market for inflation-linked instruments is still developing.  The sub-adviser reserves the right to use the instruments discussed above and similar instruments that may be available in the future.

Hybrid Instruments

A hybrid instrument is an interest in an issuer that combines the characteristics of an equity security, a debt security, a commodity and/or a derivative.  For example, an oil company might issue a commodity-linked bond that pays a fixed level of interest plus additional interest that accrues in correlation with the extent to which oil prices exceed a certain predetermined level.  This is a hybrid instrument combining a bond with an option on oil.

Depending on the types and terms of hybrid instruments, they present risks that may be similar to, different from or greater than those associated with traditional investments with similar characteristics.  Hybrid instruments are potentially more volatile than traditional investments and, depending on the structure of the particular hybrid, may expose the Fund to additional leverage and liquidity risks.  Moreover, the purchase of hybrids exposes a Fund to the credit risk of the issuers of the hybrids.  Described below are certain hybrid instruments the Funds may use in seeking to achieve their investment objectives.  The sub-adviser reserves the right to use the instruments mentioned below and similar instruments that may be available in the future.

Credit-Linked Securities.  Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities.  Investments in credit-linked securities normally consist of the right to receive periodic payments during the term and payment of principal at the end of the term.  However, these payments depend on the issuer’s own investments in derivative instruments and are, accordingly, subject to the risks associated with derivative instruments, which include volatility, illiquidity and counterparty risk.

Indexed Securities and Structured Notes.  Indexed securities are derivative securities the interest rate or principal of which is determined by an unrelated indicator (e.g., a currency, security, commodity or index).  Structured notes are debt indexed securities.  Indexed securities implicate a high degree of leverage, which magnifies the potential for gain and the risk of loss, when they include a multiplier that multiplies the indexed element by a specific factor.

Structured notes and indexed securities can be very volatile investments because, depending on how they are structured, their value may either increase or decrease in response to the value of the Underlying Instruments.  The terms of these securities may also provide that in some instances no principal is due at maturity, which may result in a loss of invested capital.  These instruments also may entail a greater degree of market risk than other types of securities because the investor bears the risk not only of the instrument but also of the unrelated indicator.  Indexed securities may involve significant credit risk and liquidity risk and, as with other sophisticated strategies, a Fund’s use of these instruments may not work as intended.

Event-Linked Bonds.  Certain Funds may invest in “event-linked bonds” (or “catastrophe bonds”).  The event-linked bond market is a growing sector of the global fixed income market that provides investors with high return potentials in exchange for taking on “event risk,” such as the risk of a major hurricane, earthquake or pandemic.  If such trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond.  Some event-linked bonds provide for an extension of maturity to process and audit loss claims if a trigger has, or possibly has, occurred.  Such extension may increase volatility.  Event-linked bonds may also expose a fund to other unanticipated risks including credit risk, counterparty risk, liquidity risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences.  Event-linked bonds are subject to the risks inherent in derivative transactions.  See “Derivative Instruments — Risk Factors in Derivative Instruments” below.

Foreign Currency Transactions

All Funds that are permitted to invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and futures options, and they may engage in foreign currency transactions either on a spot (cash) basis at prevailing currency exchange rates or through forward currency contracts.  The Funds may engage in these transactions to hedge, directly or indirectly, against currency fluctuations, for other investment purposes and, with respect to certain Funds, to seek to enhance returns.  A Fund may enter into currency transactions only with counterparties that the sub-adviser deems to be creditworthy.  Certain of the foreign currency transactions the Funds may use are described below.

Forward Currency Contracts.  Certain Funds may enter into forward currency contracts (“forwards”) in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy.  Forwards are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a set price on a future date.  The market value of a forward fluctuates with changes in foreign currency exchange rates.  Forwards are marked to market daily based upon foreign currency exchange rates from an independent pricing service, and the change in value is recorded as unrealized appreciation or depreciation.  A Fund will record a realized gain or loss when the forward is closed.  Forwards are highly volatile, involve substantial currency risk and may also involve credit and liquidity risks.

A Fund may use a forward in a “settlement hedge,” or “transaction hedge,” to lock in the U.S. dollar price on the purchase or sale of securities denominated in a foreign currency between the time when the security is purchased or sold and the time at which payment is received.  Forward contracts on foreign currency may also be used by a Fund in anticipation generally of the Fund’s making investments denominated in a foreign currency, even if the specific investments have not yet been selected by the sub-adviser.

In a “position hedge,” the Fund uses a forward to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, a Fund may enter into a forward contract to sell Japanese yen in return for U.S. dollars in order to hedge against a possible decline in the yen’s value.  Position hedges tend to offset both positive and negative currency fluctuations.  Alternately, the Fund could hedge its position by selling another currency expected to perform similarly to the Japanese yen.  This is called a “proxy hedge” and may offer advantages in terms of cost, yield or efficiency.  However, proxy hedges may result in losses if the currency used to hedge does not move in tandem with the currency in which the hedged securities are denominated.

The Funds may also engage in cross-hedging by entering into forward contracts in one currency against a different currency.  Cross-hedging may be used to limit or increase exposure to a particular currency or to establish active exposure to the exchange rate between the two currencies.

Currency Swaps, Options and Futures.  In order to protect against currency fluctuations and for other investment purposes, the Funds may enter into currency swaps, options and futures.  See “Swap Agreements and Swaptions — Currency Swaps,” “Options Contracts,” and “Futures Contracts and Options on Futures Contracts” herein.

Additional Risks Associated with Foreign Currency Transactions.

It is extremely difficult to forecast currency market movements, and whether any hedging or other investment strategy will be successful is highly uncertain.  Further, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward.  Therefore, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the sub-adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate.  To the extent a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as a result of its hedging transactions.  It is impossible to hedge fully or perfectly against the effects of currency fluctuations on the value of non-U.S. securities because currency movements impact the value of different securities in differing degrees.

A Fund may buy or sell foreign currency options either on exchanges or in the OTC market.  Foreign currency transactions on foreign exchanges may not be regulated to the same extent as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities.  The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.  Foreign currency transactions are also subject to the risks inherent in investments in foreign markets.  Please see “Foreign Investments” below.

Risk Factors in Derivative Instruments

Derivatives are volatile and involve significant risks, including:

Correlation Risk — the risk that changes in the value of a derivative instrument will not match the changes in the value of the Fund holdings that are being hedged.

Counterparty Risk — the risk that the counterparty to an OTC derivatives contract or a borrower of a Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit Risk — the risk that the issuer of a security will not be able to make timely principal and interest payments.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of a Fund’s investment in and/or exposure to that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Index Risk — in respect of index-linked derivatives, the risks associated with changes in the underlying indices.  If an underlying index changes, a Fund may receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid.  Certain indexed securities, including inverse securities (which move in an opposite direction from the reference index), may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk — the risk that the value of an investment may decrease when interest rates rise because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk (interest rate risk is commonly measured by a fixed income investment’s duration).  Falling interest rates also create the potential for a decline in a Fund’s income.

Leverage Risk — the risk associated with certain types of investments or trading strategies (for example, borrowing money to increase the amount being invested) that relatively small market movements may result in large changes in the value of an investment.  Certain investments or trading strategies that involve leverage can result in losses that substantially exceed the amount originally invested.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like to sell them or at the price the seller believes the security is currently worth.

The potential loss on derivative instruments may be substantial relative to the initial investment therein.  A Fund incurs transaction costs in opening and closing positions in derivative instruments.  There can be no assurance that the use of derivative instruments will be advantageous.

Regulatory Aspects of Derivatives and Hedging Instruments.

As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), HFMC must either operate within certain guidelines and restrictions with respect to a Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Fund and be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.

Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC.  Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.

Certain Funds have filed a notice of eligibility claiming an exclusion from the definition of the term CPO and therefore such Funds are not subject to registration or regulation as a CPO under the CEA.  Consistent with certain other Funds’ investment strategies, HFMC intends to maintain the flexibility to utilize futures contracts, options on such futures, commodity options and certain swaps for non-bona fide hedging purposes beyond the de minimis amounts provided under the CFTC rules. As such, HFMC is subject to registration and regulation as a CPO under the CEA with respect to its service as investment adviser to these Funds.  In the event that a Fund not currently registered with or regulated by the CFTC engages in transactions that require registration as a CPO in the future, the Fund will comply with applicable regulations.  If a Fund operates subject to CFTC regulation, it may incur additional expenses.

Additional Risk Factors and Considerations of OTC Transactions

Certain derivatives traded in OTC markets, including swaps, OTC options and indexed securities, involve substantial liquidity risk.  This risk may be increased in times of financial stress if the trading market for OTC derivatives contracts or otherwise becomes restricted.  The absence of liquidity may make it difficult or impossible for a Fund to ascertain a market value for such instruments and/or to sell them promptly and at an acceptable price.

Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations.  The counterparty’s failure to honor its obligations would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.  In addition, closing transactions can be made for OTC options only by negotiating directly with the counterparty or effecting a transaction in the secondary market (if any such market exists).  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option at any time prior to its expiration, if at all.

DIVIDEND PAYING SECURITY INVESTMENT RISK.  Securities that pay high dividends as a group can fall out of favor with the market, causing a Fund to underperform funds that do not focus on dividends.  A Fund’s focus on dividend yielding investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities.  Also, changes in the dividend policies of companies in which a Fund invests and the capital resources available at such companies for such payments may affect income paid to the Fund.

DOLLAR ROLLS.  In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Funds may enter into “dollar rolls” in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date.  The Funds give up the right to receive principal and interest paid on the securities sold.  However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received.  Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls.  The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of the sub-adviser, as appropriate, to predict interest rates correctly.  There is no assurance that dollar rolls can be successfully employed.  In addition, the use of dollar rolls by a Fund while remaining substantially fully invested increases the amount of a Fund’s assets that are subject to market risk to an amount that is greater than such Fund’s net asset value, which could result in increased volatility of the price of such Fund’s shares.  Further, entering into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions.  For example, if the counterparty becomes insolvent, a Fund’s right to purchase from the counterparty may be restricted.  Also, the value of the underlying security may change adversely before a Fund is able to purchase it, or a Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market.  Further, because the counterparty may deliver a similar, but not identical, security, a Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

ETFs.  ETFs are registered investment companies that trade their shares on stock exchanges (such as the American Stock Exchange and the New York Stock Exchange) at market prices (rather than net asset value) and only are redeemable from the fund itself in large increments or in exchange for baskets of securities.  As an exchange traded security, an ETF’s shares are priced continuously and trade throughout the day.  ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector, or they may be actively managed.  An investment in an ETF generally implicates the following risks:  (i) the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and polices of the ETF; (ii) the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a price that is lower than its net asset value; and (v) the risk that an active market for the ETF’s shares may not develop or be maintained.  Also, a Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which it invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.  Further, trading in an ETF may be halted if the trading in one or more of the securities held by an ETF is halted.  Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

Generally, a Fund, other than a fund of funds with respect to the Underlying Funds, will not purchase securities of an investment company (which would include an ETF) if, as a result:  (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies; (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund; or (3) more than 5% of the Fund’s total assets would be invested in any one such investment company.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds sponsored by other fund families to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing fund.  The Funds and the fund of funds may rely on these exemptive orders to invest in ETFs.

ETNs.  ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. A Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and a Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.  Each fund of funds may directly invest in ETNs.

EVENT RISK.  Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by the issuer’s taking on additional debt.  As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

FIXED INCOME SECURITIES.  Certain Funds are permitted to invest in fixed income securities including, but not limited to:  (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations (“CMOs”); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies or other foreign issuers; (6) commercial mortgage-backed securities; and (7) other capital securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers).

FOREIGN INVESTMENTS

Certain Funds may invest in foreign issuers and borrowers, which include:  (1) companies organized outside of the United States, including in emerging market countries; (2) foreign sovereign governments and their agencies, authorities, instrumentalities and political subdivisions, including foreign states, provinces or municipalities; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States.  These securities may be denominated or quoted in, or pay income in, U.S. dollars or in a foreign currency. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets.

Investing in securities of foreign issuers and loans to foreign borrowers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. entities.  Less information may be available about foreign entities compared with U.S. entities.  For example, foreign issuers and borrowers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers and borrowers.  In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.  Other potential foreign market risks include difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations.  Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.  In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities.  Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations.

Currency Risk and Exchange Risk.  Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected by changes in exchange rates.  Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars.  Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.  This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.  Moreover, transaction costs are incurred in connection with conversions between currencies.

Linked Notes.  A Fund may invest in debt exchangeable for common stock, debt, currency or equity linked notes and similar linked securities (e.g., zero-strike warrants) (“LNs”), which are derivative securities, typically issued by a financial institution or special purpose entity, the performance of which depends on the performance of a corresponding foreign security or index.  Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock.  LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined.  LNs are also subject to counterparty risk, which is the risk that the company issuing the LN may fail to pay the full amount due at maturity or redemption.  A Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

Settlement Risk.  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.  Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically generated in the settlement of U.S. investments.  Settlements in certain foreign countries at times have not kept pace with the number of securities transactions being undertaken; these problems may make it difficult for a Fund to carry out transactions.  If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may remain uninvested with no return earned thereon for some period.  There may also be the danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to a Fund.  Further, compensation schemes may be non-existent, limited or inadequate to meet a Fund’s claims in any of these events.  In connection with any of these events, and other similar circumstances, a Fund may experience losses because of failures of or defects in settlement systems.

There are additional and magnified risks involved with investments in emerging or developing markets, which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements that are less efficient than in developed markets.  In addition, the economies of emerging market countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.  Emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.  See “Investments in Emerging Market Securities” below.

FUND OF FUNDS STRUCTURE RISKS.  Each of the fund of funds and the Duration-Hedged Strategic Income Fund is exposed to the risks of its Underlying Funds in proportion to the amount of assets the fund allocates to each Underlying Fund.  An investor in a fund that employs a fund of funds structure indirectly bears fees and expenses charged by the Underlying Funds in addition to the fund’s direct fees and expenses.  The fund of funds structure could increase or decrease gains and could affect the timing, amount and character of distributions from an Underlying Fund to an investor in that Underlying Fund.  Rebalancing Underlying Funds may also increase transaction costs to Underlying Fund investors.  Similarly, each fund of funds and the Duration-Hedged Strategic Income Fund is subject to similar risks as those mentioned above with respect to any unaffiliated money market fund in which that fund invests.  Also, management of a fund of funds entails potential conflicts of interest because the fund of funds invests in affiliated Underlying Funds.  Certain Underlying Funds are more profitable to the investment adviser and/or its affiliates than others, and the investment adviser or sub-adviser, as applicable, may therefore have an incentive to allocate more of a fund of fund’s assets to the more profitable Underlying Funds.  The investment allocation limitations make certain Funds less flexible in their investment strategies than other funds of funds.  In addition, with respect to certain Target Retirement Funds, a Fund’s asset allocations may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk.  Prospective investors should consider a number of factors beyond target retirement date when evaluating whether or not to invest in these Funds.  Each fund of funds and the Duration-Hedged Strategic Income Fund may invest in derivatives and other instruments that are not “securities” within the meaning of the 1940 Act pursuant to an exemptive order issued by the SEC.

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS.  Recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility and, in some cases, a lack of liquidity.  Federal, state, and other governments, their regulatory agencies or self regulatory organizations may in the future take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Legislation or regulation may also change the way in which the Funds themselves are regulated.  In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-

Frank Act”) provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole.  The Dodd-Frank Act leaves many issues to be resolved by regulatory studies and rulemakings, and in some cases further remedial legislation, by deferring their resolution to a future date.  This legislation, as well as additional legislation and regulatory changes that may be enacted in the future, could change the fund industry as a whole and limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such programs may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.  Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.  The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available.  HFMC and the sub-adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

GROWTH ORIENTATION RISK.  The price of a growth company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  During times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

HEALTHCARE-RELATED SECURITIES RISK.  Many healthcare-related companies are smaller and less seasoned than companies in other sectors.  Healthcare-related companies may also be strongly affected by scientific or technological developments, and their products may quickly become obsolete.  Further, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.  A number of legislative proposals concerning healthcare have been introduced, considered or adopted by the U.S. Congress in recent years.  These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and the promotion of prepaid healthcare plans.  A Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

HIGH YIELD SECURITIES (“JUNK BONDS”).  Any security or loan with a long-term credit rating of “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, as well as any security or loan that is unrated but determined by the sub-adviser to be of comparable quality, is below investment grade.

Securities and bank loans rated below investment grade are commonly referred to as “high yield-high risk debt securities,” “junk bonds,” “leveraged loans” or “emerging market debt,” as the case may be.  Each rating category has within it different gradations or sub-categories.  For instance the “Ba” rating for Moody’s includes “Ba3”, “Ba2” and “Ba1”.  Likewise the S&P and Fitch rating category of “BB” includes “BB+”, “BB” and “BB-”.  If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category.  Descriptions of the debt securities and bank loans ratings system, including the speculative characteristics attributable to each ratings category, are set forth in Appendix A to this SAI.

Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for a Fund.  Junk bonds may be issued by less creditworthy issuers.  Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.  Junk bonds are also subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.  Further, issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

In addition, junk bonds frequently have redemption features that permit an issuer to repurchase the security before it matures.  If an issuer redeems junk bonds owned by a Fund, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.  Junk bonds may also be less liquid than higher rated fixed income securities, even under normal economic conditions.  Moreover, there are relatively few dealers in the junk bond market, and there may be significant differences among these dealers’ price quotes.  Because they are less liquid, judgment may play a greater role in valuing these securities than is the case with securities that trade in a more liquid market.

A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a junk bond does not necessarily take into account its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.  These securities and bank loans generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income and may be less liquid than securities and bank loans in higher rating categories.  Securities and bank loans in the highest category below investment grade are considered to be of poor standing and predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  As such, these investments often have reduced values that, in turn, negatively impact the value of the Fund’s shares.  If a security or bank loan is downgraded to a rating category that does not qualify for investment, the sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

ILLIQUID INVESTMENTS.  Each Fund is permitted to invest in illiquid securities or other illiquid investments in an amount up to 15% of its net assets (10% for Inflation Plus Fund).  Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used for such investments in the determination of a Fund’s net asset value.  A Fund may not be able to sell illiquid securities or other investments when the sub-adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid.  Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on a Fund’s net asset value.

Securities and other investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the security, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated such that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter (“OTC”) securities, the continued viability of any OTC secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Fund’s portfolio become illiquid, the Fund may exceed its limit on illiquid instruments.  If this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  However, this requirement will not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists and thus negatively affect a Fund’s net asset value.

Under interpretations of the SEC Staff, the following types of investments in which a Fund may invest are considered illiquid:  (i) repurchase agreements maturing in more than seven days; (ii) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (iii) option contracts with respect to specific securities, that are not traded on a national securities exchange and not readily marketable; and (iv) any other securities or investments in which a Fund may invest that are not readily marketable.

INDEX STRATEGY RISK.  An index fund is not actively “managed,” and therefore the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from a Fund’s portfolio.  The Fund will remain invested in stocks even when stock prices are generally falling.

INDUSTRY CONCENTRATION RISK.  A Fund that invests primarily in a small number of business sectors may be exposed to greater liquidity risk and risk of loss should adverse economic developments occur in one of those sectors.

INFLATION PROTECTED DEBT SECURITIES. Certain Funds may invest in inflation-protected debt securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security.  Most other issuers pay out the inflation accruals as part of a semiannual coupon.

The value of inflation protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal (or stated) interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the price of an inflation-protected debt security.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the price of an inflation protected debt security.

Interest payments on inflation protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.  The U.S. Treasury only began issuing TIPS in 1997, and corporations began issuing corporate inflation protected securities (“CIPS”) even more recently.  As a result, the market for such securities may be less developed or liquid, and more volatile, than certain other securities markets.  Although corporate inflation protected securities with different maturities may be issued in the future, the U.S. Treasury currently issues TIPS in five-year, ten-year and twenty-year maturities, and CIPS are currently issued in five-year, seven-year and ten-year maturities.  Repayment of the original security principal upon maturity (as adjusted for inflation) is generally guaranteed in the case of TIPS, even during a period of deflation.  However, the current market value of the securities is not guaranteed and will fluctuate.  Other inflation related securities, such as CIPS, may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

INITIAL PUBLIC OFFERINGS.  The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile and/or decline shortly after the IPO.  Securities issued in IPOs have no trading history, and information about the issuing companies may be available for only very limited periods.  The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value.

INTEREST RATE RISK.  Interest rate risk is the possibility an investment may go down in value when interest rates rise because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in a Fund’s income.  Interest rates in the United States are at, or near, historic lows, which may increase a Fund’s exposure to risks associated with rising rates. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for a Fund to value or sell some or all of its bond holdings at any given time.

INVERSE FLOATING RATE SECURITIES.  Inverse floating rate securities, also called inverse floaters or residual interest bonds, are variable-rate securities whose coupon changes in a direction opposite from that of a specified interest rate.  Generally, income on inverse floaters decreases when interest rates rise and increases when interest rates fall.  Inverse floaters can have the effect of providing a degree of investment leverage because they may increase or decrease in value in response to changes (e.g., changes in market interest rates) at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to the same changes.  Therefore, the market values of such securities are generally more volatile than the market values of fixed-rate securities (especially during periods when interest rates are fluctuating).  A Fund could lose money and its net asset value could decline if movements in interest rates are incorrectly anticipated.  Moreover, the markets for this type of security may be less developed and less liquid than the markets for traditional municipal securities.

Certain Funds may invest in municipal inverse floaters, which are a type of inverse floater in which a municipal bond is deposited with a special purpose vehicle (SPV), which issues, in return, the municipal inverse floater (which is comprised of a residual interest in the cash flows and assets of the SPV) plus proceeds from the issuance by the SPV of floating rate certificates to third parties.  This type of municipal inverse floater generally includes the right to “unwind” the transaction by (1) causing the holders of the floating rate certificates to tender their certificates at par and (2) returning the municipal inverse floater to the SPV in exchange for the original municipal bond.  If the holder of the inverse floater exercises this right, it would pay the par amount due on the floating rate certificates and exchange the municipal inverse floater for the underlying municipal bond.  The SPV may also be terminated for other reasons (as defined in its operative documents), such as a downgrade in the credit rating of the underlying municipal bond, a payment failure by or the bankruptcy of the issuer of the underlying municipal bond, the inability to remarket floating rate certificates or the SPV’s failure to obtain renewal of the liquidity agreement relating to the floating rate certificates.  In the event of such a termination, an investor, such as a Fund, shall have the option but not the obligation to effect the economic equivalent of an “unwind” of the transaction.  The holder of a municipal inverse floater generally bears all of the investment risk associated with the underlying bond.

Inverse floating rate securities are subject to the risks inherent in derivative instruments.  See “Derivative Instruments” herein.

INVESTMENT GRADE SECURITIES. Certain Funds are permitted to invest in debt securities rated within the four highest rating categories (e.g., “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”), “AAA”, “AA”, “A” or “BBB” by Standard and Poor’s Corporation (“S&P”) or “AAA”, “AA”, “A” or “BBB” by Fitch, Inc. (“Fitch”)) (or, if unrated, securities of comparable quality as determined by the sub-adviser) (see Appendix A to this SAI for a description of applicable securities ratings).  These securities are generally referred to as “investment grade securities.” Each rating category has within it different gradations or sub-categories.  If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category.  If a security is downgraded to a rating category that does not qualify for investment, the sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.  Debt securities carrying the fourth highest rating (e.g., “Baa” by Moody’s, “BBB” by S&P and “BBB” by Fitch) and unrated securities of comparable quality (as determined by the sub-adviser) are considered to have speculative characteristics with respect to the issuer’s continuing ability to meet principal and interest payments, involve a higher degree of risk and are more sensitive to economic change than higher rated securities.

INVESTMENT STRATEGY RISK.  Investment strategy risk is the risk that, if the sub-adviser’s investment strategy does not perform as expected, a Fund could underperform its peers or lose money.  There is no guarantee that a Fund’s investment objective will be achieved.

INVESTMENTS IN A SUBSIDIARY.  Certain Funds may invest in the shares of a wholly owned and controlled subsidiary organized in the Cayman Islands that invests primarily in commodity-related instruments (each, a “Subsidiary”). Investments in a Subsidiary are expected to provide each Fund with exposure to the commodity markets within the limitations of Subchapter M of the  Code and Internal Revenue Service (the “IRS”) revenue rulings, as discussed below.  Each Subsidiary is advised by HFMC, sub-advised by Wellington Management and managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Funds.  However, unlike the Funds, each Subsidiary may be concentrated in one or more commodities and is not subject to diversification requirements.  Further, each Subsidiary (unlike the Funds) may invest without limitation in commodity-related instruments, including commodity-related futures, swaps and other derivative instruments, to enhance return, to hedge against fluctuations in commodity prices or as a substitute for the purchase or sale of commodities.  Commodity-related futures, swaps and other derivative instruments have many of the same risks as other derivative instruments.  See “Derivative Instruments” above.

Each Subsidiary is overseen by its own board of directors, which is comprised of officers of the Companies. Each Fund is the sole shareholder of its corresponding Subsidiary, and shares of that Subsidiary will not be sold or offered to other investors.  The Funds will likely invest primarily through the Subsidiaries to gain exposure to the commodity-related instruments in which the Subsidiaries invest, but the Funds also may invest directly in commodity-related instruments.

The financial statements of each Subsidiary will be consolidated with the financial statements of its corresponding Fund in that Fund’s Annual and Semi-Annual Reports. Each Fund’s Annual and Semi-Annual Reports are distributed to shareholders, and copies of a Fund’s Annual Report are provided without charge upon request as indicated on the front cover of this SAI.

The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in the applicable Fund’s prospectus or this SAI, are not subject to the investor protection mechanisms or oversight regime of the 1940 Act.  However, because each Fund wholly owns and controls its Subsidiary, and the Funds and Subsidiaries are both managed by HFMC, it is unlikely that a Subsidiary will take action contrary to the interests of a Fund and its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in the Fund’s prospectus and this SAI and could adversely affect the Fund. For example, if Cayman Islands law changes such that a Subsidiary, which is not currently subject to income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax, must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

A Fund, as a regulated investment company (“RIC”) under the tax rules, is required to realize at least 90 percent of its annual gross income from investment-related sources, specifically from dividends, interest, proceeds from securities lending, gains from the sales of stocks, securities and foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived from investing in such stock, securities or currencies or certain types of publicly traded partnerships (collectively referred to as qualifying income).  Direct investments by a RIC in commodity-related instruments generally do not, under published IRS rulings, produce qualifying income. However, in a series of private letter rulings, the IRS has indicated that income derived by a RIC from a wholly owned subsidiary invested in commodity and financial futures and option contracts, forward contracts, swaps on commodities or commodities indices, commodity-linked notes and fixed income securities would constitute qualifying income. Each affected Fund has received a private letter ruling from the IRS confirming that income derived from the Fund’s investment in its Subsidiary will constitute qualifying income to the Fund. However, the IRS subsequently suspended the issuance of similar private letter rulings and it is possible that the IRS could issuance guidance contrary to the conclusions in the private letter ruling received by each affected Fund.

Each Subsidiary generally will not be subject to U.S. federal income tax. Each Subsidiary will, however, be considered a controlled foreign corporation, and each Fund will be required to include as annual income amounts earned by its Subsidiary during the applicable year. Furthermore, each Fund will be subject to the distribution requirement applicable to open-end management investment companies on such Subsidiary income, whether or not its Subsidiary actually makes a distribution to the Fund during the taxable year.

INVESTMENTS IN EMERGING MARKET SECURITIES.  Certain Funds may invest in securities of issuers that conduct their principal business activities in, or whose securities are traded principally on exchanges located in, less developed countries considered to be “emerging markets.”  Emerging markets are those markets included in emerging market or equivalent classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or markets the Fund’s benchmark index provider designates as emerging. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. Investing in emerging market securities involves not only the risks described above with respect to investing in foreign securities, but also other risks that may be more severe and pervasive than those present in foreign countries with more developed markets.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  The value of a Fund’s investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other restrictions in emerging market countries.  In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled.  There is no assurance that such expropriations will not reoccur.  In such circumstances, it is possible that a Fund could lose the entire amount of its investments in the affected market.

Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war and ethnic, religious and racial conflicts.  A Fund’s emerging market investments may introduce exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries.  Other characteristics of emerging markets that may affect investments include national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property.  Also, the typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may result in lack of liquidity and price volatility of those securities.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

In addition to the risks of foreign investing and the risks of investing in developing or emerging markets, investments in certain countries with recently developed markets and structures, such as Nigeria, Croatia and Russia, implicate certain specific risks.  Because of the recent formation of these securities markets and the underdeveloped state of these countries’ banking systems, settlement, clearing and registration of securities transactions are subject to significant risks.  Share ownership is often defined and evidenced by extracts from entries in a company’s share register, but such extracts are neither negotiable instruments nor effective evidence of securities ownership.  Further, the registrars in these countries are not necessarily subject to effective state supervision or licensed by any governmental entity, there is no central registration system for shareholders and it is possible for a Fund to lose its entire ownership rights through fraud, negligence or mere oversight.  In addition, while applicable regulations may impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.  In Croatia, these risks are limited to investments in securities that are not traded on the national stock exchange.  However, in other countries, including Nigeria and Russia, all securities investments are subject to these risks.

The Emerging Markets Local Debt Fund may invest in Sukuk.  Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer. Generally, the issuer sells the investor a certificate, which the investor then rents back to the issuer for a predetermined rental fee. The issuer also makes a contractual promise to buy back the certificate at a future date at par value. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the sukuk. Issuers of sukuk may include international financial institutions, foreign governments and agencies of foreign governments. Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts and machinery and equipment.

Risks of Investments in Russia. A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While the Funds intend to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to a Fund.

LENDING PORTFOLIO SECURITIES.  Subject to its investment restrictions set forth under “Investment Objectives and Policies”, and subject to the Board’s approval, each Fund may from time to time lend portfolio securities to broker-dealers and other institutions as a means of earning additional income.  If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines, which must be approved by the Board.  The borrower is also required to pay the Fund any dividends or distributions accruing on the loaned securities.

A Fund does not have the right to vote proxies for securities that are on loan, but in order to vote the proxies it may recall loaned securities.  The Board has in the past and may in the future approve guidelines that define circumstances (generally, those that may have a material effect on the Fund’s investment) under which a Fund security should be restricted from lending (or recalled from lending) so that its proxies can be voted.  The Fund’s right to recall loaned securities for purposes of voting proxies may not be exercised if, for example, the Board-approved guidelines did not require the security to be restricted from lending or recalled, or if it is determined to be in the best interests of the Fund not to restrict or recall the security in order instead to earn additional income on the loan.  For more information about proxy voting policies and instances in which a Fund’s sub-adviser may choose not to vote proxies, see “Proxy Voting Policies and Procedures” below.

A Fund is subject to certain risks while its securities are on loan, including the following:  (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline;  (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to recall the securities for purposes of voting may not be effective.

LIQUIDATION OF FUNDS.  The Board may determine to close and liquidate a Fund at any time.  In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund.  A liquidating distribution will generally be a taxable event for shareholders and, depending on a shareholder’s basis in his or her Fund shares, may result in the recognition of a gain or loss for tax purposes.

MARKET RISK.  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that such markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

MID CAP STOCK RISK.  Mid capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements.  Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.  These companies often have narrower markets, more limited operating or business history and more limited managerial or financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.  Generally, the smaller the company’s size, the greater these risks.

MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES. Each Fund and each fund of funds may hold cash and invest in money market instruments at any time. Each Fund and each fund of funds may invest a significant portion of its assets in cash and high quality money market instruments when its sub-adviser, subject to the overall supervision of HFMC, deems it appropriate or in the case of the Checks and Balances Fund, HFMC deems it appropriate, and may invest up to 100% of its total assets in cash or money market instruments for temporary defensive purposes.

Money market instruments include, but are not limited to: (1) banker’s acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars) and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.  Each Fund may also invest in registered money market funds that invest in money market instruments, as permitted by regulations adopted under the 1940 Act.

MORTGAGE-RELATED SECURITIES.  The mortgage-related securities in which certain Funds may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks, various governmental, government-related and private organizations and others.  The Funds may also invest in similar mortgage-related securities that provide funds for multi-family residences or commercial real estate properties.

Mortgage-related securities are subject to certain unique risks.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, if a Fund holds mortgage-backed securities, it may exhibit additional volatility.  This is known as “extension risk.”  In addition, adjustable and fixed rate mortgage-backed securities are subject to “prepayment risk.”  When interest rates decline, borrowers may pay off their mortgages sooner than expected.  This can reduce the returns of a Fund because the Fund may have to reinvest that money at lower prevailing interest rates.  Mortgage-related securities are also subject to the risk that the underlying loans may not be repaid.  The value of mortgage-related securities can also be significantly affected by the market’s perception of the issuers and the creditworthiness of the parties involved.

The yield characteristics of mortgage securities differ from those of traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time.  The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers and unemployment rates.

Mortgage securities differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity.  As a result, the holder of the mortgage securities (e.g., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages.  When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities.  For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of “locking in” long-term interest rates.

Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations.  Multiple-class mortgage-related securities are referred to herein as “CMOs.” Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools.  Investors typically receive payments out of the interest and principal on the underlying mortgages, which payments and the priority thereof are determined by the specific terms of the CMO class.  CMOs involve special risks, and evaluating them requires special knowledge.

CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity.  As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, any given CMO structure may react differently from the way anticipated and thus affect the Fund’s portfolio in different, and possibly negative, ways.  Market changes may also result in increased volatility in market values and reduced liquidity.

Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates, such as interest-only (“IO”) and principal-only (“PO”) classes.  IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets.  If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced.  In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or rated AAA or the equivalent.  Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets.  PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Inverse floating rate CMOs, which pay interest at a rate that decreases when a specified index of market rates increases (and vice versa), also may be extremely volatile.  If the Funds purchase mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied.  For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to holders of the securities, which would thus reduce the values of the securities or in some cases render them worthless. The Funds may invest in mortgage-backed securities issued by the U.S. Government.  See “U.S. Government Securities Risk” below.  To the extent a Fund invests in mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks.  Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer.  There can be no assurance that the private insurers can meet their obligations under the policies.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund.  The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.  Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

MUNICIPAL SECURITIES. Municipal securities primarily include debt obligations of the states and their agencies, universities, boards, authorities and political subdivisions (e.g., cities, towns, counties, school districts, authorities and commissions), which are issued to obtain funds for public purposes, including the construction or improvement of a range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works.  Municipal securities may also be issued for other public purposes such as  the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment or any authorized corporate purpose of the issuer, except for the payment of current expenses.  Certain types of industrial development (or private activity) bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal.  In addition, structured securities, such as tobacco bonds, may be issued by municipal entities to securitize future payment streams.  Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation (but, note that municipal securities may include securities that pay interest income subject to the Alternative Minimum Tax).

The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds.  General obligation bonds are obligations payable from the issuer’s general unrestricted revenues and not from any particular fund or revenue source.  The characteristics and methods of enforcement of general obligation bonds vary according to the laws applicable to the particular issuer.  Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility.

Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues, pledged to payment of the bonds, of the project to be financed.  The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any).  There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors (see Appendix A of this SAI).  The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.  The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate.  However, the ratings are general, not absolute, standards of quality.  Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities and the possibility of future legislative changes that could affect the market for and value of municipal securities.  These risks also include:

General Obligation Bonds Risk — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal.  Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue (or Limited Obligation) Bonds Risk — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source.  These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity (or Industrial Development) Bonds Risk — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise.  The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.  If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risk — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality.  If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risk — Municipal notes are shorter term municipal debt obligations.  They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts.  If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Bankruptcy Risk — The City of Detroit filed for federal bankruptcy protection on July 18, 2013. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city’s outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. For Funds that may hold securities that are affected by a city’s bankruptcy filing, a Fund’s investments in those securities may lose value, which could cause the Fund’s performance to decline.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation.  The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so.  Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.  However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

As a fundamental policy, Municipal Opportunities Fund and Municipal Real Return Fund will not invest more than 25% of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.  For purposes of this restriction, utility companies, gas, electric, water and telephone companies will be considered separate industries.  Also, municipal bonds refunded with U.S. Government securities will be treated as investments in U.S. Government securities, and are not subject to this 25% fundamental policy or the 5% diversification requirement of the 1940 Act.  Such refunded municipal bonds will, however, be counted for purposes of the policy that Municipal Real Return Fund must invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.  Under this policy, “assets” means net assets plus the amount of any borrowings for investment purposes.

For the purpose of diversification under the 1940 Act, identifying the issuer of a municipal security depends on the terms of the security.  If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision will be deemed the sole issuer of the security.  If the security is backed only by the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision, but not by the state or political subdivision itself, such agency, authority or instrumentality will be deemed to be the sole issuer.  Similarly, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality (e.g., utility revenue bonds), and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer.  In the case of an industrial development bond, if the bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, such non-governmental user will be deemed to be the sole issuer.  If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund exceeds 10% of the value of the Fund’s total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.

Municipal bonds are traded in the “over-the-counter” market among dealers and other large institutional investors, which, together with the broader fixed-income markets, began in the latter months of 2008 to experience increased volatility and decreased liquidity in response to challenging economic conditions and credit tightening.  If market liquidity decreases, a Fund may not be able to sell bonds readily at prices reflecting the values at which the bonds are carried on the Fund’s books.

NON-DIVERSIFICATION RISK.  Certain Funds are non-diversified, which means they are permitted to invest more of their assets in fewer issuers than a “diversified” fund.  Thus, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  A non-diversified Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

OTHER CAPITAL SECURITIES.  Other capital securities encompass a group of instruments referred to in capital markets as “Hybrids,” “Tier I and Tier 2” and “TRUPS.” These securities give issuers flexibility in managing their capital structure.  The features associated with these securities are predominately debt like in that they have coupons, pay interest and in most cases have a final stated maturity.  There are certain features that give the companies flexibility not commonly found in fixed income securities, which include, but are not limited to, deferral of interest payments under certain conditions and subordination to debt securities in the event of default.  The deferral of interest payments, even for an extended period of time, is generally not an event of default, and the ability of the holders of such instruments to accelerate payment is generally more limited than with other debt securities.

OTHER INVESTMENT COMPANIES.  Certain Funds are permitted to invest in other Hartford Funds and/or investment companies sponsored by other fund families (including investment companies that may not be registered under the 1940 Act) such as holding company depository receipts (“HOLDRs”) and ETFs.  The funds of funds are permitted to invest in a combination of other Hartford Funds (the Underlying Funds) and/or unaffiliated money market funds and ETFs as part of their principal investment strategies.  Securities in certain countries are currently accessible to the Funds only through such investments.  Investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment by the Funds of a portion of the expenses, including advisory fees, of such other investment companies.

These investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC.  Generally, a Fund, other than a fund of funds or the Duration-Hedged Strategic Income Fund with respect to the Underlying Funds, will not purchase securities of an investment company if, as a result:  (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies; (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund; or (3) more than 5% of the Fund’s total assets would be invested in any one such investment company.

PREFERRED STOCK RISK.  The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to debt securities.  The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

QUANTITATIVE INVESTING RISK.  Certain Funds may use quantitative analysis techniques to manage all or a portion of the Fund’s portfolio.  The value of securities selected using quantitative analysis can react differently to issuer, political, market and economic developments from the market as a whole or securities selected using only fundamental analysis.  The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.  In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

REAL ESTATE RELATED SECURITIES RISKS.  The main risk of real estate related securities is that the value of the underlying real estate may go down.  Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate.  The availability of mortgages and changes in interest rates may also affect real estate values.  Further, the real estate industry is particularly sensitive to economic downturns.  If a Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

In addition to the risks surrounding real estate related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in real estate investment trusts (“REITs”) involve unique risks.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.  Like registered investment companies such as the Funds, REITs are not taxed on income distributed to shareholders so long as they comply with several requirements of the Code.  Investing in REITs involves certain risks.  REITS may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.  REITs are also subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, the risks of financing projects, heavy cash flow dependency, default by borrowers, and self-liquidation.  In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area or a single type of property.  A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.  REITS are also subject to interest rate risks.

RECENT FIXED INCOME MARKET EVENTS.  The fixed income markets have recently experienced a period of extreme volatility that has negatively impacted a broad range of mortgage- and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors.  As a result, fixed income instruments are experiencing reduced liquidity, increased price volatility, credit downgrades and increased likelihood of default.  Domestic and international equity markets have also been experiencing heightened volatility and turmoil that has particularly affected issuers with exposure to the real estate,  mortgage and credit markets.  During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and their yields to decline.  These events as well as continuing market upheavals may have an adverse effect on the Funds and may result in increased shareholder redemptions.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) into conservatorship.  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.  FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.  On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship.  First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC under which the U.S. Treasury agreed to purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock.  Second, the U.S. Treasury announced the creation of a new secured lending facility to be available to each of FNMA and FHLMC as a liquidity backstop.  Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC.  Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009.  In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA’s and FHLMC’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind-down of the retained portfolio, terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs.  The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.  FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship.  However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act.  Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.  In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer.  Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.  Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent.  Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership.  The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to  replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent.  The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed.  The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS.  A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment.  A reverse repurchase agreement is a term used to describe the opposite side of a repurchase transaction.  The party that purchases and later resells a security is said to perform a repurchase; the other party, that sells and later repurchases a security is said to perform a reverse repurchase.  Each Fund is permitted to enter into fully collateralized repurchase agreements.  Each Company’s Board of Directors has delegated to the sub-adviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements.  The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest.  Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price.  A Fund could also lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of the securities.  In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan.  If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor.  As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.  Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in a Fund’s net asset value.

RESTRICTED SECURITIES.  A Fund may invest in securities that are not registered under the Securities Act (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Funds’ investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted securities could hamper a Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element. Transactions in restricted securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted securities. Where registration is required for restricted securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security.  A Fund may purchase securities that may have restrictions on transfer or resale (including Rule 144A securities and Regulation S securities).  Depending upon the circumstances, a Fund may only be able to sell these securities in the United States if an exemption from registration under the federal and state securities laws is available or may only be able to sell these securities outside of the United States (such as on a foreign exchange).  These securities may either be determined to be liquid or illiquid pursuant to policies and guidelines established by the respective Company’s Board of Directors.

SECURITIES TRUSTS.  Certain Funds may invest in securities trusts, which are investment trust vehicles that maintain portfolios comprised of underlying debt securities that are generally unsecured.  These instruments are purchased in the cash markets and vary as to the type of underlying security, but include such underlying securities as corporate investment grade and high yield bonds and credit default swaps.  Examples include TRAINS, TRACERS, CORE and funded CDX.  Holders of interests in these structured notes receive income from the trusts in respect of principal or interest paid on the underlying securities.  By investing in such notes, a Fund will indirectly bear its proportionate share of any expenses paid by such notes in addition to the expenses of such Fund.

Investments in these structured products are subject to the same risks that would be associated with direct investments in the underlying securities of the structured notes.  These risks include substantial market price volatility resulting from changes in prevailing interest rates; default or bankruptcy of issuers of the underlying securities; subordination to the prior claims of banks and other senior lenders in the case of default; and early repayment by issuers during periods of declining interest rates because of mandatory call or redemption provisions.  In addition, structured note products may have difficulty disposing of the underlying securities because of thin trading markets.

SHORT SALES AND LEVERAGE RISK.  Certain Funds may make short sales of securities, either as a hedge against potential declines in the value of a security or to realize appreciation when a security the Fund does not own declines in value.  When a Fund makes a short sale, it sells a borrowed security (typically from a broker or other institution).  A Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities (i.e., the broker or other institution).  A Fund may not always be able to borrow the security at a particular time or at an acceptable price, so there is risk that the Fund may be unable to implement its investment strategy due to, among other reasons, the lack of available stocks.

After selling the borrowed security, a Fund is obligated to “cover” the short sale by purchasing and returning the security to the lender.  A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  As such, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities.  A Fund would realize a gain on a short sale if the security declines in price between the date of the short sale and the date the Fund replaces the security.  Further, the amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay to the lender in connection with the short sale.  There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price.  Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and thus, could be unlimited.  In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.

Until a Fund replaces a security sold short, it is required to maintain a segregated account of cash or liquid assets to cover its short position.  Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities.  The Fund must also maintain sufficient liquid assets (less any additional collateral held by the broker/lender) to cover the short sale obligation.  This may limit the Fund’s investment flexibility and its ability to meet redemption requests or other current obligations.

A Fund may take a short position in a security at the same time that other accounts managed by the Fund’s sub-adviser take a long position in the same security, or take a long position in a security at the same time that other accounts managed by the Fund’s sub-adviser take a short position in the same security.  In addition, a Fund may from time to time take a long or short position in a particular equity security while simultaneously taking the opposite position with respect to an ETF that includes such particular equity security as a constituent.  ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange.  These and other transactions undertaken on behalf of other accounts managed by a Fund’s sub-adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a particular Fund.

Certain regulators in various countries throughout the world, including the United States, may from time to time impose limits or prohibitions on short sales of certain companies (e.g., financial institutions).  These prohibitions, which may be temporary, could inhibit the ability of a Fund to sell securities short as part of its investment strategy.

A Fund employs a form of leverage when it invests the proceeds it receives from selling securities short.  The use of leverage may increase a Fund’s exposure to long equity positions, magnify any change (positive or negative) in the Fund’s net asset value and result in increased volatility of returns.  There is no guarantee that any Fund will leverage its portfolio, or if it does, that its leveraging strategy will be successful.  A Fund cannot guarantee that the use of leverage will produce a higher return on an investment, and the use of short sales may result in the underperformance of the Fund relative to broad market indices.

SMALL CAPITALIZATION SECURITIES.  Certain Funds may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations.  Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees.  As a result, small capitalization securities are often less marketable than securities of larger or more well-established companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:  (i) less certain growth prospects; (ii) lower degrees of liquidity in the markets for such stocks; (iii) thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time; (iv) limited product lines, markets or financial resources; (v) dependence on a few key management personnel; and (vi) increased susceptibility to losses and bankruptcy and increased transaction costs.

SOVEREIGN DEBT.  Investments in sovereign debt involve special risks.  The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of default.  Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment.  Some of these countries are also characterized by political uncertainty or instability.  Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies.  If a government entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.  Additionally, the financial markets have recently seen an increase in volatility and adverse trends due to uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Ireland, Italy and Portugal.  This has adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.  Outside of the European Union, Iceland has also experienced adverse trends due to high debt levels and excessive lending.

A Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities.  Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.  The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Fund’s ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event, such as deterioration in the creditworthiness of the issuer.  The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.  See also “Foreign Investments” above.

STRIPPED SECURITIES RISK.  Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

STRUCTURED SECURITIES.  Because structured securities of the types in which a Fund may invest typically involve no credit enhancement, their credit risk is generally equivalent to that of the underlying instruments.  Certain Funds are permitted to invest in classes of structured securities that are either subordinated or unsubordinated with respect to the right to payment of another class.  Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.  Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.  Certain issuers of such securities may be deemed to be “investment companies” as defined in the 1940 Act. Therefore, a Fund’s investment in structured securities may be limited by certain investment restrictions contained therein.

TARGET DATE ALLOCATION RISK.  Certain Funds are designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches.  Therefore, the further away a Fund is from its target year, the higher the percentage of equity investments it will hold, and the more aggressive its investment strategy and volatile its portfolio may be considered.  Conversely, the closer a Fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

TAXABLE INCOME RISK.  Taxable income risk is the risk that a Fund may invest in securities or other instruments that produce income subject to income tax, including the Alternative Minimum Tax.

TO BE ANNOUNCED (TBA) SECURITIES RISK.  TBA securities include when-issued and delayed delivery securities and forward commitments.  A Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis.  When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  While a Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if the sub-adviser deems it advisable.  Distributions attributable to any gains realized on such a sale are taxable to shareholders.  When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery.  There are also the risks that the security will never be issued or that the other party to the transaction will not meet its obligation.  If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.  Floating Rate Fund may purchase or sell undrawn or delayed draw loans.

TRACKING ERROR RISK.  A Fund’s performance may not match or correlate with that of the index it seeks to mimic, either on a daily or aggregate basis.  Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s portfolio and the component securities of the index, rounding of share prices, asset valuation, timing variances, changes to the composition of the index and regulatory requirements may cause the Fund’s performance to diverge from the performance of the index.  Tracking error risk may cause the Fund’s performance to be less than expected.

UNDERLYING FUND RISK.  A Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the Underlying Funds in which it invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value orientation risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

U.S. GOVERNMENT SECURITIES RISK.  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

VALUE ORIENTATION RISK.  Using a value orientation to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.  Also, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

VOLATILITY RISK.  Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

WARRANTS AND RIGHTS RISK.  Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.  Rights are similar to warrants but normally have a short life span to expiration.  The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration.  Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

ZERO COUPON SECURITIES.  A zero coupon security is a security that makes no interest payments but is instead sold at a deep discount from its face value.  While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently.  As with other fixed income securities, zero coupon bonds are subject to interest rate and credit risk.  Some of these securities may be subject to substantially greater price fluctuations during periods of changing market rates than comparable securities that pay interest currently.  Longer term zero coupon bonds have greater interest rate risk than shorter term zero coupon bonds.

PORTFOLIO TURNOVER.

During the fiscal years ended October 31, 2013 and October 31, 2012, the portfolio turnover rate for each Fund was as follows:

Fund	Portfolio Turnover 10/31/13	Portfolio Turnover 10/31/12
Balanced Fund	27%	29%
Moderate Allocation Fund*	21%	79%
Balanced Income Fund	32%	30%
Capital Appreciation Fund	91%	74%
Checks and Balances Fund	12%	12%
Conservative Allocation Fund*	22%	83%
Disciplined Equity Fund	28%	46%
Dividend and Growth Fund	30%	28%
Emerging Markets Local Debt Fund	95%	99%
Emerging Market Local Research Fund	112%	128%
Equity Income Fund	17%	27%

Fund	Portfolio Turnover 10/31/13	Portfolio Turnover 10/31/12
Floating Rate Fund	78%	60%
Floating Rate High Income Fund	59%	67%
Global All-Asset Fund	47%	94%
Global Alpha Fund	384%	N/A
Global Capital Appreciation Fund	128%	135%
Global Growth Fund	76%	99%
Global Real Asset Fund	147%	167%
Global Research Fund	100%	107%
Growth Allocation Fund*	20%	95%
Growth Fund	47%	62%
Growth Opportunities Fund	120%	116%
Healthcare Fund	32%	46%
High Yield Fund**	58%	138%
Inflation Plus Fund	82%	102%
International Capital Appreciation Fund	106%	85%
International Growth Fund	99%	106%
International Opportunities Fund	107%	98%
International Small Company Fund	78%	61%
International Value Fund***	253%	137%
MidCap Fund	38%	45%
MidCap Value Fund	59%	59%
Municipal Opportunities Fund	37%	51%
Municipal Real Return Fund	20%	61%
Quality Bond Fund	83%	N/A
Short Duration Fund	51%	61%
Small Company Fund	106%	124%
SmallCap Growth Fund	90%	73%
Small/MidCap Equity Fund	140%	121%
Strategic Income Fund****	55%	121%
Target Retirement 2010 Fund*	21%	91%
Target Retirement 2015 Fund*	26%	90%
Target Retirement 2020 Fund*	25%	86%
Target Retirement 2025 Fund*	29%	87%
Target Retirement 2030 Fund*	25%	83%
Target Retirement 2035 Fund*	28%	95%
Target Retirement 2040 Fund*	28%	99%
Target Retirement 2045 Fund*	27%	89%
Target Retirement 2050 Fund*	28%	102%
Total Return Bond Fund	106%	77%
Unconstrained Bond Fund	69%	134%
Value Fund	21%	24%
Value Opportunities Fund	81%	56%
World Bond Fund	129%	191%

* The portfolio turnover rate for the Funds of Funds was significantly lower in fiscal year 2013 than in fiscal year 2012 because Wellington Management became the sub-adviser to the Funds in 2012, resulting in a change to the portfolio management team.

** The portfolio turnover rate for the Fund was significantly lower in fiscal year 2013 than in fiscal year 2012 because Wellington Management became the sub-adviser to the Funds in 2012, resulting in a change to the portfolio management team.

*** The portfolio turnover rate for the Fund was significantly higher in fiscal year 2013 than in fiscal year 2012 because of a change in the portfolio management team.

**** The portfolio turnover rate for the Fund was significantly lower in fiscal year 2013 than in fiscal year 2012 because Wellington Management became the sub-adviser to the Funds in 2012, resulting in a change to the portfolio management team.

The portfolio turnover over rates are not shown for the Duration-Hedged Strategic Income Fund and Real Total Return Fund because the Funds commenced operations after October 31, 2013.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the Funds’ web site at www.hartfordfunds.com no earlier than 25 calendar days after the end of each month, except (a) each Fund that is a “fund of funds” and Duration-Hedged Strategic Income Fund will publicly disclose its complete month-end portfolio holdings of Underlying Funds (and the percentage invested in each) no earlier than 15 calendar days after the end of each month; and (b) a Fund that has a wholly-owned subsidiary will publicly disclose its direct holdings and the holdings of its subsidiary (as if held directly) no earlier than 25 calendar days after the end of each month.

Each Fund (other than the Alternative Strategies Fund, Duration-Hedged Strategic Income Fund and the funds of funds) also will publicly disclose on its web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of each month, except:  (a) if a Fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the Fund will publicly disclose its largest ten fixed income issuers and equity holdings (and the percentage invested in each holding); and (b) if a Fund has a wholly-owned subsidiary, it will determine its largest ten holdings as if the Fund directly held the securities of its subsidiary.

Each Fund, the Fund’s investment manager, the Fund’s distributor (collectively, “Hartford”) or the Fund’s investment sub-adviser also may confidentially or publicly disclose portfolio holdings on a more frequent basis if approved by the Fund’s Chief Compliance Officer (“CCO”) and at least one other Fund officer in accordance with the Fund’s disclosure policy.

Portfolio holdings are disclosed to the Funds’ custodian, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the Funds.  Portfolio holdings may also be disclosed to persons assisting a Fund or its investment sub-adviser in the voting of proxies and to the Fund’s bank lenders.  In connection with managing a Fund, such Fund’s investment manager or sub-adviser may disclose the Fund’s portfolio holdings to third-party vendors that provide analytical systems services to the Fund’s investment manager or sub-adviser on behalf of the Fund and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers.  With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.  From time to time, a Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

The Funds have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

Accenture, LLP

BlackRock Financial Management, Inc.

Brown Brothers Harriman & Co.

CADIS Software Limited

Class Action Claims Management

Cleartelligence, Inc.

Compliance11

Confluence Technologies

Ernst & Young LLP (each Fund’s Independent Registered Public Accounting Firm)

FactSet Research Systems Inc.

First Resource Group

Glass, Lewis & Co.

Interactive Data Corporation

Investment Technology Group, Inc.

J.P. Morgan Chase

J.P. Morgan Securities, Inc.

Lipper Inc.

Markit WSO Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Quantitative Services Group, LLC

SS&C Technologies, Inc.

State Street Bank and Trust Company

State Street Investment Management Solutions

SunGard Expert Solutions

Synthesis Technology

TerraNua U.S. Corp.

TATA Consulting

Wolters Kluwer Financial Services

Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the Funds.  Portfolio holdings are disclosed on a daily basis to BlackRock Financial Management, Inc., Brown

Brothers Harriman & Co., Compliance11, FactSet Research Systems Inc., Glass Lewis & Co., Investment Technology Group, Inc. (for certain Funds), J.P. Morgan Chase, Markit WSO Corporation (for certain Funds), Quantitative Services Group, SS&C Technologies, Inc., State Street Bank and Trust Company , State Street Investment Management Solutions, SunGard Expert Solutions and TerraNua U.S. Corp.  Portfolio holdings are disclosed on a weekly basis to Investment Technology Group, Inc.,  (for certain Funds) with no lag time.  Portfolio holdings are disclosed to J.P. Morgan Securities, Class Action Claims Management, Synthesis Technology and Wolters Kluwer Financial Services on a monthly basis, with lag times of five calendar days, two days, five days, and two days, respectively.  Portfolio holdings are disclosed to Confluence Technologies, Interactive Data Corporation, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Synthesis Technology on a quarterly basis, with lag times of three, three, five and twelve business days, respectively. Portfolio holdings are disclosed to Accenture, LLP, CADIS Software Limited, Cleatelligence, Inc., First Resource Group and TATA Consulting periodically, as needed, with no delay.  Portfolio holdings are disclosed to the Funds’ independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the Funds’ independent registered public accounting firm to provide services to the Funds, with no lag time.  Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

Additionally, Hartford or the sub-adviser may provide oral or written information (“portfolio commentary”) about a Fund, including, but not limited to, how the Fund’s investments are divided among (i) various sectors, industries and countries, (ii) value and growth stocks and small, mid and large-cap stocks, (iii) stocks, bonds, currencies and cash and, as applicable, (iv) types of bonds, bond maturities, bond coupons and bond credit quality ratings.  This portfolio commentary may also include information on factors that contributed to Fund performance, including these relative weightings.  Hartford or the sub-adviser may also provide oral or written information (“statistical information”) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information.  This portfolio commentary and statistical information about a Fund may be based on the Fund’s most recent quarter-end portfolio, month-end or on some other interim period.  Portfolio commentary and statistical information may be available on the Funds’ website or may be provided to members of the press, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers, or current or potential shareholders in a Fund or their representatives.  The content and nature of the information provided to each of these persons may differ.

Hartford and the sub-adviser have implemented procedures reasonably designed to ensure that (1) any disclosure of a Fund’s portfolio securities is made pursuant to a practice or arrangement approved in accordance with the Fund’s policy; (2) personnel who are in a position to disclose Fund portfolio holdings are appropriately trained to comply with the Funds’ policies regarding the disclosure of portfolio holdings and (3) each approved disclosure arrangement or practice is documented by the Funds’ CCO or his/her designee.

In no event will Hartford or the sub-adviser or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of Fund portfolio holdings.

The Funds’ CCO is responsible for addressing conflicts of interest between the interests of Fund shareholders, on the one hand, and the interests of the Funds’ investment manager, investment sub-adviser, principal underwriter, or any affiliated person of a Fund, its investment manager, investment sub-adviser, or its principal underwriter, on the other.  Every violation of the portfolio holdings disclosure policy must be reported to the Funds’ CCO.

The Boards of Directors review and approve the Funds’ policy on disclosure of portfolio holdings.  The CCO for the Funds’ investment manager will provide summaries of all newly approved arrangements and report exceptions to and material violations of this policy to the Boards of Directors.  There can be no assurance, however, that the Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

FUND MANAGEMENT

The Board of Directors and officers of the Companies, their business addresses, principal occupations for at least the past five years and years of birth are listed in the tables below.  Each Company’s Board of Directors (i) provides broad supervision over the affairs of the Company and the Funds and (ii) elects officers who are responsible for the day-to-day operations of the Funds and the execution of policies formulated by the Boards of Directors.  The first table below provides information about those directors who are deemed not to be “interested persons” of the Companies, as that term is defined in the 1940 Act (i.e., “non-interested directors”), and the second table below provides information about the Companies’ “interested” directors and the Companies’ officers.

NON-INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
LYNN S. BIRDSONG (1946) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director	Since 2003

Mr. Birdsong is a private investor.  Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current).  From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund.  From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

				91

Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current) (5 funds overseen).

ROBERT M. GAVIN (1940) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director and Chairman of the Board	Director since 2002(1) Director since 1986(2) Chairman of the Board for each Company since 2004	Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.	91	None

DUANE E. HILL (1945) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director	Since 2001(1) Since 2002(2)	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	91	None

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
SANDRA S. JAFFEE (1941) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director	Since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present).  Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). She currently serves as a member of the Board of Directors of Broadridge Financial Solutions, as well as a Trustee of Muhlenberg College.

				91	Ms. Jaffee is a member of the Board of Directors of Broadridge Financial Solutions (November 2010 to current)

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
WILLIAM P. JOHNSTON (1944) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director	Since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive.  In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010).  In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.  Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006.  From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

				91	None

PHILLIP O. PETERSON (1944) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director	Since 2002(1) Since 2000(2)	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	91	Mr. Peterson is a Trustee of the William Blair Funds (February 2007 to current) (26 funds overseen).

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
LEMMA W. SENBET (1946) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director	Since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006.  Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

				91	None

(1)             For The Hartford Mutual Funds, Inc.

(2)             For The Hartford Mutual Funds II, Inc.

*                   Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
LOWNDES A. SMITH** (1939) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director	Since 1996(1) Since 2002(2)	Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).	91	None

JAMES E. DAVEY** (1964) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2010; Director since 2012

Mr. Davey currently serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey currently serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”).  Mr. Davey also currently serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.  Mr. Davey joined The Hartford in 2002.

				91	N/A

MARK A. ANNONI (1964) c/o Hartford Funds 500 Bielenberg Drive, Suite 500 Woodbury, MN 55125	Vice President, Treasurer and Controller	Since 2012	Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).	N/A	N/A

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
MICHAEL DRESSEN (1963) c/o Hartford Funds 500 Bielenberg Drive, Suite 500 Woodbury, MN 55125	AML Compliance Officer	Since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD.  Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

				N/A	N/A

EDWARD P. MACDONALD (1967) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Vice President, Secretary and Chief Legal Officer	Since 2005

Mr. Macdonald currently serves as Vice President of HLIC and Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.  Mr. Macdonald joined The Hartford in 2005.

				N/A	N/A

JOSEPH G. MELCHER (1973) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Vice President and Chief Compliance Officer	Since 2013

Mr. Melcher currently serves as Executive Vice President of HFD and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012.  Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

				N/A	N/A

VERNON J. MEYER (1964) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Vice President	Since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC.  Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.  Mr. Meyer joined The Hartford in 2004.

				N/A	N/A

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
LAURA S. QUADE (1969) c/o Hartford Funds 500 Bielenberg Drive, Suite 500 Woodbury, MN 55125	Vice President	Since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. Ms. Quade currently serves as the Head of Operations of HASCO and Director, Enterprise Operations of HLIC.  Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

				N/A	N/A

MARTIN A. SWANSON (1962) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Vice President	Since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also currently serves as Chief Marketing Officer, Principal and Managing Director of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

				N/A	N/A

(1)             For The Hartford Mutual Funds, Inc.

(2)             For The Hartford Mutual Funds II, Inc.

*                   Term of Office: Each officer and Director may serve until his or her successor is elected and qualifies.

**              “Interested person,” as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, HFMC, HFD or affiliated companies.

All directors and officers of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. also hold corresponding positions with Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc. and The Hartford Alternative Strategies Fund.

BOARD OF DIRECTORS.  Each Company has a Board of Directors. The same directors serve on the Board of each Company.  The Board is responsible for oversight of the Funds.  The Board elects officers who are responsible for the day to day operations of the Funds.  The Board oversees the investment manager and the other principal service providers of the Funds.  The Board currently holds six regularly scheduled meetings throughout each year. In addition, the Board may hold special meetings at other times either in person or by telephone. As described in more detail below, the Board has established five standing committees that assist the Board in fulfilling its oversight responsibilities: the Audit Committee, Compliance Committee, Contracts Committee, Investment Committee and Nominating Committee (collectively, the “Committees”).

The Board is chaired by an Independent Director. The Independent Chairman (i) presides at Board meetings and participates in the preparation of agendas for the meetings, (ii) acts as a liaison with the Funds’ officers, investment manager and other directors between meetings and (iii) coordinates Board activities and functions with the Chairmen of the Committees.  The Independent Chairman may also perform such other functions as may be requested by the Board from time to time.  The Board has determined that the Board’s leadership and committee structure is appropriate because it provides structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment.  In addition, the committee structure permits an efficient allocation of responsibility among the Directors.

The Board oversees risk as part of its general oversight of the Funds and risk is addressed as part of various Board and Committee activities.  The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Funds’ officers and service providers, which are responsible for the day to day operations of the Funds, implement risk management in their activities.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds, and that it is not possible to develop processes and controls to eliminate all risks and their possible effects.  The Audit Committee plays a lead role in receiving reports from management regarding risk assessment and management.  In particular, the investment manager has established an internal committee focused on risk assessment and risk management related to the operations of the Funds and the investment manager, and the chairperson of that committee reports to the Audit Committee on a semi-annual basis (or more frequently if appropriate).  Other committees also review matters relating to risk.  The Compliance Committee assists the Board in overseeing the activities of the Funds’ CCO, and the CCO provides an annual report to the Compliance Committee and the Board regarding material compliance matters.  The Compliance Committee and the Board receive and consider other reports from the CCO throughout the year.  The Investment Committee assists the Board in overseeing investment matters.  The Investment Committee receives reports from the investment manager relating to investment performance, including information regarding investment risk.  The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and valuation risks.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

STANDING COMMITTEES. Each Board of Directors has established an Audit Committee, a Compliance Committee, a Contracts Committee, an Investment Committee and a Nominating Committee.

Each Audit Committee currently consists of the following non-interested directors: Robert M. Gavin, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson.  Each Audit Committee (i) oversees the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the applicable Board of Directors in its oversight of the qualifications, independence and performance of the Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the Funds’ financial statements and the independent audit thereof; and the performance of the Fund’s internal audit function, and (iii) acts as a liaison between the Funds’ independent registered public accounting firm and the respective full board.  The Funds’ independent registered accounting firm reports directly to each Audit Committee, and each Audit Committee regularly reports to its applicable Board of Directors.

Each Compliance Committee currently consists of Robert M. Gavin, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson.  Each Compliance Committee assists the applicable Board in its oversight of the implementation by the Funds of policies and procedures that are reasonably designed to prevent the Funds from violating the Federal securities laws.

Each Contracts Committee currently consists of all non-interested directors of the Funds:  Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma W. Senbet.  Each Contracts Committee assists the applicable Board in its consideration and review of fund contracts and the consideration of strategy-related matters.

Each Investment Committee currently consists of Lynn S. Birdsong, Duane E. Hill, Lemma W. Senbet and Lowndes A. Smith.  Each Investment Committee assists the applicable Board in its oversight of the Funds’ investment performance and related matters.

Each Nominating Committee currently consists of all non-interested directors of the Funds:  Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma W. Senbet.  Each Nominating Committee (i) screens and selects candidates to the applicable Board of Directors, and (ii) periodically reviews and evaluates the compensation of the non-interested directors and makes recommendations to the Board of Directors regarding the compensation of, and expense reimbursement policies with respect to, non-interested directors.  The Nominating Committee will consider nominees recommended by shareholders for non-interested director positions if a vacancy among the non-interested directors occurs and if the nominee meets the Committee’s criteria.

During the fiscal year ended October 31, 2013, the above referenced committees of each of the Companies met the following number of times:  Audit Committee — 5 times, Investment Committee  —  4 times, Nominating Committee — 2 times,   Contracts Committee — 1 time and the Compliance Committee — 4 times.

All Directors and officers of the Companies are also directors and officers of three other registered investment companies in the fund complex, which is comprised of those investment companies for which HFMC serves as investment adviser.

DIRECTOR QUALIFICATIONS.  The governing documents for the Companies do not set forth any specific qualifications to serve as a Director.  The Charter for the Nominating Committee also does not set forth any specific qualifications, but it does set forth criteria that the Committee should consider as a minimum requirement for consideration as an independent director, including:  15 years of business or academic experience in a management, administrative or other oversight capacity; a college degree or business experience equivalent to a college degree; an ability to invest in the Funds; a person of high ethical standards; and a person able to think through and discuss complicated regulatory and financial issues and arrive at reasonable decisions on these issues on behalf of Fund shareholders.

The Board has concluded, based on each director’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other directors, that each director is qualified to serve as a director for the Funds.  Among the attributes and skills common to all directors are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with management and service providers, and the ability to exercise independent business judgment.  The Board has considered the actual service of each director in concluding that the director should continue to serve.  Each director’s ability to perform his or her duties effectively has been attained through the director’s education and work experience, as well as service as a director for the Funds and/or other entities.  Set forth below is a brief description of the specific experience of each director.  Additional details regarding the background of each director is included in the chart earlier in this section.

Lynn S. Birdsong.  Mr. Birdsong has served as a director of the Funds since 2003.  He has served as Co-Chairman of the Investment Committee since 2005.  Mr. Birdsong served in senior executive and portfolio management positions for investment management firms for more than twenty-five years.  He has served as a director of other mutual funds for more than ten years.

Robert M. Gavin.  Dr. Gavin has served as a director of the Funds (and their predecessors) since 1986.  He has served as Chairman of the Board of Directors of the Funds since 2004.  Dr. Gavin has more than twenty-two years of experience in leadership positions in higher education, including serving as president of Macalester College, St. Paul, Minnesota.

Duane E. Hill.  Mr. Hill has served as a director of the Funds since 2001.  He has served as the Chairman of the Nominating Committee since 2003.  Mr. Hill has more than thirty-five years experience in senior executive positions in the banking, venture capital and private equity industries.

Sandra S. Jaffee.  Ms. Jaffee has served as a director of the Funds since 2005.  Ms. Jaffee has more than thirty-five years of experience as a senior executive in the financial services and technology area, including serving as chairman and CEO of a leading provider of compliance/regulatory technology to financial institutions and as president and CEO of the global securities services division of a major financial services company.

William P. Johnston.  Mr. Johnston has served as a director of the Funds since 2005.  He has served as Chairman of the Compliance Committee since 2005.  Mr. Johnston has more than forty years of experience in senior leadership positions in the health care, investment banking and legal professions.  He currently serves as an operating executive to a global private equity and other alternative asset investment firm and serves on other boards.  He previously served as managing director and head of investment banking, CEO and vice chairman for an investment bank.

Phillip O. Peterson.  Mr. Peterson has served as a director of the Funds (and their predecessors) since 2000.  He has served as the Chairman of the Audit Committee since 2002.  Mr. Peterson was a partner of a major accounting firm, providing services to the investment management industry.  He has served as an independent president of a mutual fund complex, and he serves on another mutual fund board.

Lemma W. Senbet.  Dr. Senbet has served as a director of the Funds (and their predecessors) since 2000.  For more than twenty years, Dr. Senbet has served as a professor of finance, including serving as the Director of Center for Financial Policy and as the chair of the finance department at a major university.  He has served the finance profession in various capacities, including as a director or officer of finance associations.

Lowndes A. Smith.  Mr. Smith has served as a director of the Funds (and their predecessors) since 1996.  He has served as Co-Chairman of the Investment Committee since 2005.  Mr. Smith previously served as Vice Chairman of The Hartford Financial Services Group, Inc. and as President and CEO of Hartford Life Insurance Company.  Mr. Smith serves on a variety of other boards.

James E. Davey.  Mr. Davey has served as a director of the Funds since 2012 and President and Chief Executive Officer of the Funds since 2010.  Mr. Davey serves as Executive Vice President of HLIC and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Senior Managing Director, Manager and Chairman of the Board of HFD.  Mr. Davey also serves as Senior Managing Director, Chairman of the Board and Manager for HFMC.  Mr. Davey joined The Hartford in 2002.

The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2013 (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS

NAME OF DIRECTOR	Funds	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
Lynn S. Birdsong	Capital Appreciation Fund	Over $100,000	Over $100,000
	Global Capital Appreciation Fund	Over $100,000
	Dividend and Growth Fund	Over $100,000
	Emerging Markets Research Fund	$50,001-$100,000
	Equity Income Fund	Over $100,000
	Global All-Asset Fund	Over $100,000
	Global Growth Fund	Over $100,000
	Growth Opportunities Fund	$10,001-$50,000
	International Opportunities Fund	$10,001-$50,000
	Value Fund	$10,001-$50,000
	World Bond Fund	$50,001-$100,000

Dr. Robert M. Gavin	Total Return Bond Fund	Over $100,000	Over $100,000
	Moderate Allocation Fund	Over $100,000
	World Bond Fund	$10,001-$50,000
	Global Growth Fund	$50,001-$100,000
	MidCap Fund	$50,001-$100,000
	MidCap Value Fund	$50,001-$100,000

NAME OF DIRECTOR	Funds	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
	Growth Opportunities Fund	Over $100,000

Duane E. Hill	Capital Appreciation Fund	Over $100,000	Over $100,000
	Floating Rate Fund	$50,001-$100,000

Sandra S. Jaffee	Capital Appreciation Fund	$10,001-$50,000	$10,001-$50,000

William P. Johnston	Global Capital Appreciation Fund	Over $100,000	Over $100,000
	Floating Rate High Income Fund	Over $100,000
	World Bond Fund	Over $100,000
	Unconstrained Bond Fund	Over $100,000
	Dividend and Growth Fund	Over $100,000
	Equity Income Fund	Over $100,000
	International Opportunities Fund	Over $100,000
	Global All-Asset Fund	Over $100,000

Phillip O. Peterson	Capital Appreciation Fund	$50,001-$100,000	Over $100,000
	Global Capital Appreciation Fund	$50,001-$100,000
	Global Research Fund	$10,001-$50,000
	Healthcare Fund	$50,001-$100,000

Lemma W. Senbet	Small Company Fund	$10,001-$50,000	Over $100,000
	Dividend and Growth Fund	$10,001-$50,000
	Global Capital Appreciation Fund	$10,001-$50,000
	Value Fund	$10,001-$50,000
	Healthcare Fund	$10,001-$50,000
	Growth Opportunities Fund	$10,001-$50,000
	Municipal Real Return Fund	$1-$10,000

INTERESTED DIRECTORS

NAME OF DIRECTOR	FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
Lowndes A. Smith	Capital Appreciation Fund	Over $100,000	Over $100,000
	SmallCap Growth Fund	Over $100,000

James E. Davey	Global Capital Appreciation Fund	$50,001-$100,000	Over $100,000
	Emerging Markets Research Fund	$10,001-$50,000
	MidCap Fund	$10,001-$50,000
	Healthcare Fund	$50,001-$100,000
	Growth Opportunities Fund	Over $100,000
	Municipal Opportunities Fund	Over $100,000
	Global All-Asset Fund	$50,001-$100,000
	Equity Income Fund	Over $100,000
	International Opportunities Fund	Over $100,000
	Small Company Fund	$10,001-$50,000
	Capital Appreciation Fund	$50,001-$100,000

COMPENSATION OF OFFICERS AND DIRECTORS.  The Funds pay a portion of the chief compliance officer’s compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by The Hartford.  The chart below sets forth the compensation paid by each Company to the following directors for the fiscal year ended October 31, 2013 and certain other information.

Name of Person, Position	Aggregate Compensation From The Hartford Mutual Funds, Inc.	Aggregate Compensation From The Hartford Mutual Funds II, Inc.	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds And Fund Complex Paid To Directors*
Lynn S. Birdsong,	$134,042	$9,608	$0	$0	$228,000
Director
Dr. Robert M. Gavin,	$195,477	$14,012	$0	$0	$332,500
Director
Duane E. Hill,	$122,284	$8,765	$0	$0	$208,000
Director
Sandra S. Jaffee,	$119,051	$8,533	$0	$0	$202,500
Director
William P. Johnston,	$139,922	$10,029	$0	$0	$238,000
Director
Phillip O. Peterson,	$141,978	$10,177	$0	$0	$241,500
Director
Lemma W. Senbet,	$113,465	$8,133	$0	$0	$193,000
Director
Lowndes A. Smith,	$135,218	$9,692	$0	$0	$230,000
Director

* As of October 31, 2013, five registered investment companies in the Complex paid compensation to the directors.

The sales load for Class A shares of the Funds is waived for present and former officers, directors and employees of the Companies, The Hartford, the sub-adviser, the transfer agent and their affiliates.  Such waiver is designed to provide an incentive for individuals that are involved and affiliated with the Funds and their operations to invest in the Funds.

Each Company’s Articles of Incorporation provide that the Company to the full extent permitted by Maryland General Corporate Law and the federal securities laws shall indemnify the directors and officers of the Company.  The Articles of Incorporation do not authorize the Companies to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of February 10, 2014, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of each Fund.  As of February 10, 2014, the following persons held an interest in the following Funds equal to 5% or more of outstanding shares of a class:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y

Hartford Moderate Allocation Fund
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			8.44%	25.21%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					87.61%	84.89%	76.74%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						10.39%	21.00%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				5.20%
STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS ST LOUIS MO				6.67%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ				15.90%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA		7.19%	5.45%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		12.41%	12.41%	11.56%
PERSHING LLC JERSEY CITY NJ	5.55%	8.46%	7.21%	10.41%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	45.68%	18.91%	7.14%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	7.45%	14.96%	9.10%	7.50%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			10.04%
The Hartford Balanced Fund
ROBERT C NIEDERMAYER TRUSTEE FBO OCCMED PAI LIFE PLAN CHEEKTOWAGA NY					5.48%
GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K GREENWOOD VLG CO								16.42%
WELLINGTON TRUST CO								34.04%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
FBO WELLINGTON RET & PENSION PLAN BOSTON MA
SAXON & CO PHILADELPHIA PA								48.03%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							99.90%
ROBERT E CHURCH FBO ADVANCED PNEUMATICS CO INC 401K PSP & TR FREDERICKSBRG VA						10.95%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL						11.34%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	37.94%	13.60%	5.99%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT						49.54%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	6.02%	5.42%	14.01%
JOE LEO TTEE FBO SCANLAN & LEO LTD PSP 401K C/O FASCORE LLC GREENWOOD VLG CO					35.38%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA			5.16%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			6.33%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			7.55%
PERSHING LLC JERSEY CITY NJ	5.52%	7.94%	9.07%		17.55%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	5.91%	6.08%	7.94%
FRONTIER TRUST COMPANY FBO AEGIS IMAGING RETIREMENT PLAN FARGO ND					8.96%
DATA SURETY CORP LYNN L FINE TRUSTEE IND (K) ALBUQUERQUE NM						24.58%
The Hartford Balanced Income Fund
NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY							71.47%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
ING NATIONAL TRUST WINDSOR CT							15.04%
GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K GREENWOOD VLG CO							10.56%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								46.66%
DAVID WEINER DONNA CZUKLA FBO MARKETING SUPPORT INC 401 K PROFIT SHARING PLAN & TRUST CHICAGO IL								8.47%
MID ATLANTIC TRUST COMPANY FBO DYKES LUMBER COMPANY INC 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA								8.32%
HARTFORD SECURITIES DISTRIB CO INC/ PRG ATTN: UIT OPERATIONS HARTFORD CT						5.89%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA			6.37%
PERSHING LLC JERSEY CITY NJ	6.30%	7.02%	8.57%	9.39%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				15.29%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	6.23%	8.76%	19.85%	24.63%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	6.11%		6.18%	5.26%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		10.82%	10.64%	16.08%		5.57%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			15.73%	7.39%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			7.95%	13.88%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					81.59%	66.88%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	57.04%	42.84%	8.11%
The Hartford Capital Appreciation Fund
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								15.38%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					58.74%	40.85%	55.10%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD CHECKS & BALANCES FUND DALLAS TX								43.35%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT							6.38%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT							13.09%
WELLS FARGO BANK VARIOUS RETIREMENT PLANS CHARLOTTE NC							13.56%
WILMINGTON TRUST RISC CUST FBO TWIN CITY PIPE TRADES PENSION SUPPLEMENT PLAN PHOENIX AZ						23.92%
STATE STREET BANK AND TRUST CO CUST FBO ADP ACCESS BOSTON MA					5.70%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD GROWTH ALLOCATION DALLAS TX								8.29%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	39.93%	22.11%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			9.84%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			13.09%	9.39%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA		5.89%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		6.26%	11.93%	13.37%		5.25%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	5.13%		6.64%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	5.96%	6.87%	6.08%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	6.62%	16.36%	13.95%	15.03%
PERSHING LLC JERSEY CITY NJ	6.90%	10.12%	7.78%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				6.10%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY								7.88%
The Hartford Checks and Balances Fund
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					70.94%	27.02%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						42.85%
TRIMEC AVIATION INC TTEE FBO TRIMEC AVIATION INC 401K PSP C/O FASCORE LLC GREENWOOD VILLAGE CO						6.97%
FRONTIER TRUST COMPANY FBO MOONLIGHT PAINTING 401K PLAN FARGO ND						6.21%
CYNTHIA KOCHER CYNTHIA KOCHER TRUSTEE IND (K) SNOQUALMIE WA						6.04%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ				12.60%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							100.00%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			8.22%	16.68%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			12.84%	8.08%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA		8.03%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		10.99%	13.24%	13.41%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	5.65%	12.47%	8.32%
PERSHING LLC JERSEY CITY NJ	7.30%	11.51%	13.02%	6.84%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	58.95%	32.09%	9.78%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				16.88%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
The Hartford Conservative Allocation Fund
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA		9.43%	9.41%
MG TRUST COMPANY CUST FBO GBP HOLDINGS LLC 401 K PLAN DENVER CO							9.78%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						32.61%	10.95%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					89.73%	63.75%	75.66%
ELAINE M MARTINELLI WOLCOTT CT				9.34%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA				19.33%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			9.98%
PERSHING LLC JERSEY CITY NJ	6.10%	9.50%	6.99%	10.69%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	6.70%	18.95%	8.00%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	7.40%	11.90%	14.09%	15.43%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	42.05%	18.21%	7.51%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			7.98%	32.58%
The Hartford Disciplined Equity Fund
FRONTIER TRUST COMPANY FBO ROBERT J SAGE IND K FARGO ND					6.95%
FIIOC FBO ADVANTAGE BANK 401 (K) PLAN COVINGTON KY					32.25%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA								100.00%
LAZARI ASSET MANAGEMENT INC MICHAEL LAZARI KARAPETIAN TRUSTEE IND (K) TOLUCA LAKE CA							9.60%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
FIIOC FBO WARREN MECHANICAL, INC. 401(K) PLAN COVINGTON KY							25.94%
FRONTIER TRUST COMPANY FBO BROKEN FILMS INDIVIDUAL K FARGO ND						13.19%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						80.42%	61.35%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	46.67%	20.75%	5.48%		13.23%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			5.75%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			7.33%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO			17.48%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ		5.44%
PERSHING LLC JERSEY CITY NJ		6.58%	5.14%
ALDER ENGINEERING INDIVIDUAL 401K PLAN DAVID M ALDER TRUSTEE IND (K) MATTHEWS NC					10.59%
FRONTIER TRUST COMPANY FBO LISA GUTTUSO KLENK MD 401K FARGO ND					15.25%
The Hartford Dividend and Growth Fund
PERSHING LLC JERSEY CITY NJ		6.53%	10.11%	6.33%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								10.61%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD GROWTH ALLOCATION DALLAS TX								12.18%
MAC & CO FBO PROFIT SHARING BALANCED TOWARD GROWTH PITTSBURGH PA							18.48%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD CHECKS & BALANCES FUND DALLAS TX								37.99%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD BALANCED ALLOCATION DALLAS TX								6.17%
NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY							6.20%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
MAC & CO FBO PROFIT SHARING- BALANCED GROWTH & INCOME MUTUAL FUNDS OPERATIONS PITTSBURGH PA							6.50%
MAC & CO FBO PROFIT SHARING-GROWTH FOCUS MUTUAL FUND OPERATIONS PITTSBURGH PA							12.13%
MAC & CO FBO PROFIT SHARING ALL EQUITY PITTSBURGH PA							12.63%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL					5.43%	32.29%	35.69%
STATE STREET BANK AND TRUST CO CUST FBO ADP ACCESS BOSTON MA					13.22%	8.85%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					54.36%	20.48%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			5.58%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA			6.97%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			12.58%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ		6.69%	6.08%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	65.37%	41.34%	10.95%	70.55%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO			11.40%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA						8.96%		7.77%
Hartford Duration-Hedged Strategic Income Fund
HARTFORD LIFE INSURANCE COMPANY* ATTN: MARK STROGOFF HARTFORD CT	28.25%		84.53%	93.00%	100.00%	100.00%	100.00%	100.00%
JEFFREY T COGHAN MALVERN PA				7.00%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	71.74%		11.67%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
The Hartford Emerging Markets Local Debt Fund
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	28.36%		13.02%
GOLDMAN SACHS & CO C/O MUTUAL FUND OPS SALT LAKE CITY UT								84.57%
HARTFORD LIFE & ANNUITY HARTFORD CT					98.43%	97.19%	100.00%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ				28.80%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			13.73%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			32.87%	57.15%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	6.60%		6.05%
NFS LLC FEBO THE NORTHERN TRUST COMPANY CHICAGO IL								8.07%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	47.79%		14.52%
PERSHING LLC JERSEY CITY NJ	5.75%
The Hartford Emerging Markets Research Fund
JPMORGAN CHASE BANK NA CUST FBO* THE HARTFORD GROWTH ALLOCATION DALLAS TX								39.85%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								16.23%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD TARGET RETIREMENT 2030 DALLAS TX								5.83%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD BALANCED ALLOCATION DALLAS TX								18.22%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ			5.83%
RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER MINNEAPOLIS MN			6.45%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	61.06%		6.52%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				8.46%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
HARTFORD LIFE & ANNUITY HARTFORD CT			51.60%	74.62%	95.41%	99.97%	100.00%
The Hartford Equity Income Fund
SEI PRIVATE TRUST COMPANY C/O EDWARD JONES TRUST CO ATTN MUTUAL FUNDS ADMINISTRATOR OAKS PA								9.66%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA			6.07%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						10.46%
WILMINGTON TRUST RISC AS CUST FBO PRENT EMPLOYEES’ PROFIT SHARING TRU PHOENIX AZ						6.10%
NEW YORK LIFE TRUST COMPANY FBO VARIOUS RETIREMENT PLANS PARSIPPANY NJ							20.46%
HARTFORD SECURITIES DISTRIB CO INC/ PRG ATTN: UIT OPERATIONS HARTFORD CT							13.09%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								48.07%
STATE STREET BANK & TRUST CO CUST FBO CHET ADVISOR SAVINGS PLAN TRUST DTD 9/16/2010 ATTN SHARON LEIS WOODBURY MN								7.96%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE EVEREST REINSURANCE LIBERTY COR NJ								5.09%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT					5.34%
NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS HARRISON NY							8.35%
PERSHING LLC JERSEY CITY NJ		6.73%	7.51%	9.33%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA				8.21%		5.09%	6.76%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		6.84%	13.51%	31.50%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		5.08%	10.62%	9.62%	7.79%	14.46%	10.95%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			17.07%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			7.74%	10.55%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			6.92%	8.35%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					51.72%	20.31%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ			6.02%	7.21%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	57.90%	53.37%	7.52%
The Hartford Floating Rate Fund
NFS LLC FEBO WTRISC TTEE RA JONES & CO INC FUNDED DEFND BENEFIT PL COVINGTON KY						9.55%
COMMUNITY BANK NA CUST FBO CLIENTS OF BPA-HARBRIDGE RET PL UTICA NY						8.78%
MARIL & CO FBO NJ C/O M&I TRUST CO NA - ATTN MF MILWAUKEE WI							25.58%
NFS LLC FEBO MARSHALL & ILSLEY TRUST CO MILWAUKEE WI							6.86%
MG TRUST COMPANY CUST FBO DANIEL MEDLEY & KIRBY PC DENVER CO							6.40%
FIIOC FBO RANDALL L KINNARD 401K PLAN COVINGTON KY							5.83%
MORI & CO KANSAS CITY MO								17.98%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	20.52%		8.45%
FIIOC FBO CLIPPARD INSTRUMENT LABS INC COVINGTON KY						16.75%
SEI PRIVATE TRUST COMPANY C/O BMO HARRIS BANK, NA ATTN: MUTUAL FUND ADMINISTRATOR OAKS PA								43.30%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	11.76%	8.90%
PERSHING LLC JERSEY CITY NJ	11.47%	11.79%	6.86%	8.81%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
SEI PRIVATE TRUST COMPANY C/O BMO HARRIS BANK, NA ATTN: MUTUAL FUND ADMINISTRATOR OAKS PA								6.30%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA				10.84%				26.01%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	8.95%	13.54%	5.32%	5.27%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ	8.46%	5.34%	17.59%	18.68%	22.40%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	6.03%	15.22%	17.34%	13.33%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	5.03%	14.00%	14.57%	18.67%	10.26%	38.53%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL		6.76%	7.15%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA		6.13%	5.38%	5.15%
The Hartford Floating Rate High Income Fund
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ			6.89%	15.53%
RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER MINNEAPOLIS MN			5.36%
TD AMERITRADE FBO ARTHUR STEIN PHD TR FBO ARTHUR STEIN PHD PC MP PLAN & TRUST BOCA RATON FL							23.55%
FIIOC FBO AZRAEL FRANZ SCHWAB & LIPOWITZ LLC 401K PS PLAN COVINGTON KY						6.96%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL					7.26%	5.75%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT					90.52%	61.58%	76.34%	99.98%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA				6.22%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	27.73%		10.23%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL	6.42%		15.59%	11.57%
PERSHING LLC JERSEY CITY NJ	8.09%		10.16%	16.39%		25.38%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	10.31%		11.62%	19.90%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA	13.08%		5.96%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	19.50%		22.50%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ				12.57%
The Hartford Global All-Asset Fund
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA								7.06%
MARIL & CO C/O BMO HARRIS BANK NA ATTN MF MILWAUKEE WI								14.26%
NFS LLC FEBO US BANK NATIONAL ASSOCIATION MILWAUKEE WI								40.92%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							99.59%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					62.93%	14.50%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			7.99%	13.47%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			11.05%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			20.54%	24.01%		64.74%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	5.47%		9.30%	7.93%
PERSHING LLC JERSEY CITY NJ	7.23%		10.72%	7.97%				34.10%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			10.98%	26.37%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	44.41%				7.83%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	9.45%
The Hartford Global Alpha Fund
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA	10.80%							41.43%
HARTFORD LIFE & ANNUITY INS CO C/O PORTFOLIO SUPPORT ATTN JACKIE SELMAN HARTFORD CT				86.36%				17.26%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	11.61%
WILLIAM MEANEY ADMINISTRATOR HARTFORD LIFE AND ANNUITY ATTN JACKIE SELMAN HARTFORD CT	72.40%		95.33%	7.47%
HARTFORD LIFE INSURANCE COMPANY* ATTN: MARK STROGOFF HARTFORD CT					100.00%	100.00%	99.92%	41.31%
The Hartford Global Capital Appreciation Fund
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ			5.11%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					50.03%	47.55%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE SISC BAKERSFIELD CA					6.98%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						18.81%
MG TRUST CO AGENT FOR NTC & CO CUST FBO RETIF OIL & FUEL LLC DENVER CO							43.86%
MID ATLANTIC TRUST COMPANY FBO LYNCH RETIREMENT INVESTMENT 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA							33.73%
KEYBANK NA FBO LUBRIZOL CORP DEF COMP-LUBRI SU CLEVELAND OH								74.15%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA		5.74%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
COUNSEL TRUST DBA MATC FBO GULF COAST PRIMARY HOME CARE I 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA							5.12%
STATE STREET BANK AND TRUST CO CUST FBO ADP ACCESS BOSTON MA								23.47%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		6.65%	7.88%	9.62%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	5.22%		6.41%	16.54%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	5.59%	13.15%	11.25%	14.73%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	6.62%	7.14%	5.89%	6.95%
PERSHING LLC JERSEY CITY NJ	10.97%	11.42%	12.24%	11.76%			6.09%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	34.28%	16.01%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			10.75%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			10.38%	26.25%
The Hartford Global Growth Fund
FRONTIER TRUST COMPANY FBO NTS 401K PLAN FARGO ND					14.13%
FRONTIER TRUST COMPANY FBO WHOLESALE TOOL COMPANY INC 401 K FARGO ND						10.49%
MG TRUST COMPANY CUST. FBO MURRAY SAND COMPANY, INC. DENVER CO						12.87%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						71.83%	91.30%	100.00%
FRONTIER TRUST COMPANY FBO MANUEL S JAVIER JR IND 401K FARGO ND					5.22%
FRONTIER TRUST COMPANY FBO S&L FIRE PROTECTION 401K FARGO ND					6.23%
GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K GREENWOOD VLG CO					9.28%
LAZARI ASSET MANAGEMENT INC MICHAEL LAZARI KARAPETIAN TRUSTEE IND (K) TOLUCA LAKE CA							6.46%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
NATLIN LLC JASON TRUMBAUER TRUSTEE IND (K) JESUP IA					16.30%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			5.28%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			5.46%		5.40%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO			9.28%
PERSHING LLC JERSEY CITY NJ		5.30%	5.93%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	37.77%	17.69%	7.47%		8.87%
CAREY BUTSAVAGE TRUSTEE FBO BUTSAVAGE & ASSOCIATES DEFINED BENEFIT PLAN SOLO DB WASHINGTON DC					11.47%
FRONTIER TRUST COMPANY FARGO ND					9.56%
The Hartford Global Real Asset Fund
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD CONSERVATIVE ALLOC DALLAS TX								7.78%
MG TRUST COMPANY CUST. FBO ORLEANS CENTRAL SUPERVISORY UN 403B DENVER CO					7.58%
STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS ST LOUIS MO					6.99%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE BLATTNER HOLDING COMPANY AVON MN						57.60%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA						29.79%		9.83%
FIIOC FBO TORNIER INC 401K PLAN COVINGTON KY							58.20%
GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K GREENWOOD VLG CO							27.45%
JP MORGAN DALLAS TX								6.16%
FIIOC AS AGENT FOR TTEE QUALIFIED EMPLOYEE BENEFIT FBO PLANS (401K) COVINGTON KY							12.35%
MID ATLANTIC TRUST COMPANY FBO CURTIS ROSENTHAL 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA					8.33%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								21.88%
PERSHING LLC JERSEY CITY NJ	5.73%		12.32%	6.12%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD BALANCED ALLOCATION DALLAS TX								15.25%
FRONTIER TRUST COMPANY FBO MOBIUS HEALTHCARE CONSULTING 401 K FARGO ND					12.08%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	43.97%		8.67%		32.50%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	7.13%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			12.68%	10.06%	5.01%	6.63%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO			12.47%	32.62%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			9.57%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			7.55%	10.25%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			6.74%
SAXON & CO PHILADELPHIA PA				5.93%
FRONTIER TRUST COMPANY FBO KENNETH E MACKENZIE ESQUIRE 401K FARGO ND					13.05%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	11.34%		7.66%	11.84%
The Hartford Global Research Fund
CHARLES S ARGYLE SHEILA M ARGYLE JT WROS DOVER MA				36.48%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ			6.29%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA								97.91%
FRONTIER TRUST COMPANY FBO LISA GUTTUSO KLENK MD 401K FARGO ND					7.49%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT					70.24%	91.42%	97.56%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			5.23%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			7.27%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		7.38%	7.38%	19.14%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	48.54%	12.26%	6.39%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		8.22%	8.61%	24.54%
PERSHING LLC JERSEY CITY NJ		9.17%	9.61%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA		18.56%
FRONTIER TRUST COMPANY FBO KENNETH E MACKENZIE ESQUIRE 401K FARGO ND					13.72%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			6.52%
The Hartford Growth Allocation Fund
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			10.50%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						8.08%	39.49%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					87.12%	82.36%	58.61%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ				8.26%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			10.26%	27.21%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		8.92%	9.92%	14.10%
PERSHING LLC JERSEY CITY NJ	5.90%	9.23%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	8.11%	15.78%	7.82%	22.37%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	31.93%	13.45%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			5.13%	16.66%
The Hartford Healthcare Fund
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA								91.47%
NFS LLC FEBO MICHAEL KAMINER/KENNETH ARNDT JEFFR EY S DOVER TTEES SKIN CARE PHYSICIA NS INC 401K PS PLAN CHESTNUT HILL MA							27.00%
FIIOC FBO CARDIOLOGY AND INTERNAL MEDICINE PA PSP COVINGTON KY							14.59%
FIIOC FBO MGP INGREDIENTS NON-UNION 401(K) PROFIT SHARING PLAN COVINGTON KY								5.20%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT							10.13%
NFS LLC FEBO RONALD WITMER/ERIC KARP TTEES MARK WARNER/STEVEN RYAN TTEES WITMER KAR P WARNER RYAN 401K PROFIT SHARING A BOSTON MA							7.26%
FIIOC FBO SIEGEL OCONNOR ODONNELL & BECK PC EMPLOYEES 401K COVINGTON KY							6.93%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		13.83%	13.57%	16.10%
CAPITAL BANK & TRUST COMPANY TTEE F GEEKNET INC 401K GREENWOOD VLG CO					7.87%
TD AMERITRADE TRUST CO DENVER							6.97%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	24.78%		5.74%	18.03%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					50.01%	82.35%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			5.67%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			15.46%	5.74%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		5.67%	8.96%	6.02%
PERSHING LLC JERSEY CITY NJ	7.43%	13.13%	9.06%	10.64%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	8.01%		8.94%	35.18%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	22.93%	18.07%	5.65%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA		5.31%	5.14%
STATE STREET BANK AND TRUST CO CUST FBO ADP ACCESS BOSTON MA					31.36%
The Hartford High Yield Fund
SEI PRIVATE TRUST COMPANY ATTN MUTUAL FUNDS ADMIN C/O UNION BANK OAKS PA				7.29%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					29.34%	6.44%
FRONTIER TRUST COMPANY FBO VILLAGE CERAMICS INC PROFIT SHARI FARGO ND					12.64%
HARTFORD SECURITIES DISTRIB CO INC/ PRG ATTN: UIT OPERATIONS HARTFORD CT					11.70%	28.72%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			5.02%	6.90%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWELVE HARTFORD CT						9.59%
PERSHING LLC JERSEY CITY NJ	7.07%	12.68%	12.47%	15.97%
FIIOC FBO WEASTEC INC RETIREMENT SAVINGS PLAN COVINGTON KY						19.53%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			5.67%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			6.85%	6.53%		14.91%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA		5.06%	5.22%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	6.03%	6.31%	16.45%	17.46%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	16.68%	6.29%	5.08%	7.32%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	37.09%	23.23%
FRONTIER TRUST COMPANY FBO MICHAEL’S APPLIANCE SALES & SVC INC FARGO ND							6.83%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		11.47%	16.55%	29.90%
LUKE DAHLHEIMER FBO DAHLHEIMER BEVERAGE LLC 401 K PROFIT SHARING PLAN & TRUST MONTICELLO MN							34.81%
CHEM-NUT INC TTEE FBO CHEM-NUT INC 401K PSP C/O FASCORE LLC GREENWOOD VLG CO							5.17%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								98.53%
GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K GREENWOOD VLG CO							51.97%
The Hartford Inflation Plus Fund
STATE STREET BANK AND TRUST CO CUST COMM EST STATE STREET BANK BOSTON MA							8.58%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD CONSERVATIVE ALLOC DALLAS TX								18.34%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD BALANCED ALLOCATION DALLAS TX								36.29%
JOHN HEDGES FBO SUN BELLE 401K PSP & TR SCHILLER PARK IL							5.53%
FIIOC FBO UNIVERSITY EMERGENCY MEDICINE FOUNDATION INC 401K PLAN COVINGTON KY							5.62%
FIIOC FBO NGC 401K PLAN COVINGTON KY							5.74%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
FIIOC FBO STATE OF FRANKLIN HEALTHCARE ASSOCIATES 401K COVINGTON KY							7.86%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								13.10%
TD AMERITRADE TRUST CO DENVER							11.12%
HARTFORD SECURITIES DISTRIB CO INC/ PRG ATTN: UIT OPERATIONS HARTFORD CT						5.83%
PERSHING LLC JERSEY CITY NJ	11.69%	14.24%	8.05%	7.71%
FIIOC FBO WEILER CORPORATION COVINGTON KY							7.24%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	25.07%	11.96%	10.99%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					84.31%	42.03%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	8.35%		7.00%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	8.05%	6.09%	9.25%	6.69%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	7.35%	20.46%	14.61%	21.47%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		11.33%	11.74%	21.82%		20.02%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			9.88%	26.22%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			6.27%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			5.13%
The Hartford International Capital Appreciation Fund
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			10.99%
KURT HARRIS TRUSTEE FBO KURT HARRIS ATTORNEY AT LAW PAI LIFE PLAN DU QUOIN IL					7.14%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO			5.80%	6.40%
ROBERT W BAIRD & CO INC MILWAUKEE WI			7.66%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	5.64%		9.29%	11.27%
PERSHING LLC JERSEY CITY NJ	7.41%		8.25%
HARTFORD LIFE INSURANCE COMPANY* ATTN: MARK STROGOFF HARTFORD CT	10.91%	61.00%		68.83%	82.57%	91.77%	100.00%	100.00%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	49.84%	19.28%	11.92%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			7.12%	6.08%
The Hartford International Growth Fund
STATE STREET BANK AND TRUST CO COMM FBO PHENIX & PHENIX PC HENDERSON TX					6.47%
NFSC FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY								79.21%
LAZARI ASSET MANAGEMENT INC MICHAEL LAZARI KARAPETIAN TRUSTEE IND (K) TOLUCA LAKE CA							6.44%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							93.56%
DATA SURETY CORP LYNN L FINE TRUSTEE IND (K) ALBUQUERQUE NM						17.89%
STATE STREET BANK AND TRUST CO CUST FBO ADP ACCESS BOSTON MA						18.06%
MG TRUST CO CUST FBO ALTERNATE SOLUTIONS HOMECARE LLC DENVER CO						49.61%
MICHAEL TAYLOR MICHAEL TAYLOR TRUSTEE IND (K) OMAHA NE					5.58%
ROBERT C NIEDERMAYER TRUSTEE FBO OCCMED PAI LIFE PLAN CHEEKTOWAGA NY					6.09%
KEYBANK NA FBO UNIVERSITY CIRCLE INC CUS CLEVELAND OH								20.79%
STATE STREET BANK AND TRUST CO CUST FBO UNITED ENGINEERING COMPANY 401K PLAN PEVELY MO					10.62%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
STATE STREET BANK AND TRUST CO CUST FBO THE FIRST NATIONAL BANK OF SYCAMORE SYCAMORE OH					12.91%
HARTFORD SECURITIES DISTRIB CO INC/ PRG ATTN: UIT OPERATIONS HARTFORD CT					16.71%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				8.14%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA				37.49%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			5.92%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA			9.62%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		6.05%	8.50%	31.37%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ		6.42%	5.95%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	49.24%	27.47%
PERSHING LLC JERSEY CITY NJ		7.43%	6.10%
The Hartford International Opportunities Fund
STATE STREET BANK AND TRUST CO CUST FBO ADP ACCESS BOSTON MA					17.18%	19.31%
NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY								9.12%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD BALANCED ALLOCATION DALLAS TX								12.95%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								24.27%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD GROWTH ALLOCATION DALLAS TX								25.25%
NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS HARRISON NY							5.41%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
GREAT-WEST TRUST CO LLC FBO PUTNAM FBO RECORDKEEPING FOR VARIOUS BENEF GREENWOOD VLG CO							7.25%
NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY						27.71%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					52.51%	7.26%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ		6.74%	6.76%	6.42%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	62.80%	25.72%	8.97%
NFSC LLC FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFITS PLANS (401K) COVINGTON KY							51.17%
PERSHING LLC JERSEY CITY NJ	6.48%	9.27%	9.11%	8.30%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				9.36%	10.02%	10.13%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		5.21%	11.26%	21.38%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			7.71%	24.89%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			7.43%	13.93%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			5.67%	6.41%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA			5.06%
The Hartford International Small Company Fund
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					94.52%	92.42%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD BALANCED ALLOCATION DALLAS TX								15.88%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								20.63%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	10.93%		5.37%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD GROWTH ALLOCATION DALLAS TX								32.08%
MID ATLANTIC TRUST COMPANY FBO VANTAGE PARTNERS LLC 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA							11.45%
FIIOC FBO WEST HERR EMPLOYEES RETIREMENT PLAN COVINGTON KY							24.32%
MG TRUST COMPANY CUST FBO CROWN POINT COMMUNITY SCHOOL 403 B DENVER CO							56.17%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD TARGET RETIREMENT 2030 DALLAS TX								5.02%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			8.57%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			20.56%	24.67%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		5.38%		33.26%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ		5.90%	7.38%	25.48%
PERSHING LLC JERSEY CITY NJ	8.26%	8.25%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	23.91%	7.64%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			6.09%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	5.96%	5.84%		6.87%
The Hartford International Value Fund
PERSHING LLC JERSEY CITY NJ			12.36%
STATE STREET BANK & TRUST CO CUST FBO CHET ADVISOR SAVINGS PLAN TRUST DTD 9/16/2010 ATTN SHARON LEIS WOODBURY MN								99.44%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT					95.58%	96.91%	99.88%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO			14.76%	55.46%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			23.25%	20.07%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	5.00%		5.04%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	33.26%		7.10%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	36.96%		9.51%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				10.39%
The Hartford MidCap Fund
ILSLEY TRUST CO NA VALLEE & CO FBO SG C/O MARSHALL & MILWAUKEE WI								5.42%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						12.81%
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED FIA OMNIBUS ATTN NPIO TRADE DESK DES MOINES IA						8.71%
VANGUARD FIDUCIARY TRUST CO FBO VARIOUS RETIREMENT PLANS VALLEY FORGE PA						6.23%
FIIOC AS AGENT FOR TTEE QUALIFIED EMPLOYEE BENEFIT FBO PLANS (401K) COVINGTON KY							29.27%
JP MORGAN CHASE BANK FBO THE RETIREMENT PLANS ATTN: HUMAN RESOURCE SERVICES CHARLOTTE NC							26.38%
WELLS FARGO BANK FBO VARIOUS RETIREEMNT PLANS CHARLOTTE NC							16.07%
NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY								43.72%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								6.33%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			5.26%	9.65%
NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS HARRISON NY								10.95%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					42.90%	8.26%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			6.40%	10.18%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA	5.45%					8.66%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	5.45%		6.17%	6.51%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	5.45%	8.46%	14.22%	41.79%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	5.77%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL	6.97%		22.30%	6.99%
PERSHING LLC JERSEY CITY NJ	6.99%	8.72%	7.09%	6.28%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	39.49%	39.91%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				7.55%
The Hartford MidCap Value Fund
GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K GREENWOOD VLG CO								5.33%
STATE STREET BANK & TRUST COMPANY TAYNIK & COMPANY QUINCY MA							11.19%
FIIOC FBO CRUCIBLE INDUSTRIES LLC 401K SAVINGS PLAN COVINGTON KY							7.86%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE LIVEOPS INC 401K PLAN REDWOOD CITY CA							7.35%
FIIOC FBO OMNIVISION TECHNOLOGIES INC COVINGTON KY							6.38%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
FIIOC FBO ACADEMY MORTGAGE COPORATION PROFIT SHARING 401 K PLAN IRA COVINGTON KY							5.47%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								30.32%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD GROWTH ALLOCATION DALLAS TX								24.59%
MG TRUST COMPANY TRUSTEE SOLUTION TECHNOLOGY SYSTEMS, INC. DENVER CO						5.33%
T. ROWE PRICE RETIREMENT PLAN SVCS FBO RETIREMENT PLAN CLIENTS OWINGS MILLS MD								5.36%
FIIOC FBO WYATT TECHNOLOGY CORP 401K PSP COVINGTON KY							37.92%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD BALANCED ALLOCATION DALLAS TX								11.08%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ			5.46%
FIIOC FBO CAPSTONE TURBINE CORP 401K PLAN COVINGTON KY							10.91%
MG TRUST COMPANY CUST. FBO STERN BROTHERS & CO. 401(K) PLAN DENVER CO						6.39%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	7.30%	7.78%	10.56%	8.34%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			12.15%	32.42%	7.91%	7.07%
PERSHING LLC JERSEY CITY NJ			6.17%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	46.09%	19.45%	7.39%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			5.07%	29.67%
JAMES N MORDY VILLANOVA PA				13.67%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					83.13%	19.63%
HARTFORD SECURITIES DISTRIB CO INC/ PRG ATTN: UIT OPERATIONS HARTFORD CT						42.58%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
FIIOC FBO MAN-DELL FOOD STORES INC PSP COVINGTON KY						8.87%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			10.67%
The Hartford Municipal Opportunities Fund
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	6.78%		5.16%	8.64%
PERSHING LLC JERSEY CITY NJ		7.21%	8.10%	13.86%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			12.94%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	6.55%	19.56%	16.56%	33.92%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	7.74%		8.21%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	8.03%	5.48%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	9.65%	23.83%	18.27%	16.52%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	26.95%	24.70%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ	16.73%		12.15%	12.10%
The Hartford Quality Bond Fund
PERSHING LLC JERSEY CITY NJ			7.16%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	12.61%
HARTFORD LIFE INSURANCE COMPANY* ATTN: MARK STROGOFF HARTFORD CT	73.53%		85.11%	96.04%	100.00%	100.00%	100.00%	100.00%
Hartford Real Total Return Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	77.70%		93.04%	99.99%	99.99%	99.99%	99.99%
PERSHING LLC JERSEY CITY NJ	16.47%
US BANK NATL ASSOC C/F PATRICK J FLEMING ROTH IRA BRIARCLIFF NY	5.83%
US BANK NATIONAL ASSOC LINDA L OVERBY R/OVER IRA MOHALL ND			6.95%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
THE HARTFORD GRWTH ALLOCATION FUND* COMM EST CHASE MANHATTAN BANK DALLAS TX								47.99%
JPMORGAN CHASE BANK NA CUST FBO* THE HARTFORD BALANCED ALLOCATION DALLAS TX								40.26%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD CONSERVATIVE ALLOC DALLAS TX								11.67%
The Hartford Short Duration Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							99.97%
FRONTIER TRUST COMPANY FBO WINICKI LAW FIRM INDIVIDUAL 401K PL FARGO ND					36.25%
MICHAEL JAWAHIR TRUSTEE FBO AVIATION INTERNATIONAL RESOURCES PAI LIFE PLAN DE SOTO MO						6.18%
FOSTAR TELECOMMUNICATIONS JON FOSTER TRUSTEE IND (K) HOPKINS MN						9.13%
PINNACLE ADVISORY CONSULTANTS CAROL J SOLANA TRUSTEE IND (K) SUWANEE GA					5.81%
PINNACLE ADVISORY CONSULTANTS ACCT OF JOSE L SOLANA SUWANEE GA					5.87%
WILLIAM J MILLER DEFINED BENEFIT PENSION PLAN ACCT OF ACCT OF WILLIAM J MILLER CLAFLIN KS					20.64%	32.16%
FRONTIER TRUST COMPANY FBO DAVID FRANK ANDERSON INDIVIDUAL 401 FARGO ND					22.07%
STATE STREET BANK & TRUST CO CUST FBO CHET ADVISOR SAVINGS PLAN TRUST DTD 9/16/2010 ATTN SHARON LEIS WOODBURY MN								87.24%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	28.17%	22.49%	10.75%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			5.80%	5.05%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			6.86%	13.53%		17.88%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL		5.49%	7.52%	6.43%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		5.65%	21.07%	27.94%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	6.09%
PERSHING LLC JERSEY CITY NJ	6.38%	8.96%	7.94%	14.58%		19.98%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	6.71%		10.78%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			5.78%	21.74%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD TARGET RETIREMENT 2010 DALLAS TX								11.32%
The Hartford Small Company Fund
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE MINISTRY HEALTH CARE, INC. MILWAUKEE WI					5.13%
WELLS FARGO BANK WEST NA FBO VARIOUS FASCORP RECORDKEPT PLN OMNI WELLS FARGO INSTITUTIONAL GREENWOOD VLG CO						6.32%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT							17.69%
WELLS FARGO BANK NA FBO CHIQUITA BRANDS INTL CAP ACCUM PL MINNEAPOLIS MN							13.58%
NFS LLC FEBO MARSHALL & ILSLEY TRUST CO MILWAUKEE WI							11.36%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT							6.95%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD GROWTH ALLOCATION DALLAS TX								10.63%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			9.08%
NFSC* FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY								68.72%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE MINISTRY HEALTH CARE INC MILWAUKEE WI					22.67%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			8.33%	6.69%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		5.24%
PERSHING LLC JERSEY CITY NJ	5.90%	10.15%	7.13%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	7.65%	12.39%	14.84%	65.23%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA	8.90%					38.47%	16.56%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	16.35%	7.87%	6.37%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	32.80%	15.89%	5.30%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					49.01%	38.58%
The Hartford Small/Mid Cap Equity Fund
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	6.08%	6.96%	5.60%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						86.67%	100.00%	46.40%
FRONTIER TRUST COMPANY FBO ADVANCED STRUCTURAL TECHNOLOGIES FARGO ND					10.72%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL					12.88%	10.71%
HARTFORD LIFE & ANNUITY HARTFORD CT								53.60%
MG TRUST COMPANY CUST FBO MHAC 401 K SALARY REDUCTION PLAN A DENVER CO					24.67%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	5.26%		6.76%
PERSHING LLC JERSEY CITY NJ	7.80%	11.45%	15.53%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	8.19%	7.96%	14.05%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	23.11%	15.26%
DWS TRUST COMPANY FBO MIDWEST BANK GROUP INC IRA SALEM NH					35.52%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			11.18%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
The Hartford Strategic Income Fund
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD BALANCED ALLOCATION DALLAS TX								14.27%
FRONTIER TRUST COMPANY FBO ROUTE 50 MEMORIAL HOSPITAL 401K PLA FARGO ND					10.21%
FRONTIER TRUST COMPANY FBO ANGIE S BARRETT FRONTIER TRUST COMPANY FARGO ND					5.81%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						75.00%	100.00%
FRONTIER TRUST COMPANY FBO CAROL A ANDERSON 401K FARGO ND						17.62%
FRONTIER TRUST COMPANY FBO LISA K RADER 401K PLAN FARGO ND						7.38%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								22.88%
STATE STREET BANK & TRUST CO CUST FBO CHET ADVISOR SAVINGS PLAN TRUST DTD 9/16/2010 ATTN SHARON LEIS WOODBURY MN								5.73%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD TARGET RETIREMENT 2030 DALLAS TX								6.16%
FRONTIER TRUST COMPANY FBO CJ LYONS LLC 401K FARGO ND					14.33%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD GROWTH ALLOCATION DALLAS TX								29.40%
MG TRUST COMPANY CUST. FBO SHENANDOAH COUNTY PUB SCH (VA) 403B DENVER CO					16.51%
MG TRUST COMPANY CUST FBO CITY OF ABERDEEN WA 457 B PLAN DENVER CO					35.26%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA			5.29%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			6.42%	29.42%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			12.33%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA		8.98%	10.53%	18.65%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	5.07%		6.47%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	6.10%	13.84%	16.60%	17.57%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	7.20%	11.49%	8.22%	8.21%
PERSHING LLC JERSEY CITY NJ	14.73%	18.77%	13.68%	9.72%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	32.30%	15.63%
JIMMIE L BALDONADO NANCY E SCHUTZ AND STEVEN D SCOVILLE TTEES THE HOME AGENCY INC 401K PSP FBO JANET K HAAS GOTHENBURG NE					14.36%
The Hartford Target Retirement 2010 Fund
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						8.00%
HARTFORD LIFE INSURANCE COMPANY* SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	36.80%				91.89%	77.35%	48.83%
HARTFORD SECURITIES DISTRIB CO INC/ PRG ATTN: UIT OPERATIONS HARTFORD CT							22.43%
PERSHING LLC JERSEY CITY NJ	9.93%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	9.52%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						9.82%	20.32%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							6.75%	100.00%
The Hartford Target Retirement 2015 Fund
MG TRUST COMPANY CUST. FBO JW & SONS, INC. DENVER CO							11.13%
HARTFORD LIFE INSURANCE COMPANY* SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					94.61%	62.62%	19.76%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						23.07%	22.47%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						6.80%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							46.64%	100.00%
The Hartford Target Retirement 2020 Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT								100.00%
MG TRUST COMPANY CUST FBO JW & SONS INC DENVER CO							6.01%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						10.94%	19.36%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	6.71%
HARTFORD LIFE INSURANCE COMPANY* SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	34.34%				89.71%	78.57%	66.34%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	7.99%
The Hartford Target Retirement 2025 Fund
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						6.50%
HARTFORD LIFE INSURANCE COMPANY* SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					89.00%	69.49%	24.64%
MG TRUST COMPANY CUST. FBO JW & SONS, INC. DENVER CO							27.31%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							19.65%	100.00%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ					7.81%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						14.00%	28.40%
GREAT-WEST TRUST CO LLC FBO PUTNAM FBO RECORDKEEPING FOR VARIOUS BENEF GREENWOOD VLG CO						9.35%
The Hartford Target Retirement 2030 Fund
HARTFORD LIFE INSURANCE COMPANY* SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	36.82%				89.60%	80.80%	64.66%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	6.54%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						8.34%	21.74%
GREAT-WEST TRUST CO LLC FBO PUTNAM FBO RECORDKEEPING FOR VARIOUS BENEF GREENWOOD VLG CO						5.16%
MG TRUST COMPANY CUST FBO JW & SONS INC DENVER CO							5.99%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT								100.00%
The Hartford Target Retirement 2035 Fund
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						8.76%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							35.27%	100.00%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						10.47%	29.34%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ					7.22%
HARTFORD LIFE INSURANCE COMPANY* SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					88.66%	64.54%	17.95%
MG TRUST COMPANY CUST. FBO JW & SONS, INC. DENVER CO							14.27%
GREAT-WEST TRUST CO LLC FBO PUTNAM FBO RECORDKEEPING FOR VARIOUS BENEF GREENWOOD VLG CO						14.35%
The Hartford Target Retirement 2040 Fund
GREAT-WEST TRUST CO LLC FBO PUTNAM FBO RECORDKEEPING FOR VARIOUS BENEF GREENWOOD VLG CO						5.33%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT								100.00%
MG TRUST COMPANY CUST. FBO AMERICAN FEDERAL BANK 401(K) PROFIT DENVER CO							7.97%
HARTFORD SECURITIES DISTRIB CO INC/ PRG ATTN: UIT OPERATIONS HARTFORD CT							45.34%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						7.12%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						11.01%	15.58%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
HARTFORD LIFE INSURANCE COMPANY* SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					90.39%	72.78%	18.58%
MG TRUST COMPANY CUST. FBO JW & SONS, INC. DENVER CO							11.67%
The Hartford Target Retirement 2045 Fund
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ					6.38%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							63.21%	100.00%
MG TRUST COMPANY CUST. FBO JW & SONS, INC. DENVER CO							18.97%
GREAT-WEST TRUST CO LLC FBO PUTNAM FBO RECORDKEEPING FOR VARIOUS BENEF GREENWOOD VLG CO						8.36%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						12.21%
HARTFORD LIFE INSURANCE COMPANY* SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					91.58%	65.12%	13.22%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						12.17%
The Hartford Target Retirement 2050 Fund
MG TRUST COMPANY CUST. FBO AMERICAN FEDERAL BANK 401(K) PROFIT DENVER CO							7.43%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							25.67%
HARTFORD SECURITIES DISTRIB CO INC/ PRG ATTN: UIT OPERATIONS HARTFORD CT							38.20%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						5.55%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						7.64%	14.49%
HARTFORD LIFE INSURANCE COMPANY* SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					90.88%	81.46%	10.20%
HARTFORD LIFE & ANNUITY C/O PORTFOLIO SUPPORT ATTN JACKIE SELMAN HARTFORD CT								100.00%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
The Hartford Total Return Bond Fund
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			6.82%	12.08%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					59.41%	87.01%	48.90%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD BALANCED ALLOCATION DALLAS TX								6.93%
SAXON & CO PHILADELPHIA PA								7.66%
JPMORGAN CHASE BANK NA CUST FBO* THE HARTFORD CHECKS & BALANCES FUND DALLAS TX								68.43%
TOM MEKEEL FBO SAC-VAL JANITORIAL SERVICE INC 401 K PROFIT SHARING PLAN & TRUST W SACRAMENTO CA							10.41%
COUNSEL TR DBA MATC FBO FIREBIRDS INTERNATIONAL LLC 401K PSP & TR PITTSBURGH PA							10.87%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT							26.80%
PERSHING LLC JERSEY CITY NJ		11.36%	10.84%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				9.83%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	64.84%	31.14%	11.76%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ		9.60%	9.97%	13.74%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		8.01%	10.04%	30.65%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA		5.83%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			7.18%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ				14.30%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
The Hartford Unconstrained Bond Fund
RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER MINNEAPOLIS MN				22.18%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	53.61%	32.59%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								82.54%
TD AMERITRADE FBO MICHAEL S CONLEY MD PC 401K PLAN FBO JAQUELINE M CONLEY MICHAEL S CONLEY MD TR ATLANTA GA							12.65%
TD AMERITRADE FBO MICHAEL S CONLEY MD PC 401K PLAN FBO MICHAEL CONLEY MICHAEL S CONLEY TR ATLANTA GA							13.60%
FRONTIER TRUST COMPANY FBO YOUNGSTOWN HEARING & SPEECH CENTER FARGO ND						14.70%
ALDER ENGINEERING INDIVIDUAL 401K PLAN DAVID M ALDER TRUSTEE IND (K) MATTHEWS NC					14.54%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT					61.76%	71.48%	73.76%
STATE STREET BANK & TRUST CO CUST FBO CHET ADVISOR SAVINGS PLAN TRUST DTD 9/16/2010 ATTN SHARON LEIS WOODBURY MN								17.46%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			6.24%	20.69%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			18.45%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ		5.87%	10.88%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA		6.01%	7.37%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		8.42%	6.22%		22.26%	12.94%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA		11.76%
PERSHING LLC JERSEY CITY NJ	7.41%		8.40%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS ST LOUIS MO				22.49%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	6.76%	6.45%	9.44%	29.35%
The Hartford Value Fund
NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY								29.58%
FRONTIER TRUST COMPANY FBO MIBAR COMPUTER SERVICES 401 K PLAN FARGO ND					9.37%
J MICHAEL FAY DDS PA TTEE FBO J MICHAEL FAY DDS PA 401K C/O FASCORE LLC GREENWOOD VLG CO					9.03%
GREAT-WEST TRUST COMPANY LLC TTEE F DECATUR MEMORIAL HOSPITAL DCP 457 C/O FASCORE LLC GREENWOOD VILLAGE CO					7.26%
PAI TRUST COMPANY, INC M & S ASSOCIATES, INC. SAFE HARBOR DE PERE WI					5.13%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								5.03%
FIIOC FBO RABEN TIRE CO INC COVINGTON KY						16.17%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		7.72%		9.20%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE CLEAN HARBORS SAVINGS AND NORWELL MA								60.48%
CAPITAL BANK & TRUST COMPANY TTEE F GEEKNET INC 401K GREENWOOD VLG CO					21.98%
MG TRUST COMPANY CUST FBO CCSCI RETIREMENT SAVINGS PLAN DENVER CO						5.82%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	6.87%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					23.50%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	56.88%	22.86%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		10.58%	25.34%	55.53%		61.34%	98.15%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ		5.87%	6.99%	8.68%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			9.01%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			8.31%
PERSHING LLC JERSEY CITY NJ			5.68%	5.96%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA				9.26%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			9.74%
The Hartford World Bond Fund
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA								18.62%
TD AMERITRADE FBO GREAT-WEST TRUST COMPANY LLC TR GWINNETT COUNTY DEFERRED FBO CHARLES W ASHWORTH SUWANEE GA					7.33%
FIIOC FBO FRANK W DIVER INC 401(K) PS PLAN COVINGTON KY						9.37%
TD AMERITRADE TRUST CO DENVER							56.25%
TD AMERITRADE FBO INDIANA EYE CLINIC PC TR INDIANA EYE CLINIC PC 401K PSP FBO WILLIAM F KEELING NORTH SALEM IN					14.97%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD BALANCED ALLOCATION DALLAS TX								22.63%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			15.73%	6.79%
JPMORGAN CHASE BANK NA CUST FBO THE HARTFORD CONSERVATIVE ALLOC DALLAS TX								11.90%
HARTFORD LIFE & ANNUITY HARTFORD CT							21.05%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
SEI PRIVATE TRUST COMPANY C/O FROST BANK ATTN MUTUAL FUNDS ADMIN OAKS PA				10.87%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			9.68%	19.58%	55.76%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			14.12%	19.26%		88.65%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	6.16%			5.31%
PERSHING LLC JERSEY CITY NJ	6.56%		11.44%	5.45%			16.59%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	8.44%		7.11%	8.38%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	9.49%				9.00%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ	44.08%		7.49%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								8.55%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO			12.88%	14.55%	7.39%
The Hartford Growth Fund
ALERUS FINANCIAL FBO ALERUS FINANCIAL CUST FBO ABC GREGOIRE DAYCARE & LEARNING ATTN LORI SAINT PAUL MN					27.17%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT						80.59%
NFS LLC FEBO MICHAEL W& CAROLYN D LAGOS DIANE L STONE TTEE INTL WEALTH INSR 401(K) PL TRSTEE DIAMOND BAR CA							78.88%
NFSC FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY								95.48%
CAPITAL BANK & TRUST COMPANY TTEE AB & T 401 K PLAN C/O FASCORE LLC GREENWOOD VLG CO					5.09%
MG TRUST COMPANY CUST. FBO CLARKSTON SCHOOL DISTRICT J250-185 DENVER CO					5.59%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
LYN KUTZELMAN FBO ALC INCORPORATED 401 K PROFIT SHARING PLAN & TRUST ATKINSON NH					7.02%
MID ATLANTIC TRUST COMPANY FBO UNISON HEALTH SERVICES INC 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA					10.51%
FRONTIER TRUST COMPANY FBO BRIAN W DOSSETT M D LTD PROFIT SHA FARGO ND					17.57%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	5.29%	5.90%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			5.95%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	20.71%	16.57%		88.98%
PERSHING LLC JERSEY CITY NJ		6.91%	6.11%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			19.64%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO			9.90%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			9.30%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			8.16%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ			6.78%
MID ATLANTIC TRUST COMPANY FBO QUALITY EQUIPMENT SUPPLY INC 401(K) PROFIT SHARING PLAN & TRUST PITTSBURGH PA							21.12%
The Hartford Growth Opportunities Fund
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			11.08%
STATE STREET BANK AND TRUST CO CUST FBO ADP ACCESS BOSTON MA					10.68%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA								13.68%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								14.78%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS HARRISON NY								14.89%
MERCER TRUST CO TTEE FBO EDWARD D JONES & CO DEFFDCOMP PLAN ATTN DC PLAN ADMIN NORWOOD MA							99.24%
WILMINGTON TRUST RISC TTEE FBO TNEMEC COMPANY INC 401(K) SAVINGS PLAN PHOENIX AZ					5.32%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		10.72%	18.04%	27.22%	7.34%	8.64%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		11.51%	11.05%
PERSHING LLC JERSEY CITY NJ		12.41%	5.00%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	6.50%	6.56%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	7.23%	6.53%	20.94%	53.90%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			5.81%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					45.91%	80.80%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	16.97%	13.30%		8.09%
The Hartford Municipal Real Return Fund
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			26.89%	16.42%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ			5.64%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL				6.52%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			13.24%	8.38%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ		13.24%		6.34%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
PERSHING LLC JERSEY CITY NJ	7.30%	14.94%	9.30%	7.13%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	8.12%	17.27%	12.34%	32.80%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	46.29%	32.96%	7.51%					5.36%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA			6.09%	14.03%
The Hartford SmallCap Growth Fund
STATE STREET BANK & TRUST CO CUST FBO CHET ADVISOR SAVINGS PLAN TRUST DTD 9/16/2010 ATTN SHARON LEIS WOODBURY MN								5.54%
T ROWE PRICE RETIREMENT PLAN SVCS FBO RETIREMENT PLAN CLIENTS OWINGS MILLS MD							35.49%
FIIOC FBO BEAZLEY USA SERVICES INC 401K PLAN COVINGTON KY							7.53%
FIIOC FBO TECAN U.S. INC. COVINGTON KY							6.17%
NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY							5.55%
NFSC FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K COVINGTON KY								25.86%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA						9.43%	13.49%
WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN SHARON LEIS WOODBURY MN								19.48%
BROWN & JAMES PC 401(K) PROFIT SHARING PLAN MICHAEL WARD TRUSTEE C/O JOHN P CUNNINGHAM SAINT LOUIS MO						5.97%
NFS LLC FEBO AMERICAN TRUST&SVGS DBA TRUSTY TRUSTEE DUBUQUE IA								20.51%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ	6.10%		10.02%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
FIIOC FBO UNO RESTAURANT CORPORATION 401(K) SAVINGS PLAN COVINGTON KY							8.67%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	8.17%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE AAA SOUTHERN NEW ENGLAND PROVIDENCE RI						11.04%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		8.35%	9.11%	18.77%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA		5.15%	9.35%	13.66%
UBS WM USA ATTN: DEPARTMENT MANAGER WEEHAWKEN NJ			15.99%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ			6.46%	12.21%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				7.03%	9.80%	22.46%
MERCER TRUST COMPANY TTEE FBO STEWART & STEVENSON LLC 401 K SAVINGS PLAN ATTN DC PLAN ADMIN NORWOOD MA					46.28%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER ST PETERSBURG FL			10.01%	25.15%
PERSHING LLC JERSEY CITY NJ	8.72%	11.07%	6.80%	13.57%
The Hartford Value Opportunities Fund
GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K GREENWOOD VLG CO							10.17%
HARTFORD SECURITIES DISTRIB CO INC/ PRG ATTN: UIT OPERATIONS HARTFORD CT					30.25%
MG TRUST COMPANY TRUSTEE AMERICAN OFFICE DENVER CO								90.99%
EMJAY CORPORATION CUSTODIAN FBO PLANS OF RPSA CUSTOMERS GREENWOOD VLG CO							83.92%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT						85.16%
TRITEC COMPANIES TEE FBO TRITEC COMPANIES 401K C/O FASCORE LLC GREENWOOD VLG CO					13.90%

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			9.68%	11.25%	15.20%
FIRST CLEARING LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO		6.71%	9.31%	16.98%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUST ATTN: MUTUAL FUNDS DEPT JERSEY CITY NJ		9.31%	8.66%
PERSHING LLC JERSEY CITY NJ		10.08%	7.83%
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS SAINT LOUIS MO	43.89%	17.44%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT								9.00%
MORGAN STANLEY SMITH BARNEY JERSEY CITY NJ				49.31%

* May be deemed to control the Fund because it owned beneficially more than 25% of the outstanding shares of the Fund

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a fund.  A control person may be able to take actions regarding a fund it controls without the consent or approval of other shareholders.

INVESTMENT MANAGEMENT ARRANGEMENTS

Each Company, on behalf of the relevant Funds, has entered into an investment management agreement with HFMC.  Each investment management agreement provides that HFMC, subject to the supervision and approval of the applicable Company’s Board of Directors, is responsible for the management of each Fund.  In addition, HFMC or its affiliate(s) provides administrative services to both Companies, including personnel, services, equipment and facilities and office space for proper operation of the Companies.  Although HFMC, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Companies, each Fund pays for these services directly.

With respect to each Fund, except the Checks and Balances Fund, HFMC has entered into an investment sub-advisory agreement with Wellington Management.  Under the investment sub-advisory agreements, Wellington Management subject to the general supervision of the applicable Company’s Board of Directors and HFMC, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Funds and furnishing each such Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each Fund.  HFMC does not employ the services of a sub-adviser in its management of Checks and Balances Fund.

Wellington Management administers the asset allocation program for Growth Allocation Fund, Moderate Allocation Fund, Conservative Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund.  HFMC administers the asset allocation program for Checks and Balances Fund.

As provided by the investment management agreements, each Fund pays HFMC an investment management fee (except Checks and Balances Fund, which pays no management fee), which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of each Fund’s average daily net assets.  With respect to each of the Funds, except Checks and Balances Fund, HFMC (not any Fund) pays the sub-advisory fees to the sub-adviser.

MANAGEMENT FEES

Each Fund pays a monthly management fee to HFMC based on a stated percentage of the Fund’s average daily net asset value as follows:

Duration-Hedged Strategic Income Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.1000%
Next $500 million	0.0900%
Next $1.5 billion	0.0850%
Next $2.5 billion	0.0800%
Next $2.5 billion	0.0750%
Next $2.5 billion	0.0700%
Amount Over $10 billion	0.0650%

Emerging Markets Research Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	1.2000%
Next $250 million	1.1500%
Next $500 million	1.1000%
Next $4 billion	1.0750%
Next $5 billion	1.0725%
Amount Over $10 billion	1.0700%

Emerging Markets Local Debt Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	1.0000%
Next $250 million	0.9500%
Next $4.5 billion	0.9000%
Next $5 billion	0.8975%
Amount Over $10 billion	0.8950%

Global All-Asset Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.9500%
Next $250 million	0.9000%
Next $500 million	0.8000%
Next $1.5 billion	0.7300%
Next $2.5 billion	0.7000%
Next $5 billion	0.6600%
Amount Over $10 billion	0.6550%

Global Alpha Fund*

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	1.1000%
Next $500 million	1.0900%
Next $1.5 billion	1.0800%
Next $2.5 billion	1.0700%
Amount Over $5 billion	1.0600%

Global Capital Appreciation Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8500%
Next $500 million	0.7500%
Next $4 billion	0.7000%
Next $5 billion	0.6800%
Amount Over $10 billion	0.6750%

Global Real Asset Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.9500%
Next $250 million	0.9300%
Next $500 million	0.8500%
Next $1.5 billion	0.7800%
Next $2.5 billion	0.7500%
Amount Over $5 billion	0.7100%

Global Research Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.9000%
Next $500 million	0.8750%
Next $4 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

Healthcare Fund and International Small Company Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.9000%
Next $500 million	0.8500%
Next $4 billion	0.8000%
Next $5 billion	0.7975%
Amount Over $10 billion	0.7950%

International Capital Appreciation Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.9000%
Next $4.5 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

SmallCap Growth Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $100 million	0.9000%
Next $150 million	0.8000%
Next $250 million	0.7000%
Next $4.5 billion	0.6500%
Next $5 billion	0.6300%
Amount Over $10 billion	0.6200%

International Growth Fund and International Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8500%
Next $500 million	0.8000%
Next $4 billion	0.7500%
Next $5 billion	0.7475%
Amount Over $10 billion	0.7450%

Small Company Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.8500%
Next $250 million	0.8000%
Next $500 million	0.7500%
Next $500 million	0.7000%
Next $3.5 billion	0.6500%
Next $5 billion	0.6300%
Amount Over $10 billion	0.6200%

Global Growth Fund and MidCap Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8500%
Next $500 million	0.7500%
Next $4 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

Value Opportunities Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7000%
Next $500 million	0.6000%
Next $1.5 billion	0.5900%
Next $2.5 billion	0.5850%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5750%

MidCap Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $500 million	0.6500%
Next $1.5 billion	0.6000%
Next $2.5 billion	0.5950%
Next $5 billion	0.5900%
Amount Over $10 billion	0.5850%

Growth Fund and Growth Opportunities Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.8000%
Next $4.75 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

Capital Appreciation Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8000%
Next $500 million	0.7000%
Next $4 billion	0.6500%
Next $5 billion	0.6475%
Amount Over $10 billion	0.6450%

Equity Income Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.7500%
Next $250 million	0.7000%
Next $500 million	0.6500%
Next $1.5 billion	0.6000%
Next $2.5 billion	0.5900%
Amount Over $5 billion	0.5875%

Small/Mid Cap Equity Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $500 million	0.7000%
Next $2 billion	0.6500%
Next $2 billion	0.6400%
Next $5 billion	0.6300%
Amount Over $10 billion	0.6200%

Disciplined Equity Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $500 million	0.6750%
Next $4 billion	0.6250%
Next $5 billion	0.6225%
Amount Over $10 billion	0.6200%

International Opportunities Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $500 million	0.6500%
Next $1.5 billion	0.6400%
Next $2.5 billion	0.6350%
Next $5 billion	0.6300%
Amount Over $10 billion	0.6250%

Dividend and Growth Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $500 million	0.6500%
Next $1.5 billion	0.6000%
Next $2.5 billion	0.5950%
Next $5 billion	0.5900%
Amount Over $10 billion	0.5850%

Balanced Income Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.7000%
Next $250 million	0.6300%
Next $500 million	0.6000%
Next $1.5 billion	0.5700%
Next $2.5 billion	0.5500%
Next $5 billion	0.5300%
Amount Over $10 billion	0.5250%

Floating Rate High Income Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7000%
Next $2 billion	0.6500%
Next $2.5 billion	0.6400%
Next $5 billion	0.6300%
Amount Over $10 billion	0.6200%

World Bond Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.7000%
Next $250 million	0.6500%
Next $4.5 billion	0.6000%
Next $5 billion	0.5750%
Amount Over $10 billion	0.5725%

Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7000%
Next $500 million	0.6000%
Next $1.5 billion	0.5900%
Next $2.5 billion	0.5850%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5750%

Balanced Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.6900%
Next $500 million	0.6250%
Next $4 billion	0.5750%
Next $5 billion	0.5725%
Amount Over $10 billion	0.5700%

Floating Rate Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.6500%
Next $2 billion	0.6000%
Next $2.5 billion	0.5900%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5700%

High Yield Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.6500%
Next $500 million	0.6000%
Next $1.5 billion	0.5950%
Next $2.5 billion	0.5900%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5700%

Real Total Return Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	1.2000%
Next $250 million	1.1500%
Next $500 million	1.1000%
Next $1.5 billion	1.0500%
Next $2.5 billion	1.0200%
Next $5 billion	1.0100%
Amount Over $10 billion	1.0000%

Total Return Bond Fund, Unconstrained Bond Fund, Municipal Opportunities Fund and Strategic Income Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5500%
Next $500 million	0.5000%
Next $1.5 billion	0.4750%
Next $2.5 billion	0.4650%
Next $5 billion	0.4550%
Amount Over $10 billion	0.4450%

Municipal Real Return Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5000%
Next $500 million	0.4500%
Next $1.5 billion	0.4400%
Next $2.5 billion	0.4300%
Next $5 billion	0.4200%
Amount Over $10 billion	0.4100%

Inflation Plus Fund and Quality Bond Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5000%
Next $500 million	0.4500%
Next $1.5 billion	0.4450%
Next $2.5 billion	0.4400%
Next $5 billion	0.4300%
Amount Over $10 billion	0.4200%

Short Duration Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.4500%
Next $500 million	0.4000%
Next $1.5 billion	0.3950%
Next $2.5 billion	0.3900%
Next $5 billion	0.3800%
Amount Over $10 billion	0.3700%

Moderate Allocation Fund, Growth Allocation Fund, Conservative Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.1500%
Next $500 million	0.1000%
Next $1.5 billion	0.0900%
Next $2.5 billion	0.0800%
Next $2.5 billion	0.0700%
Next $2.5 billion	0.0600%
Amount Over $10 billion	0.0500%

* Global Alpha Fund has a management fee rate that adjusts up or down based upon the Fund’s performance relative to the cumulative investment record of its benchmark index (the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index) over the performance measurement period.

Under the performance-based fee structure, the management fee paid to HFMC by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate (1.10%) of the management fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.50% (positive or negative over an annual period) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period is the previous 36 months. Since the Fund has been in operation for at least 12 months, but less than 36 months, the performance measurement period equals the time that has elapsed since the Fund’s inception.

The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The management fee is paid monthly in arrears.  If it is necessary to calculate the management fee for a period that is less than a month due to the termination of the investment management agreement, (i) the Base Fee Rate will be based upon the Fund’s average daily net asset value over that month ending on the last business day on which the Fund’s investment management agreement is in effect; and (ii) the amount of the Performance Adjustment to the Base Fee Rate will be based upon the Fund’s average daily net asset value over the 36-month period ending on the last business day on which the investment management agreement is in effect (or since the Fund’s inception, if the Fund has been in operation for less than 36 months).

The Performance Adjustment may result in an increase or decrease in the management fee paid by the Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment (positive or negative) is applied if the Fund’s investment performance is equal to the cumulative investment record of the Fund’s benchmark index plus 1.15% during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment equivalent to 25% of the amount by which the Fund outperforms or underperforms its benchmark index plus 1.15%. Because the Performance Adjustment is tied to the Fund’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase HFMC’s fee even if the Fund’s shares lose value during the performance measurement period and could decrease HFMC’s fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses, whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of the Fund and the Fund’s benchmark index. Under extreme circumstances involving underperformance when the Fund’s assets are rapidly declining, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, HFMC would reimburse the Fund.

The investment performance of the Fund’s Class A Shares (excluding the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After HFMC determines whether the Fund’s performance was above or below its benchmark index plus 1.15% by comparing the investment performance of the Fund’s Class A Shares (excluding the upfront sales load) against the cumulative investment record of the Fund’s benchmark index, HFMC applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

As noted, because the Fund’s Performance Adjustment is based upon a rolling 36-month performance measurement period, calculations based on the Fund’s load-waived Class A Shares will not be fully implemented for 36 months after the Fund commences operations.  No Performance Adjustment will be made until the 13th month after the Fund’s inception. At that time, the performance period will initially consist of the most recent 12-month period and will increase by one month until the Fund has been in operation for 36 months.  Thereafter, the performance period will be the most recent 36-month period.

The Fund’s Board may determine that a class of shares of the Fund other than Class A Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law.

The Board may from time to time determine that another securities index for the Fund is a more appropriate benchmark index for purposes of evaluating the performance of the Fund. In that event, the Board may approve the substitution of a successor index for the Fund’s benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Fund’s performance compared to its former benchmark index. Any change to the Fund’s benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the “Staff”) that any changes to a Fund’s benchmark index used for purposes of calculating a Performance Adjustment will require shareholder approval. If there is a change in the Staff’s position, the Fund intends to notify shareholders of such change in position at such time as the Board may determine that a change in the Fund’s benchmark index is appropriate.

Under certain circumstances, the Board may, without the prior approval of Fund shareholders, implement changes to the performance fee structure of the Fund as discussed above, subject to applicable law.

It is not possible to predict the effect of the Performance Adjustment on future overall compensation to HFMC since it will depend on the performance of the Fund relative to the record of the Fund’s benchmark index and future changes to the size of the Fund.

If the average daily net assets of the Fund remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum annual Performance Adjustment will be equivalent to 0.50% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.50%, depending upon whether the net assets of the Fund had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for the Fund were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if the Fund had not increased its net assets during the performance measurement period.

Suppose, for example, that the Performance Adjustment was being computed after the assets of the Fund had been declining. Assume its monthly Base Fee Rate was 1/12th of 1.10% of average daily net assets during the previous month. Assume also that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.

The Base Fee Rate would be computed as follows:

$200 million x 1.10%/12 = $183,333

If the Fund outperformed or underperformed its benchmark index by an amount that triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.50%/12 = $208,333, which is approximately 1/12th of 1.25% of $200 million.

If the Fund had outperformed its benchmark index, the total management fee rate for that month would be $391,666, which is approximately 1/12th of 2.35% of $200 million.

If the Fund had underperformed its benchmark index, the total management fee rate for that month would be -$25,000, which is approximately 1/12th of -0.15% of $200 million, and would require a $25,000 reimbursement from HFMC.

Therefore, the total management fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 2.35% in the case of outperformance, or approximately 1/12th of -0.15% in the case of underperformance. This demonstrates that under extreme circumstances involving underperformance when the Fund’s assets are rapidly decreasing, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, HFMC would reimburse the Fund.

By contrast, the maximum Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of the Fund had been increasing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.

The Base Fee Rate would be computed as follows:

$800 million x 1.10%/12 = $733,333

If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.50%/12 = $208,333, which is approximately 1/12th of 0.31% of $800 million.

If the Fund had outperformed its benchmark index, the total management fee rate for that month would be $941,666, which is approximately 1/12th of 1.41% of $800 million.

If the Fund had underperformed its benchmark index, the total management fee rate for that month would be $525,000, which is approximately 1/12th of 0.79% of $800 million.

Therefore, the total management fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 1.41% in the case of outperformance, or approximately 1/12th of 0.79% in the case of underperformance.

The Base Fee Rate for the Fund and the Fund’s benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:

		Base Fee Rate(1) (%)
Fund Name	Benchmark Index	(annual rate)
The Hartford Global Alpha Fund	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.10

(1)    HFMC pays Wellington Management, the Fund’s sub-adviser, a fee for its services provided pursuant to Sub-Advisory Agreement between HFMC and Wellington Management, on behalf of the Fund. The sub-advisory fee paid by HFMC to Wellington Management consists of a base fee rate of 0.70% (at initial asset levels) that adjusts up or down based on the Fund’s performance relative to its benchmark index over the performance measurement period. The performance adjustment that applies to the sub-advisory fee matches that which applies to the management fee, meaning that the entire amount of the Performance Adjustment is passed through to the sub-adviser.

The following hypothetical example illustrates the application of the Performance Adjustment for the Fund. The example assumes that the average daily net assets of the Fund remain constant during a 36-month performance measurement period.

The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.50% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index plus 1.15% by 2.00% over the same period. The Performance Adjustment is equivalent to 25% of the difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index + 1.15%.

Example 1: Fund Outperforms Its Benchmark Index +1.15% By 0.40%

If the Fund has outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index plus 1.15% by 0.40% during the preceding 36 months, the Fund would calculate the management fee as follows:

Total Management Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month (assuming constant assets)
1/12th of 1.10%	1/12th of 0.10%	1/12th of 1.20%

Example 2: Fund Performance Tracks Its Benchmark Index + 1.15%

If the Fund performance has tracked the performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index plus 1.15% during the preceding 36 months, the Fund would calculate the management fee as follows:

		Total Management Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 1.10%	0.00	1/12th of 1.10%

Example 3: Fund Underperforms Its Benchmark Index +1.15% By 0.40%

If the Fund has underperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index plus 1.15% by 0.40% during the preceding 36 months, the Fund would calculate the management fee as follows:

Total Management Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month (assuming constant assets)
1/12th of 1.10%	1/12th of -0.10%	1/12th of 1.00%

Under the terms of the current Sub-Advisory Agreement between HFMC and Wellington Management, on behalf of the Global Alpha Fund, HFMC pays Wellington Management a fee equal to 0.70% of the Fund’s average daily net assets at initial asset levels (plus or minus the amount of the Performance Adjustment). This means that the sub-advisory fee rate for fees paid by HFMC to Wellington Management will adjust up or down in line with the management fee rate for fees paid by the Fund to HFMC based on the Fund’s Class A Shares’ (waiving the upfront sales load) performance compared to the investment record of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

Asset Allocation Funds and Target Retirement Funds Sub-Advisory Fee Schedule

The sub-advisory fee rates are as follows for the Asset Allocation Funds and Target Retirement Funds:

Average Daily Net Assets	Annual Rate
First $250 million	0.0300%
Next $250 million	0.0250%
Next $500 million	0.0200%
Next $1.5 billion	0.0150%
Next $2.5 billion	0.0100%
Amount Over $5 billion	0.0050%

ADVISORY FEE PAYMENT HISTORY

The following charts show, for each of the last three fiscal years, (i) the amount of advisory fees paid by each Fund to its investment adviser, (ii) the aggregate amount of sub-advisory fees, if any, paid by the investment adviser, with respect to each Fund, to any sub-advisers with which the investment adviser is not affiliated (“Unaffiliated Managers”); and (iii) the aggregate amount of sub-advisory fees, if any, paid by the investment adviser with respect to each Fund, to any sub-advisers with which the investment adviser is affiliated (“Affiliated Managers”).  The fees paid to Unaffiliated and Affiliated Managers are shown both in dollars and as a percentage of the Fund’s average daily net assets that they managed during the applicable period.  No fees were paid to Affiliated Managers for the fiscal year ended October 31, 2013.  Prior to January 1, 2013, Hartford Investment Financial Services, LLC (HIFSCO) (now known as Hartford Funds Distributors, LLC) served as the Funds’ investment adviser.  Therefore, investment advisory fees paid prior to January 1, 2013 reflect payments made to HIFSCO.  Because the Duration-Hedged Strategic Income Fund and Real Total Return Fund commenced operations on November 29, 2013, no advisory fee information is shown for these Funds.

Fund Name	Gross Fees Payable to the investment adviser 2013	Investment Advisory Fee Waiver 2013	Net Fees Paid to investment adviser 2013	Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2013	% Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2013
Moderate Allocation Fund	$1,038,682	$—	$1,038,682	$195,238	0.02%
Balanced Fund	$4,149,881	$—	$4,149,881	$954,923	0.16%
Balanced Income Fund	$18,102,948	$—	$18,102,948	$4,798,025	0.16%

Fund Name	Gross Fees Payable to the investment adviser 2013	Investment Advisory Fee Waiver 2013	Net Fees Paid to investment adviser 2013	Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2013	% Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2013
Capital Appreciation Fund	$76,814,296	$—	$76,814,296	$29,240,246	0.25%
Checks and Balances Fund	$—	$—	$—	$—	—
Conservative Allocation Fund	$388,317	$—	$388,317	$77,082	0.03%
Disciplined Equity Fund	$835,447	$—	$835,447	$315,967	0.28%
Dividend and Growth Fund	$42,948,435	$—	$42,948,435	$11,846,257	0.17%
Emerging Markets Local Debt Fund	$2,098,859	$209,884	$1,888,975	$906,797	0.43%
Emerging Markets Research Fund	$2,710,618	$225,896	$2,484,722	$1,535,976	0.68%
Equity Income Fund	$15,117,173	$—	$15,117,173	$4,627,979	0.19%
Floating Rate Fund	$38,943,795	$—	$38,943,795	$9,158,905	0.14%
Floating Rate High Income Fund	$1,574,083	$—	$1,574,083	$427,253	0.19%
Global All-Asset Fund	$5,872,174	$69,455	$5,802,719	$2,717,447	0.41%
Global Alpha Fund	$270,511	$—	$270,511	$172,144	0.61%
Global Capital Appreciation Fund	$7,812,628	$—	$7,812,628	$3,519,540	0.39%
Global Growth Fund	$1,686,026	$—	$1,686,026	$620,834	0.31%
Global Real Asset Fund	$5,143,208	$422,501	$4,720,707	$2,438,949	0.44%
Global Research Fund	$703,536	$—	$703,536	$351,769	0.45%
Growth Allocation Fund	$1,133,345	$—	$1,133,345	$214,170	0.02%
Growth Fund	$4,650,469	$—	$4,650,469	$1,632,142	0.26%
Growth Opportunities Fund	$15,960,691	$—	$15,960,691	$6,059,899	0.27%
Healthcare Fund	$4,754,662	$—	$4,754,662	$1,933,093	0.36%
High Yield Fund	$3,478,185	$—	$3,478,185	$1,497,844	0.28%
Inflation Plus Fund	$9,155,366	$—	$9,155,366	$1,313,391	0.07%
International Capital Appreciation Fund	$249,582	$—	$249,582	$130,337	0.47%
International Growth Fund	$1,010,615	$—	$1,010,615	$406,666	0.34%
International Opportunities Fund	$8,357,363	$—	$8,357,363	$3,283,248	0.27%
International Small Company Fund	$2,448,079	$—	$2,448,079	$885,461	0.33%
International Value Fund	$193,230	$—	$193,230	$90,932	0.40%
MidCap Fund	$24,222,068	$—	$24,222,068	$8,418,685	0.25%
MidCap Value Fund	$2,820,545	$—	$2,820,545	$1,165,735	0.31%
Municipal Opportunities Fund	$2,003,328	$—	$2,003,328	$437,093	0.12%
Municipal Real Return Fund	$1,179,505	$—	$1,179,505	$297,239	0.13%
Quality Bond Fund	$115,658	$11,566	$104,092	$27,758	0.11%
Short Duration Fund	$2,557,493	$—	$2,557,493	$530,741	0.09%
Small Company Fund	$6,040,075	$—	$6,040,075	$2,691,683	0.36%
Small/Mid Cap Equity Fund	$518,508	$—	$518,508	$257,382	0.37%
SmallCap Growth Fund	$2,624,546	$—	$2,624,546	$1,024,164	0.31%

Fund Name	Gross Fees Payable to the investment adviser 2013	Investment Advisory Fee Waiver 2013	Net Fees Paid to investment adviser 2013	Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2013	% Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2013
Strategic Income Fund	$3,513,091	$—	$3,513,091	$1,194,334	0.18%
Target Retirement 2010 Fund	$70,251	$—	$70,251	$14,050	0.03%
Target Retirement 2015 Fund	$81,376	$—	$81,376	$16,275	0.03%
Target Retirement 2020 Fund	$247,574	$—	$247,574	$49,514	0.03%
Target Retirement 2025 Fund	$119,269	$—	$119,269	$23,853	0.03%
Target Retirement 2030 Fund	$277,682	$—	$277,682	$55,536	0.03%
Target Retirement 2035 Fund	$86,432	$—	$86,432	$17,286	0.03%
Target Retirement 2040 Fund	$109,425	$—	$109,425	$21,885	0.03%
Target Retirement 2045 Fund	$43,273	$—	$43,273	$8,655	0.03%
Target Retirement 2050 Fund	$50,536	$—	$50,536	$10,107	0.03%
Total Return Bond Fund	$8,768,033	$—	$8,768,033	$1,584,048	0.09%
Unconstrained Bond Fund	$808,062	$—	$808,062	$268,864	0.18%
Value Fund	$1,552,048	$—	$1,552,048	$595,035	0.27%
Value Opportunities Fund	$1,026,233	$—	$1,026,233	$440,431	0.34%
World Bond Fund	$9,436,582	$1,510,274	$7,926,308	$3,496,341	0.23%

Fund Name	Gross Fees Payable to the investment adviser 2012	Investment Advisory Fee Waiver 2012	Net Fees Paid to investment adviser 2012	Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2012	% Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2012	Net Aggregate Subadvisory Fees Paid to Affiliated Managers (at cost) 2012	% Net Aggregate Subadvisory Fees Paid to Affiliated Managers (at cost) 2012
Moderate Allocation Fund	$1,079,647	$—	$1,079,647	$82,275	0.01%	$63,952	0.01%
Balanced Fund	$4,041,041	$—	$4,041,041	$933,269	0.16%
Balanced Income Fund	$8,283,052	$1,344,770	$6,938,282	$2,183,564	0.17%
Capital Appreciation Fund	$82,179,583	$—	$82,179,583	$31,319,296	0.25%
Checks and Balances Fund	$—	$—	$—	$—
Conservative Allocation Fund	$409,873	$—	$409,873	$33,220	0.01%	$63,952	0.02%
Disciplined Equity Fund	$1,131,997	$—	$1,131,997	$404,630	0.27%
Dividend and Growth Fund	$39,483,706	$—	$39,483,706	$10,434,298	0.16%
Emerging Markets Local Debt Fund	$845,915	$84,590	$761,325	$117,121	0.14%
Emerging Markets Research Fund	$1,019,561	$84,962	$934,599	$577,750	0.68%
Equity Income Fund	$10,140,020	$—	$10,140,020	$3,052,314	0.20%
Floating Rate Fund	$33,808,587	$—	$33,808,587	$4,123,391	0.07%	$3,504,106	0.06%
Floating Rate High Income Fund	$407,488	$—	$407,488	$76,938	0.13%	$27,741	0.05%
Global All-Asset Fund	$7,782,941	$1,370,768	$6,412,173	$3,628,313	0.43%
Global Capital Appreciation Fund	$8,062,486	$—	$8,062,486	$3,684,545	0.41%
Global Growth Fund	$1,823,697	$—	$1,823,697	$661,440	0.31%
Global Real Asset Fund	$4,609,685	$980,334	$3,629,351	$2,028,008	0.46%
Global Research Fund	$1,093,558	$—	$1,093,558	$546,780	0.45%
Growth Allocation Fund	$995,222	$—	$995,222	$85,280	0.01%	$63,952	0.01%
Growth Fund	$5,291,068	$—	$5,291,068	$1,815,445	0.25%
Growth Opportunities Fund	$13,350,107	$—	$13,350,107	$5,052,826	0.27%
Healthcare Fund	$3,603,242	$—	$3,603,242	$1,501,301	0.38%
High Yield Fund	$3,224,887	$—	$3,224,887	$923,940	0.19%	$490,460	0.10%
Inflation Plus Fund	$10,907,875	$—	$10,907,875	$1,045,462	0.04%	$484,763	0.02%
International Capital Appreciation Fund	$205,081	$—	$205,081	$107,097	0.47%
International Growth Fund	$1,045,812	$—	$1,045,812	$419,134	0.34%
International Opportunities Fund	$4,655,694	$—	$4,655,694	$1,767,862	0.28%
International Small Company Fund	$1,812,777	$—	$1,812,777	$691,466	0.34%
International Value Fund	$829,690	$—	$829,690	$390,444	0.40%
MidCap Fund	$23,011,142	$—	$23,011,142	$7,986,011	0.25%
MidCap Value Fund	$2,460,963	$—	$2,460,963	$967,508	0.30%

Fund Name	Gross Fees Payable to the investment adviser 2012	Investment Advisory Fee Waiver 2012	Net Fees Paid to investment adviser 2012	Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2012	% Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2012	Net Aggregate Subadvisory Fees Paid to Affiliated Managers (at cost) 2012	% Net Aggregate Subadvisory Fees Paid to Affiliated Managers (at cost) 2012
Municipal Opportunities Fund	$2,133,572	$—	$2,133,572	$314,044	0.08%	$153,614	0.04%
Municipal Real Return Fund	$1,228,364	$—	$1,228,364	$207,637	0.08%	$102,027	0.04%
Short Duration Fund	$2,909,791	$—	$2,909,791	$378,100	0.06%	$226,383	0.03%
Small Company Fund	$5,564,733	$—	$5,564,733	$2,414,259	0.35%
Small/Mid Cap Equity Fund	$885,389	$—	$885,389	$119,219	0.10%	$306,463	0.26%
SmallCap Growth Fund	$2,426,199	$—	$2,426,199	$950,708	0.32%
Strategic Income Fund	$3,243,566	$—	$3,243,566	$712,874	0.12%	$416,465	0.07%
Target Retirement 2010 Fund	$71,851	$—	$71,851	$6,416	0.01%	$63,952	0.13%
Target Retirement 2015 Fund	$72,902	$—	$72,902	$6,724	0.01%	$63,952	0.13%
Target Retirement 2020 Fund	$229,384	$—	$229,384	$20,748	0.01%	$63,952	0.04%
Target Retirement 2025 Fund	$94,423	$—	$94,423	$8,640	0.01%	$63,952	0.10%
Target Retirement 2030 Fund	$239,314	$—	$239,314	$21,331	0.01%	$63,952	0.04%
Target Retirement 2035 Fund	$63,665	$—	$63,665	$6,011	0.01%	$63,952	0.15%
Target Retirement 2040 Fund	$81,217	$—	$81,217	$7,713	0.01%	$63,952	0.12%
Target Retirement 2045 Fund	$30,718	$—	$30,718	$2,950	0.01%	$63,952	0.31%
Target Retirement 2050 Fund	$34,791	$—	$34,791	$3,389	0.01%	$63,952	0.28%
Total Return Bond Fund	$9,348,248	$1,117,617	$8,230,631	$1,118,952	0.06%	$648,229	0.03%
Unconstrained Bond Fund	$1,158,423	$332,621	$825,802	$118,172	0.06%	$172,123	0.08%
Value Fund	$3,128,587	$94,436	$3,034,151	$1,118,231	0.25%
Value Opportunities Fund	$1,059,920	$—	$1,059,920	$453,414	0.34%
World Bond Fund	$2,549,796	$382,961	$2,166,835	$831,367	0.22%

Fund Name	Gross Fees Payable to the investment adviser 2011	Investment Advisory Fee Waiver 2011	Net Fees Paid to investment adviser 2011	Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2011	% Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2011	Net Aggregate Subadvisory Fees Paid to Affiliated Managers (at cost) 2011	% Net Aggregate Subadvisory Fees Paid to Affiliated Managers (at cost) 2011
Moderate Allocation Fund	$1,117,718	$—	$1,117,718	$—		$100,485	0.01%
Balanced Fund	$4,509,616	$—	$4,509,616	$1,026,927	0.15%
Balanced Income Fund	$2,792,422	$1,950,835	$841,587	$592,702	0.15%
Capital Appreciation Fund	$121,699,622	$—	$121,699,622	$46,637,417	0.25%
Checks and Balances Fund	$—	$—	$—	$—
Conservative Allocation Fund	$402,460	$—	$402,460	$—		$100,485	0.04%
Disciplined Equity Fund	$1,138,864	$—	$1,138,864	$415,742	0.27%
Dividend and Growth Fund	$37,568,359	$—	$37,568,359	$9,511,475	0.16%
Emerging Markets Local Debt Fund	$147,269	$14,727	$132,542	$—
Emerging Markets Research Fund	$112,953	$9,413	$103,540	$64,007	0.28%
Equity Income Fund	$7,586,855	$—	$7,586,855	$2,204,793	0.21%
Floating Rate Fund	$38,759,495	$—	$38,759,495	$—		$9,453,760	0.15%
Floating Rate High Income Fund	$13,861	$—	$13,861	$—		$7,810	0.03%
Global All-Asset Fund	$6,618,567	$2,785,320	$3,833,247	$2,599,512	0.37%
Global Capital Appreciation Fund	$10,396,702	$—	$10,396,702	$4,792,311	0.43%
Global Growth Fund	$2,922,200	$—	$2,922,200	$984,471	0.29%
Global Real Asset Fund	$3,386,294	$1,302,224	$2,084,070	$1,305,756	0.40%
Global Research Fund	$1,056,270	$—	$1,056,270	$528,137	0.45%
Growth Allocation Fund	$962,497	$—	$962,497	$—		$100,485	0.01%
Growth Fund	$5,419,446	$—	$5,419,446	$1,851,991	0.25%
Growth Opportunities Fund	$13,862,311	$—	$13,862,311	$5,250,487	0.27%
Healthcare Fund	$3,398,755	$—	$3,398,755	$1,421,737	0.38%
High Yield Fund	$2,739,314	$—	$2,739,314	$—		$1,258,187	0.30%
Inflation Plus Fund	$9,958,174	$—	$9,958,174	$—		$1,595,074	0.07%
International Capital Appreciation Fund	$217,353	$—	$217,353	$113,507	0.47%
International Growth Fund	$1,455,814	$—	$1,455,814	$552,004	0.32%
International Opportunities Fund	$4,381,211	$—	$4,381,211	$1,568,031	0.26%
International Small Company Fund	$1,783,068	$—	$1,783,068	$682,327	0.34%
International Value Fund	$569,386	$—	$569,386	$267,946	0.40%

Fund Name	Gross Fees Payable to the investment adviser 2011	Investment Advisory Fee Waiver 2011	Net Fees Paid to investment adviser 2011	Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2011	% Net Aggregate Subadvisory Fees Paid to Unaffiliated Managers 2011	Net Aggregate Subadvisory Fees Paid to Affiliated Managers (at cost) 2011	% Net Aggregate Subadvisory Fees Paid to Affiliated Managers (at cost) 2011
MidCap Fund	$30,544,276	$—	$30,544,276	$10,570,269	0.25%
MidCap Value Fund	$2,818,878	$—	$2,818,878	$1,005,901	0.29%
Municipal Opportunities Fund	$1,964,311	$—	$1,964,311	$—		$464,769	0.13%
Municipal Real Return Fund	$1,089,625	$—	$1,089,625	$—		$300,234	0.14%
Short Duration Fund	$2,676,410	$—	$2,676,410	$—		$598,468	0.10%
Small Company Fund	$6,299,071	$—	$6,299,071	$2,684,315	0.34%
Small/Mid Cap Equity Fund	$933,637	$—	$933,637	$—		$804,919	0.65%
SmallCap Growth Fund	$2,545,807	$—	$2,545,807	$993,673	0.32%
Strategic Income Fund	$2,310,722	$—	$2,310,722	$—		$825,852	0.20%
Target Retirement 2010 Fund	$58,437	$—	$58,437	$—		$100,485	0.26%
Target Retirement 2015 Fund	$52,445	$—	$52,445	$—		$100,485	0.29%
Target Retirement 2020 Fund	$176,968	$—	$176,968	$—		$100,485	0.09%
Target Retirement 2025 Fund	$59,307	$—	$59,307	$—		$100,485	0.25%
Target Retirement 2030 Fund	$178,794	$—	$178,794	$—		$100,485	0.08%
Target Retirement 2035 Fund	$39,404	$—	$39,404	$—		$100,485	0.38%
Target Retirement 2040 Fund	$46,711	$—	$46,711	$—		$100,485	0.32%
Target Retirement 2045 Fund	$18,719	$—	$18,719	$—		$100,485	0.81%
Target Retirement 2050 Fund	$21,320	$—	$21,320	$—		$100,485	0.71%
Total Return Bond Fund	$9,847,858	$—	$9,847,858	$—		$1,985,189	0.10%
Unconstrained Bond Fund	$1,539,638	$—	$1,539,638	$—		$338,609	0.12%
Value Fund	$3,735,487	$269,860	$3,465,627	$1,305,609	0.24%
Value Opportunities Fund	$1,204,232	$—	$1,204,232	$508,292	0.35%
World Bond Fund	$105,269	$15,038	$90,231	$—

HFMC has contractually agreed to limit the expenses of certain classes of each of the following Funds by reimbursing expenses (exclusive of taxes, interest expenses, brokerage commissions, extraordinary expenses and, for each Fund except the funds of funds and Duration-Hedged Strategic Income Fund, acquired fund fees and expenses) to the extent necessary to maintain total annual fund operating expenses as follows:

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Moderate Allocation Fund	1.40%	2.15%	1.15%	1.65%	1.35%	1.05%	N/A
Balanced Fund	1.18%	N/A	N/A	1.40%	1.10%	0.80%	N/A
Balanced Income Fund	0.99%	1.74%	0.74%	1.24%	0.94%	0.69%	0.64%

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Capital Appreciation Fund	1.29%	N/A	1.04%	1.40%	1.10%	0.80%	N/A
Checks and Balances Fund	1.25%	2.00%	1.00%	1.40%	1.10%	0.80%	N/A
Conservative Allocation Fund	1.35%	2.10%	1.10%	1.60%	1.30%	1.00%	N/A
Disciplined Equity Fund	1.35%	2.10%	N/A	1.50%	1.20%	0.90%	0.85%
Dividend and Growth Fund	1.25%	N/A	1.00%	1.35%	1.05%	0.75%	N/A
Duration-Hedged Strategic Income Fund	1.15%	1.90%*	0.90%	1.45%	1.15%	0.85%	0.75%
Emerging Markets Local Debt Fund**	1.25%	2.00%*	1.00%	1.55%	1.25%	0.95%	0.90%
Emerging Markets Research Fund	1.75%	2.50%*	1.50%	1.95%	1.65%	1.35%	1.30%
Equity Income Fund	1.25%	2.00%	1.00%	1.50%	1.20%	0.90%	0.85%
Floating Rate Fund	1.00%	1.75%	0.75%	1.25%	1.00%	0.70%	0.70%
Floating Rate High Income Fund	1.05%	1.80%*	0.80%	1.35%	1.05%	0.75%	0.75%
Global All-Asset Fund	1.25%	2.00%*	1.00%	1.50%	1.20%	0.95%	0.90%
Global Alpha Fund	1.55%	2.30%*	1.30%	1.85%	1.55%	1.25%	1.20%
Global Capital Appreciation Fund	1.25%	2.00%	1.00%	1.35%	1.05%	0.95%	0.90%
Global Growth Fund	1.48%	2.23%	N/A	1.60%	1.30%	1.00%	0.95%
Global Real Asset Fund	1.35%	2.10%*	1.10%	1.60%	1.30%	1.05%	1.00%
Global Research Fund	1.45%	2.20%	1.20%	1.65%	1.35%	1.05%	1.00%
Growth Allocation Fund	1.50%	2.25%	1.25%	1.70%	1.40%	1.10%	N/A
Growth Fund	1.30%	2.05%	1.05%	1.50%	1.20%	0.90%	0.85%
Growth Opportunities Fund**	1.19%	2.05%	0.92%	1.45%	1.15%	0.85%	0.85%
Healthcare Fund	1.60%	2.35%	1.35%	1.65%	1.35%	1.05%	1.00%
High Yield Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	0.70%
Inflation Plus Fund	0.85%	1.60%	0.60%	1.20%	0.90%	0.60%	0.55%
International Capital Appreciation Fund	1.45%	2.20%	1.20%	1.65%	1.35%	1.05%	1.00%
International Growth Fund	1.55%	2.30%	1.30%	1.60%	1.30%	1.00%	0.95%
International Opportunities Fund	1.30%	2.05%	1.05%	1.50%	1.20%	0.90%	0.85%
International Small Company Fund	1.60%	2.35%	1.35%	1.65%	1.35%	1.05%	1.00%
International Value Fund	1.40%	2.15%*	1.15%	1.60%	1.30%	1.00%	0.95%
MidCap Fund	1.37%	N/A	1.12%	1.50%	1.20%	0.90%	N/A
MidCap Value Fund	1.35%	2.10%	1.10%	1.55%	1.25%	0.95%	0.90%
Municipal Opportunities Fund	0.90%	1.65%	0.65%	N/A	N/A	N/A	N/A
Municipal Real Return Fund	0.85%	1.60%	0.60%	N/A	N/A	N/A	0.60%
Quality Bond Fund	0.95%	1.70%*	0.70%	1.25%	0.95%	0.65%	0.60%
Real Total Return Fund	1.70%	2.45%*	1.45%	2.00%	1.70%	1.40%	1.30%
Short Duration Fund	0.85%	1.60%	0.60%	1.15%	0.85%	0.55%	0.55%
Small Company Fund	1.40%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%
SmallCap Growth Fund	1.40%	2.15%	1.15%	1.60%	1.30%	1.00%	0.95%
Small/Mid Cap Equity Fund	1.30%	2.05%	N/A	1.50%	1.20%	0.90%	0.85%
Strategic Income Fund	0.95%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%
Target Retirement 2010 Fund	1.00%	N/A	N/A	1.30%	1.00%	0.80%	0.80%
Target Retirement 2015 Fund	N/A	N/A	N/A	1.30%	1.00%	0.80%	0.80%
Target Retirement 2020 Fund	1.05%	N/A	N/A	1.35%	1.05%	0.85%	0.85%
Target Retirement 2025 Fund	N/A	N/A	N/A	1.35%	1.05%	0.85%	0.85%
Target Retirement 2030 Fund	1.05%	N/A	N/A	1.35%	1.05%	0.85%	0.85%
Target Retirement 2035 Fund	N/A	N/A	N/A	1.35%	1.05%	0.85%	0.85%
Target Retirement 2040 Fund	N/A	N/A	N/A	1.35%	1.05%	0.85%	0.85%
Target Retirement 2045 Fund	N/A	N/A	N/A	1.40%	1.10%	0.90%	0.90%
Target Retirement 2050 Fund	N/A	N/A	N/A	1.40%	1.10%	0.90%	0.90%
Total Return Bond Fund	0.95%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%
Unconstrained Bond Fund	0.99%	1.74%	0.74%	1.29%	0.99%	0.69%	0.69%
Value Fund	1.25%	2.00%	1.00%	1.45%	1.15%	0.85%	0.80%
Value Opportunities Fund**	1.22%	1.92%	1.00%	1.45%	1.15%	0.85%	0.80%
World Bond Fund	1.05%	1.80%*	0.80%	1.35%	1.05%	0.75%	0.70%

*    Fund does not offer Class B shares.

** The contractual arrangement will remain in effect until February 28, 2015.

Each contractual arrangement, except as indicated above, will remain in effect until February 28, 2015, and shall renew automatically for one-year terms unless HFMC provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

Pursuant to the investment management agreements and investment sub-advisory agreements, neither HFMC nor the sub-adviser is liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HFMC or the sub-adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.  The sub-adviser has agreed to indemnify HFMC to the fullest extent permitted by law against any and all loss, damage, judgment, fines, or awards paid in settlement and attorneys’ fees incurred by HFMC, which result in whole or in part from the sub-adviser’s willful misfeasance, bad faith, gross negligence or reckless disregard of its duties as specifically set forth in the sub-advisory agreements.

HFMC, whose business address is 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087, was organized in 2012.  As of December 31, 2013, HFMC had approximately $100.48 billion of assets under management.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  As of December 31, 2013, Wellington Management had investment management authority with respect to approximately $834 billion in assets.

HFMC also provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of their respective Funds, and HFMC.  In consideration of services rendered and expenses assumed pursuant to this agreement, the Funds pay HFMC a fee calculated at the following annual rate based on its aggregate net assets shown below.

Emerging Markets Local Debt Fund, Emerging Markets Research Fund, Global All-Asset Fund, Global Alpha Fund, Global Real Asset Fund, Real Total Return Fund and Unconstrained Bond Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.025%
Next $5 billion	0.020%
Amount Over $10 billion	0.015%

Balanced Income Fund, High Yield Fund, International Growth Fund, International Capital Appreciation Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.020%
Next $5 billion	0.015%
Amount Over $10 billion	0.010%

Balanced Fund, Capital Appreciation Fund, Floating Rate Fund, Floating Rate High Income Fund, Global Research Fund, International Opportunities Fund, International Small Company Fund, International Value Fund and Municipal Opportunities Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.018%
Next $5 billion	0.014%
Amount Over $10 billion	0.010%

Disciplined Equity Fund, Global Growth Fund, Municipal Real Return Fund and SmallCap Growth Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.016%
Next $5 billion	0.013%
Amount Over $10 billion	0.010%

Dividend and Growth Fund, Duration-Hedged Strategic Income Fund, Global Capital Appreciation Fund, Healthcare Fund, Inflation Plus Fund, MidCap Value Fund, Quality Bond Fund, Small Company Fund, Small/Mid Cap Equity Fund, Value Fund and Value Opportunities Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.014%
Next $5 billion	0.012%
Amount Over $10 billion	0.010%

Moderate Allocation Fund, Checks and Balances Fund, Conservative Allocation Fund, Equity Income Fund, Growth Allocation Fund, Growth Fund, Growth Opportunities Fund, MidCap Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.012%
Amount Over $5 billion	0.010%

The following tables reflect the amounts paid for fund accounting services for the past three fiscal years.  Prior to January 1, 2013, fund accounting services were provided by HLIC.  Therefore, amounts paid prior to January 1, 2013, reflect amounts paid to HLIC.  Because the Duration-Hedged Strategic Income Fund and Real Total Return Fund commenced operations on November 29, 2013, no fund accounting service fees are shown for these Funds.

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2013	NET PAID
Moderate Allocation	$94,665	$—	$94,665
Balanced	$110,170	$—	$110,170
Balanced Income	$617,649	$—	$617,649
Capital Appreciation	$1,937,492	$—	$1,937,492
Checks and Balances	$211,765	$—	$211,765
Conservative Allocation	$31,068	$—	$31,068
Disciplined Equity	$17,825	$—	$17,825
Dividend and Growth	$945,606	$—	$945,606
Emerging Markets Local Debt	$41,974	$—	$41,974
Emerging Markets Research	$45,176	$—	$45,176
Equity Income	$285,107	$—	$285,107
Floating Rate	$1,277,476	$—	$1,277,476
Floating Rate High Income	$44,970	$—	$44,970
Global All-Asset	$163,979	$—	$163,979
Global Alpha Fund	$6,148	$—	$6,148
Global Capital Appreciation	$125,799	$—	$125,799
Global Growth	$31,740	$—	$31,740
Global Real Asset	$138,057	$—	$138,057
Global Research	$14,072	$—	$14,072
Growth Allocation	$106,026	$—	$106,026
Growth	$75,446	$—	$75,446
Growth Opportunities	$269,355	$—	$269,355
Healthcare	$74,372	$—	$74,372
High Yield	$107,750	$—	$107,750
Inflation Plus	$278,620	$—	$278,620
International Capital Appreciation	$5,546	$—	$5,546
International Growth	$23,777	$—	$23,777
International Opportunities	$218,240	$—	$218,240
International Small Company	$48,966	$—	$48,966
International Value	$4,092	$—	$4,092
MidCap	$398,140	$—	$398,140
MidCap Value	$52,655	$—	$52,655
Municipal Opportunities	$65,569	$—	$65,569
Municipal Real Return	$37,748	$—	$37,748
Quality Bond Fund	$3,239	$—	$3,239
Short Duration	$115,370	$—	$115,370
Small Company	$105,760	$—	$105,760
Small/Mid Cap Equity	$9,679	$—	$9,679
SmallCap Growth	$52,035	$—	$52,035
Strategic Income	$130,517	$—	$130,517
Target Retirement 2010	$5,621	$—	$5,621
Target Retirement 2015	$6,511	$—	$6,511
Target Retirement 2020	$19,808	$—	$19,808
Target Retirement 2025	$9,542	$—	$9,542
Target Retirement 2030	$22,217	$—	$22,217
Target Retirement 2035	$6,915	$—	$6,915
Target Retirement 2040	$8,755	$—	$8,755

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2013	NET PAID
Target Retirement 2045	$3,462	$—	$3,462
Target Retirement 2050	$4,043	$—	$4,043
Total Return Bond Fund	$348,109	$—	$348,109
Unconstrained Bond	$29,382	$—	$29,382
Value	$31,043	$—	$31,043
Value Opportunities	$18,225	$—	$18,225
World Bond	$302,033	$—	$302,033

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2012	NET PAID
Balanced	$107,019	$—	$107,019
Moderate Allocation	$99,553	$—	$99,553
Balanced Income	$263,858	$—	$263,858
Capital Appreciation	$2,054,102	$—	$2,054,102
Checks and Balances	$211,523	$—	$211,523
Conservative Allocation	$32,793	$—	$32,793
Disciplined Equity	$24,152	$—	$24,152
Dividend and Growth	$873,703	$—	$873,703
Emerging Markets Local Debt	$16,917	$—	$16,917
Emerging Markets Research	$16,991	$—	$16,991
Equity Income	$181,753	$—	$181,753
Floating Rate	$1,114,452	$—	$1,114,452
Floating Rate High Income	$11,641	$—	$11,641
Global All-Asset	$212,922	$—	$212,922
Global Capital Appreciation	$126,169	$—	$126,169
Global Growth	$34,332	$—	$34,332
Global Real Asset	$111,001	$—	$111,001
Global Research	$21,871	$—	$21,871
Growth	$86,425	$—	$86,425
Growth Allocation	$89,421	$—	$89,421
Growth Opportunities	$224,593	$—	$224,593
Healthcare	$56,049	$—	$56,049
High Yield	$99,433	$—	$99,433
Inflation Plus	$333,033	$—	$333,033
International Capital Appreciation	$4,557	$—	$4,557
International Growth	$24,605	$—	$24,605
International Opportunities	$115,359	$—	$115,359
International Small Company	$36,256	$—	$36,256
International Value	$17,570	$—	$17,570
MidCap	$377,362	$—	$377,362
MidCap Value	$45,012	$—	$45,012
Municipal Opportunities	$69,827	$—	$69,827
Municipal Real Return	$39,311	$—	$39,311
Short Duration	$132,972	$—	$132,972
Small Company	$96,871	$—	$96,871
Small/Mid Cap Equity	$16,527	$—	$16,527
SmallCap Growth	$47,538	$—	$47,538
Strategic Income	$119,836	$—	$119,836
Target Retirement 2010	$5,749	$—	$5,749
Target Retirement 2015	$5,833	$—	$5,833
Target Retirement 2020	$18,352	$—	$18,352
Target Retirement 2025	$7,555	$—	$7,555
Target Retirement 2030	$19,147	$—	$19,147
Target Retirement 2035	$5,094	$—	$5,094
Target Retirement 2040	$6,498	$—	$6,498
Target Retirement 2045	$2,458	$—	$2,458
Target Retirement 2050	$2,784	$—	$2,784
Total Return Bond Fund	$372,516	$—	$372,516
Unconstrained Bond	$42,121	$—	$42,121
Value	$63,410	$—	$63,410

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2012	NET PAID
Value Opportunities	$18,851	$—	$18,851
World Bond	$76,587	$—	$76,587

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2011	NET PAID
Balanced	$120,529	$—	$120,529
Moderate Allocation	$104,137	$—	$104,137
Balanced Income	$70,237	$—	$70,237
Capital Appreciation	$2,911,992	$—	$2,911,992
Checks and Balances	$236,671	$—	$236,671
Conservative Allocation	$32,200	$—	$32,200
Disciplined Equity	$24,298	$—	$24,298
Dividend and Growth	$953,997	$—	$953,997
Emerging Markets Local Debt	$2,945	$—	$2,945
Emerging Markets Research	$1,882	$—	$1,882
Equity Income	$147,398	$—	$147,398
Floating Rate	$1,134,857	$—	$1,134,857
Floating Rate High Income	$396	$—	$396
Fundamental Growth	$14,857	$—	$14,857
Global All-Asset	$174,075	$—	$174,075
Global Capital Appreciation	$156,939	$—	$156,939
Global Growth	$55,012	$—	$55,012
Global Real Asset	$81,385	$—	$81,385
Global Research	$18,780	$—	$18,780
Growth	$88,628	$—	$88,628
Growth Allocation	$85,508	$—	$85,508
Growth Opportunities	$233,377	$—	$233,377
Healthcare	$52,875	$—	$52,875
High Yield	$75,866	$—	$75,866
Inflation Plus	$388,365	$—	$388,365
International Capital Appreciation	$4,348	$—	$4,348
International Growth	$30,832	$—	$30,832
International Opportunities	$107,648	$—	$107,648
International Small Company	$35,665	$—	$35,665
International Value	$12,059	$—	$12,059
MidCap	$590,925	$—	$590,925
MidCap Value	$49,335	$—	$49,335
Municipal Opportunities	$64,293	$—	$64,293
Municipal Real Return	$30,513	$—	$30,513
Short Duration	$109,208	$—	$109,208
Small Company	$126,393	$—	$126,393
Small/Mid Cap Equity	$14,940	$—	$14,940
SmallCap Growth	$50,195	$—	$50,195
Strategic Income	$75,631	$—	$75,631
Target Retirement 2010	$4,678	$—	$4,678
Target Retirement 2015	$4,196	$—	$4,196
Target Retirement 2020	$14,159	$—	$14,159
Target Retirement 2025	$4,745	$—	$4,745
Target Retirement 2030	$14,305	$—	$14,305
Target Retirement 2035	$3,153	$—	$3,153
Target Retirement 2040	$3,737	$—	$3,737
Target Retirement 2045	$1,498	$—	$1,498
Target Retirement 2050	$1,706	$—	$1,706
Total Return Bond Fund	$354,270	$—	$354,270
Unconstrained Bond	$50,393	$—	$50,393
Value	$75,566	$—	$75,566
Value Opportunities	$21,548	$—	$21,548
World Bond	$3,007	$—	$3,007

PORTFOLIO MANAGERS

HFMC manages the Checks and Balances Fund.  The portfolio manager receives a salary and his compensation is not tied to the performance of the Fund.

OTHER ACCOUNTS SUB-ADVISED OR MANAGED BY HFMC PORTFOLIO MANAGER

The following table lists the number and types of other accounts managed by Vernon Meyer and assets under management in those accounts as of October 31, 2013:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	OTHER POOLED INVESTMENT VEHICLES	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)

Vernon Meyer	0	$0	0	$0	0	$0

CONFLICTS OF INTEREST

HFMC believes there are minimal conflicts of interest because of how the Fund is managed.

EQUITY SECURITIES BENEFICIALLY OWNED BY HFMC PORTFOLIO MANAGER

The dollar range of equity securities beneficially owned by Vernon Meyer in the Checks and Balances Fund for the fiscal year ended October 31, 2013 is below:

PORTFOLIO MANAGER	FUND MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED (in millions)
Vernon Meyer	Checks and Balances Fund	None

OTHER ACCOUNTS SUB-ADVISED OR MANAGED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS

The following table lists the number and types of other accounts sub-advised or managed by Wellington Management managers and assets under management in those accounts as of October 31, 2013:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	OTHER POOLED INVESTMENT VEHICLES		ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)

Mario E. Abularach	13	(a)	$7,096.2	2		$161.6	8	(1)	$1,145.5
Steven C. Angeli	12		$2,999.1	16	(2)	$1,309.6	25	(2)	$2,023.4
Michael Bacevich	0	(n)	$0	0		$0	0		$0
Matthew G. Baker	1		$4,313.1	7		$2,774.6	12	(3)	$3,746.7
Jean-Marc Berteaux	1	(b)	$226.0	2		$15.5	2		$266.7
Jay Bhutani	8	(4)	$1,106.4	13		$900.2	28	(4)	$818.5
John A. Boselli	1		$205.7	4		$126.6	0		$0
Edward P. Bousa	5	(6)	$60,368.0	11		$4,167.0	21	(6)	$6,448.0
Michael T. Carmen	15	(c)	$7,538.1	17	(7)	$1,793.1	14	(7)	$2,047.8
Frank D. Catrickes	4	(d)	$3,113.2	9	(8)	$580.8	3	(8)	$632.9
Mammen Chally	7	(e)	$2,240.9	3		$115.1	2		$298.9
Nicolas M. Choumenkovitch	8	(f)	$3,080.3	10		$1,448.1	21	(9)	$5,434.3
Wendy M. Cromwell	0	(t)	$0	7	(38)	$962.2	0		$0
Robert L. Deresiewicz	4		$90.5	15	(10)	$466.9	37	(10)	$810.5
Cheryl M. Duckworth	2	(g)(11)	$128.5	0		$0	0		$0
David J. Elliott	3	(w)	$652.1	8	(17)	$510.0	3		$824.7
Scott M. Elliott	0	(h)	$0	14	(5)	$14,300.0	1		$395.0
Robert L. Evans	5		$1,862.5	34	(30)	$17,280.1	76	(30)	$31,795.7
Ann C. Gallo	4		$109.8	30	(14)	$1,476.2	72	(14)	$1,679.9
Michael F. Garrett	12		$32,773.8	9	(40)	$2,223.5	17		$7,117.3
Brian M. Garvey	0	(h)	$0	15	(12)	$16,542.4	1	(12)	$395.0
Campe Goodman	11	(o)	$5,549.1	11		$1,771.3	53	(35)	$21,575.2
Stephen A. Gorman	2	(x)	$581.2	11	(15)	$1,424.8	0		$0
Karen H. Grimes	6	(i)	$6,219.0	3		$171.6	5		$345.9
Timothy D. Haney	0	(p)	$0	1		$26.3	114		$22,281.6
Lucius T. Hill, III	11	(q)	$18,993.4	10		$2,688.7	57	(16)	$41,639.4
Matthew D. Hudson	1		$220.2	3		$821.7	5	(18)	$571.2
Jean M. Hynes	5		$31,994.1	34	(19)	$1,737.5	72	(19)	$2,688.3
Christopher A. Jones	12		$1,815.4	13		$2,434.1	25	(36)	$3,237.1
John C. Keogh	7	(20)	$52,159.6	0		$0	1		$2.2
Donald . Kilbride	11	(21)	$26,117.4	6	(21)	$265.7	15	(21)	$1,542.3
Brad W. Libby	0	(r)	$0	1		$26.4	2		$203.2
Ian R. Link	5	(u)	$3,038.3	1		$169.1	1		$249.9
Daniel Maguire	2		$133.7	5		$112.7	3		$270.2
Mark D. Mandel	1		$78.0	0		$0	0		$0
Joseph F. Marvan	11	(s)	$5,372.0	10		$1,859.4	55	(37)	$21,599.4
Kirk J. Mayer	6	(22)	$115.2	25	(22)	$340.2	71	(22)	$1,496.2
Richard P. Meagher	0	(v)	$0	13	(39)	$1,775.4	2	(39)	$154.6
James N. Mordy	11	(k)(23)	$14,832.0	3		$618.1	7	(23)	$1,443.8
Stephen Mortimer	19	(a)	$9,146.0	3		$248.8	8	(1)	$1,145.5
Tieu-Bich Nguyen	0		$0	1		$142.8	1		$293.0
David W. Palmer	4	(l)(24)	$2,255.2	1		$38.5	0		$0
Saul J. Pannell	1	(d)	$2,801.2	2		$193.9	4	(25)	$679.3
Lindsay T. Politi	1	(y)	$585.4	6		$1,033.4	12		$4,990.2
W. Michael Reckmeyer, III	12	(z)(27)	$26,176.6	0		$0	5		$1,598.1
Jamie A. Rome	2		$172.6	3		$93.9	2		$51.8

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	OTHER POOLED INVESTMENT VEHICLES		ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)
Philip W. Ruedi	1		$1,521.9	6		$1,025.4	29	(33)	$3,312.4
James H. Shakin*	1	(j)	$16.1	3	(42)	$231.0	2	(42)	$1,164.3
Andrew J. Shilling	4	(28)	$2,714.8	7		$1,470.5	25	(28)	$4,617.1
Scott I. St. John	7		$15,539.6	12		$2,639.8	50	(26)	$20,577.3
Timothy E. Smith	7		$5,984.2	4		$2,007.4	29		$6,758.1
John Soukas	6		$3,739.1	41	(41)	$17,914.3	79	(41)	$32,201.1
Kent M. Stahl	6	(m)	$12,412.1	2		$619.5	1		$209.3
Tara Connolly Stilwell	8	(aa)	$3,167.5	10		$1,448.1	21	(29)	$5,434.3
Mark H. Sullivan	5		$1,862.5	33	(31)	$17,009.1	73	(31)	$31,169.3
Gregg R. Thomas	6	(bb)	$12,412.1	2		$619.5	0		$0
Simon H. Thomas	2	(13)	$267.5	10		$376.0	5		$285.6
James W. Valone	3		$327.4	27	(32)	$15,372.5	29	(32)	$14,982.0
Mark A. Whitaker	5		$1,912.3	6		$1,025.4	29	(34)	$3,312.4
Rick A. Wurster	3	(cc)	$682.8	10		$1,397.7	0		$0

(a) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Growth Opportunities Fund and Small Company Fund).  Assets under management in those Funds total approximately $2.6 billion and $857.3 million, respectively.

(b) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (International Capital Appreciation Fund and International Growth Fund).  Assets under management in those Funds total approximately $31.8 million and $123.7 million, respectively.

(c) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global Capital Appreciation Fund and Growth Opportunities Fund).  Assets under management in those Funds total approximately $991.8 million and $2.6 billion, respectively.

(d) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation Fund and Global Capital Appreciation Fund).  Assets under management in those Funds total approximately $11.9 billion and $991.8 million, respectively.

(e) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Disciplined Equity Fund, Small Company Fund and SmallCap Growth Fund).  Assets under management in those Funds total approximately $124.6 million, $857.3 million and $486.5 million, respectively.

(f) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global Capital Appreciation Fund and International Opportunities Fund).  Assets under management in those Funds total approximately $991.8 million and $1.5 billion, respectively.

(g) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global Research Fund and Emerging Markets Research Fund). Assets under management in those Funds total approximately $78.9 million and $255.2 million, respectively.

(h) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global All-Asset Fund and Global Real Asset Fund).  Assets under management in those Funds total approximately $605.5 million and $543.5 million, respectively.

(i) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Balanced Fund, Balanced Income Fund, Value Fund, and Equity Income Fund).  Assets under management in those Funds total approximately $658.2 million, $3.9 billion, $203.3 million and $3.1 billion, respectively.

(j) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (International Capital Appreciation Fund and International Value Fund).  Assets under management in those Funds total approximately $31.8 million and $31.6 million, respectively.

(k) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (MidCap Value Fund and Value Opportunities Fund).  Assets under management in those Funds total approximately $428.9 million and $152.8 million, respectively.

(l) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global Capital Appreciation Fund and Value Opportunities Fund).  Assets under management in those Funds total approximately $991.8 million and $152.8 million, respectively.

(m) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation Fund, Global Capital Appreciation Fund, and International Capital Appreciation Fund).  Assets under management in those Funds total approximately $11.9 billion, $991.8 million and $31.8 million, respectively.

(n) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Floating Rate Fund and Floating Rate High Income Fund). Assets under management in those Funds total approximately $7.2 billion and $391.0 million, respectively.

(o) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Duration-Hedged Strategic Income Fund, Strategic Income Fund, Total Return Bond Fund, and Unconstrained Bond Fund). Assets under management in those Funds total approximately $0, $565.7 million, $1.6 billion, and $127.1 million, respectively.

(p) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Municipal Opportunities Fund and Municipal Real Return Fund). Assets under management in those Funds total approximately $303.8 million and $199.5 million, respectively.

(q) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Balanced Income Fund, Duration-Hedged Strategic Income Fund, Strategic Income Fund, Total Return Bond Fund, and Unconstrained Bond Fund). Assets under management in those Funds total approximately $3.9 billion, $0, $565.7 million, $1.6 billion, and $127.1 million, respectively.

(r) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Municipal Opportunities Fund and Municipal Real Return Fund). Assets under management in those Funds total approximately $303.8 and $199.5, respectively.

(s) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Duration-Hedged Strategic Income Fund, Strategic Income Fund, Total Return Bond Fund, and Unconstrained Bond Fund). Assets under management in those Funds total approximately $0, $565.7  million, $1.6 billion, and $127.1 million, respectively.

(t) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Moderate Allocation Fund, Conservative Allocation Fund, and Growth Allocation Fund). Assets under management in those Funds total approximately $785.3 million, $235.3 million and $935.2 million, respectively.

(u) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Balanced Income Fund, Equity Income Fund, and Value Fund). Assets under management in those Funds total approximately $3.9 billion, $3.1 billion and $203.3 million, respectively.

(v) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Moderate Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund). Assets under management in those Funds total approximately $785.3 million, $235.3 million and $935.2 million, respectively.

(w) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (SmallCap Growth Fund and Small/Mid Cap Equity Fund). Assets under management in those Funds total approximately $486.5 million and $69.2 million, respectively.

(x) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global All Asset Fund, Real Total Return Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund). Assets under management in those Funds total approximately $605.5 million, $0, $42.6 million, $52.7 million, $165.1 million, $84.0 million, $195.0 million, $64.8 million, $78.3 million, $32.8 million, and $37.7 million, respectively.

(y) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global Real Asset Fund, Inflation Plus Fund and Municipal Real Return Fund). Assets under management in those Funds total approximately $543.5 million, $1.4 billion, and $199.5 million, respectively.

(z) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Balanced Income Fund, Equity Income Fund and Value Fund). Assets under management in those Funds total approximately $3.9 billion, $3.1 billion, and $203.3 million, respectively.

(aa) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (International Capital Appreciation Fund and International Opportunities Fund).  Assets under management in those Funds total approximately $31.8 million and $1.5 billion, respectively.

(bb) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation Fund, Global Capital Appreciation Fund and International Capital Appreciation Fund). Assets under management in those Funds total approximately $11.9 billion, $991.8 million, and $31.8, respectively.

(cc) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Real Total Return Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, and Target Retirement 2050 Fund). Assets under management in those Funds total approximately $0, $42.6 million, $52.7 million, $165.1 million, $84.0 million, $195.0 million, $64.8 million, $78.3 million, $32.8 million, and $37.7 million, respectively.

(1) The advisory fee for one of these other accounts is based upon performance.  Assets under management in that other account total approximately $242.5 million.

(2) The advisory fee for four of these other pooled investment vehicles and three of these other accounts is based upon performance.  Assets under management in those other pooled investment vehicles and those other accounts total approximately $480.5 million and $711.3 million, respectively.

(3) The advisory fee for one of these other accounts is based upon performance.  Assets under management in that other account totals approximately $466.3million.

(4) The advisory fee for one of these registered investment company accounts and nine of these other accounts is based upon performance.  Assets under management in that registered investment company account and those other accounts total approximately $5.9 million and $240.0 million, respectively.

(5) The advisory fee for eight of these other pooled investment vehicles is based upon performance.  Assets under management in those other pooled investment vehicles total approximately $10.7 billion.

(6) The advisory fee for two of these registered investment company accounts and two of these other accounts is based upon performance.  Assets under management in those registered investment company accounts and other accounts total approximately $52.2 billion and $1.2 billion, respectively.

(7) The advisory fee for four of these other pooled investment vehicles and one of these other accounts is based upon performance.  Assets under management in those other pooled investment vehicles and the other account total approximately $344.6 million and $424.8 million, respectively.

(8) The advisory fee for two of these other pooled investment vehicles and one of these other accounts is based upon performance.  Assets under management in those other pooled investment vehicles and the other account total approximately $163.6 million and $453.4 million respectively.

(9) The advisory fee for two of these other accounts is based upon performance.  Assets under management in those other accounts total approximately $1.1 billion.

(10) The advisory fee for three of these other pooled investment vehicles and two of these other accounts is based upon performance.  Assets under management in those pooled investment vehicles and other accounts total approximately $204.5 million and $465.5 million, respectively.

(11) The advisory fee for one of these registered investment companies is based upon performance.  Assets under management in that registered investment company totaled approximately $50.6 million.

(12) The advisory fees for nine of these other pooled investment vehicles is based upon performance.  Assets under management in those other pooled investment vehicles total approximately $12.9 billion.

(13) The advisory fees for one registered investment company account is based upon performance.  Assets under management in that registered investment company account total approximately $142.1 million.

(14) The advisory fees for four of these other pooled investment vehicles and twelve of these other accounts is based upon performance.  Assets under management in those pooled investment vehicles and other accounts total approximately $703.7 million and $612.7 million, respectively.

(15) The advisory fee for one of these other pooled investment vehicles is based upon performance.  Assets under management in that other pooled investment vehicle total approximately $27.2 million.

(16) The advisory fee for one of these other accounts is based upon performance. Assets under management in that other account total approximately $441.4 million.

(17) The advisory fee for two of these other pooled investment vehicles is based upon performance.  Assets under management in those other pooled investment vehicles total approximately $101.2 million.

(18) The advisory fee for one of these other accounts is based upon performance.  Assets under management in that other account total approximately $237.7 million.

(19) The advisory fee for six of these other pooled investment vehicles and twelve of these other accounts is based upon performance.  Assets under management in those other pooled investment vehicles and other accounts total approximately $824.2 million and $1.3 billion, respectively.

(20) The advisory fee for three of these registered investment company accounts is based upon performance.  Assets under management in those registered investment company accounts total approximately $48.9 billion.

(21) The advisory fee for one of these registered investment company accounts, one of these other pooled investment vehicles and one of these other accounts is based upon performance.  Assets under management in that registered investment company account, that other pooled investment vehicle and that other account total approximately $18.3 billion, $2.6 million and $10.8 million, respectively.

(22) The advisory fee for one of these registered investment company accounts, one of these other pooled investment vehicles and twelve of these other accounts is based upon performance.  Assets under management in that registered investment company account, that other pooled investment vehicle and those other accounts total approximately $0.7 million, $88.4 million and $665.7 million, respectively.

(23) The advisory fee for two of these registered investment company accounts and one of these other accounts is based upon performance.  Assets under management in those registered investment company accounts and that other account total approximately $12.0 billion and $34.6 million, respectively.

(24) The advisory fee for one of these registered investment company accounts is based upon performance.  Assets under management in that registered investment company account total approximately $673.6 million.

(25) The advisory fee for one of these other accounts is based upon performance.  Assets under management in that other account total approximately $453.4 million.

(26) The advisory fee for one of these other accounts is based upon performance.  Assets under management in that other account total approximately $292.5 million.

(27) The advisory fee for three of these registered investment company accounts is based upon performance.  Assets under management in those registered investment company accounts total approximately $23.3 billion.

(28) The advisory fee for two of these registered investment company accounts and one of these other accounts is based upon performance.  Assets under management in those registered investment company accounts and that other account total approximately $2.0 billion and $235.1 million, respectively.

(29) The advisory fee for two of these other accounts is based upon performance. Assets under management in those other accounts total approximately $1.1 billion.

(30) The advisory fee for eight of these other pooled investment vehicles and seven of these other accounts is based upon performance.  Assets under management in those other pooled investment vehicles and other accounts total approximately $8.2 billion and $3.1 billion, respectively.

(31) The advisory fee for eight of these other pooled investment vehicles and seven of these other accounts is based upon performance.  Assets under management in those other pooled investment vehicles and other accounts total approximately $8.0 billion and $3.1 billion, respectively.

(32) The advisory fee for three of these other pooled investment vehicles and five of these other accounts is based upon performance.  Assets under management in those other pooled investment vehicles and that other account total approximately $1.4 billion and $501.4 million, respectively.

(33) The advisory fee for one of these other accounts is based upon performance. Assets under management in that other account total approximately $33.7 million.

(34) The advisory fee for one of these other accounts is based upon performance. Assets under management in that other account total approximately $33.7 million.

(35) The advisory fee for one of these other accounts is based upon performance. Assets under management in that other account total approximately $441.4 million.

(36) The advisory fee for three of these other accounts is based upon performance. Assets under management in those other accounts total approximately $318.8 million.

(37) The advisory fee for one of these other accounts is based upon performance. Assets under management in that other account total approximately $441.4 million.

(38) The advisory fee for five of these other other pooled investment vehicles is based upon performance. Assets under management in those other pooled investment vehicles total approximately $839.3 million.

(39) The advisory fee for eight of these other other pooled investment vehicles and one of these other accounts is based upon performance. Assets under management in those other other pooled investment vehicles and that other account total approximately $1.3 billion and $154.6 million, respectively.

(40) The advisory fee for one of these other other pooled investment vehicles is based upon performance. Assets under management in that other pooled investment vehicle total approximately $0.003 million.

(41) The advisory fee for twelve of these other pooled investment vehicles and thirteen of these other accounts is based upon performance.  Assets under management in those other pooled investment vehicles and other accounts total approximately $9.2 billion and $4.6 billion, respectively.

(42) The advisory fee for one of these other pooled investment vehicles and one of these other accounts is based upon performance.  Assets under management in that other pooled investment vehicle and that other account total approximately $170.8 million and $330.8 million, respectively.

CONFLICTS OF INTEREST BETWEEN THE FUNDS SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS AND OTHER ACCOUNTS

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time.  In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. The Investment Professionals may also manage accounts which pay performance allocations to Wellington Management or its affiliates (as indicated in the notes to the chart above entitled “Other Accounts Sub-Advised or Managed by Wellington Management Portfolio Managers). Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals.

Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS

Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and HFMC on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended October 31, 2013.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals’) includes a base salary and incentive components.  The base salary for each Investment Professional who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. The base salaries for the other Investment Professionals are determined by the Investment Professionals’ experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm.  Each Investment Professional managing a Hartford Fund, with the exception of Wendy Cromwell, Cheryl Duckworth, Mark Mandel, Richard Meagher, Kent Stahl and Gregg Thomas, is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Most Investment Professionals’ incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. The incentive paid to Scott I. St. John and Lucius T. Hill, which has no performance-related component, is based on the revenues earned by Wellington Management.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.  The following individuals are partners of the firm as of December 31, 2013:

Steven C. Angeli

Mario E. Abularach

Matthew G. Baker

Jean-Marc Berteaux

John A. Boselli

Edward P. Bousa

Michael T. Carmen

Frank D. Catrickes

Nicolas M. Choumenkovitch

Wendy M. Cromwell

Robert L. Deresiewicz

Cheryl M. Duckworth

Scott M. Elliott

Robert L. Evans

Ann C. Gallo

Michael Garrett

Campe Goodman

Karen H. Grimes

Timothy D. Haney

Lucius T. Hill

Jean M. Hynes

Christopher A. Jones

John C. Keogh

Donald J. Kilbride

Ian R. Link

Mark D. Mandel

Joseph F. Marvan

Kirk J. Mayer

James N. Mordy

Stephen Mortimer

Tieu-Bich Nguyen

David Palmer

Saul J. Pannell

W. Michael Reckmeyer, III

Philip W. Ruedi

Jamie A. Rome

James H. Shakin

Andrew J. Shilling

Timothy E. Smith

John Soukas

Scott I. St. John

Kent M. Stahl

Mark H. Sullivan

Gregg R. Thomas

Simon H. Thomas

James W. Valone

Wellington Management’s incentive payments to the following Investment Professionals are based on comparisons of each Investment Professional’s performance relative to the following benchmark and/or relevant peer group which are utilized to measure both one and three year performance, except where noted:

FUND*	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
Balanced Fund	S&P 500 Index (Grimes) Lipper Large Cap Core (Grimes) Barclays U.S. Government/Credit Index (Keogh)
Balanced Income Fund	Russell 1000 Value Index (Reckmeyer, Grimes and Link) Lipper Equity Income (Reckmeyer, Grimes and Link)
Capital Appreciation Fund	Russell 3000 Index (Pannell and Catrickes) Lipper Multicap Core (Pannell)
Disciplined Equity Fund	S&P 500 Index
Dividend and Growth Fund	S&P 500 Index Lipper Equity Income
Duration-Hedged Strategic Income Fund	None
Emerging Markets Local Debt Fund

70% - JP Morgan Government Bond Index - Emerging Markets Global Diversified; 30% - JP Morgan Corporate Emerging Market Bond Index-Broad Diversified; 30% - JP Morgan Government Bond Index — Emerging Markets Global Diversified Currency Return

Emerging Markets Research Fund (4)	MSCI Emerging Markets Index Lipper Emerging Markets
Equity Income Fund	Russell 1000 Value Index Lipper Equity Income
Floating Rate Fund	Credit Suisse Leveraged Loan Index and Lipper Loan Participation Funds
Floating Rate High Income Fund	Credit Suisse Leveraged Loan Index and Lipper Loan Participation Funds
Global All-Asset Fund	60% - MSCI AC World Index; 40% — Barclays U.S. Aggregate Bond
Global Alpha Fund	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Global Capital Appreciation Fund (2)	MSCI All Country World Index (Carmen, Catrickes, Choumenkovitch, Palmer and Pannell) Lipper Multi-Cap Core (All, except Stahl and Thomas)
Global Growth Fund	MSCI World Growth Index Lipper Global Large Cap Growth
Global Real Asset Fund (6)

55% - MSCI AC World Sector indices: (33%) Energy, (16.5%) Metals & Mining, (5.5%) Agricultural/Chemicals and Forest, Paper and Products); 35% - Barclays US TIPS 1 -10 year; 10% — GSCI Commodity Equal Sector Weight (Elliott and Garvey)

MSCI AC World Energy Index (Bhutani)

TIPS 1-10 Years (Politi)

Growth Fund	Russell 1000 Growth Index Lipper Large Cap Growth
Growth Opportunities Fund	Russell 3000 Growth Index Lipper Multicap Growth
Healthcare Fund (5)	S&P North American Health Care Sector Index Lipper Global Health/ Biotechnology
High Yield Fund	Barclays High Yield Corporate Lipper High Current Yield
Inflation Plus Fund	US TIPS Index Lipper TIPS
International Capital Appreciation Fund (3)	MSCI AC World ex USA Growth Index (Berteaux) MSCI All Country World ex US (Stilwell) MSCI EAFE (Shakin) Lipper International Multi Cap Core (All, except Stahl and Thomas)
International Growth Fund	MSCI EAFE Growth Index MSCI ACWI ex US Growth Index (Berteaux)
International Opportunities Fund	MSCI AC World ex US Index Lipper International Large Cap Core
International Small Company Fund	S&P Developed EPAC Small Cap
International Value Fund	MSCI EAFE Value Index
MidCap Fund	S&P MidCap 400 Index Lipper MidCap Core

FUND*	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
MidCap Value Fund	Russell 2500 Value Index Lipper Mid Cap Value
Municipal Opportunities Fund	Barclays 1-15 Year Municipal Bond (80%)/Barclays HY Municipal (20%) blend Lipper General Muni Debt
Municipal Real Return Fund	Barclays 1-15 Year Blend Municipal (1-17 Maturity) Index (100%) and Barclays Inflation Swap 5 Year Zero Coupon USD (75%)
Quality Bond Fund	Barclays U.S. Aggregate Bond Index (50%) and the Barclays U.S. MBS Fixed Rate Index (50%)
Real Total Return Fund	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Short Duration Fund	Barclays 1-3 Year Government/Credit Index (50%), Barclays 1-5 Year Credit Index (35%) and Credit Suisse Leveraged Loan Index (15%) Lipper Short Investment Grade
Small Company Fund	Russell 2000 Growth Index (Angeli, Mortimer, Abularach, and Chally) Russell 2000 Index (Rome) Lipper Small Cap Growth (Angeli, Mortimer and Abularach)
Small/Mid Cap Equity Fund	Russell 2500 Index
SmallCap Growth Fund	Russell 2000 Growth Index
Strategic Income Fund	Barclays Global Treasury 1-10 (unhedged) (33.33%)/Barclays EM USD Sovereign BBB+ and lower (33.33%)/Barclays High Yield 2% Issuer Capped (33.33%)
Total Return Bond Fund	Barclays US Aggregate Index (50%) and Lipper Core Bond Index (50%)
Unconstrained Bond Fund	80% Barclays US Aggregate Bond Index, 20% Lipper Alternative Credit Focus Index
Value Fund	Russell 1000 Value Index Lipper Large Cap Value
Value Opportunities Fund	Russell 3000 Value Index Lipper Multicap Value
World Bond Fund	50% - Barclays Global Aggregate Index Non-JPY and 50% - Citigroup World Government Bond Index Non-JPY in USD

*      The Investment Professionals for Hartford Moderate Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, and The Hartford Target Retirement Funds are not eligible to receive an incentive payment.

(1)         For Funds with multiple benchmarks/peer groups, allocations are weighted equally, unless otherwise noted.

(2)         Prior to July 1, 2011, the benchmark for Choumenkovitch was the MSCI World Index and prior to March 1, 2010, the benchmark for Pannell was the Russell 3000 Index. The benchmark/peer groups were weighted 80%/20%, respectively, through December 31, 2009. As of January 1, 2010, the benchmark/peer groups are weighted 90%/10%, respectively.

(3)         The benchmark/peer group are weighted 90%/10%, respectively.

(4)         The benchmark/peer group are weighted 90%/10%, respectively.

(5)   Prior to January 1, 2010, the peer group was the Lipper Health/Biotechnology.

(6)         Prior to September 24, 2012, the benchmark for Bhutani was MSCI AC World Sector indices: (60% - Energy, 30% - Metals & Mining, 10% Agriculture/Chemicals and Forest, Paper and Products)

EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS

The dollar ranges of equity securities beneficially owned by Wellington Management managers in the Funds they sub-advise are as follows for the fiscal year ended October 31, 2013:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Mario E. Abularach	Growth Opportunities Fund Small Company Fund	None None
Steven C. Angeli	Small Company Fund	None
Michael Bacevich	Floating Rate Fund Floating Rate High Income Fund	$100,001-$500,000 $100,001-$500,000
Mathew Baker	Dividend and Growth Fund	None
Jean-Marc Berteaux	International Capital Appreciation Fund	None

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
	International Growth Fund	None
Jay Bhutani	Global Real Asset Fund	None
John A. Boselli	Global Growth Fund International Growth Fund	$50,001- $100,000 $50,001- $100,000
Edward P. Bousa	Dividend and Growth Fund	None
Michael T. Carmen	Global Capital Appreciation Fund Growth Opportunities Fund	None $500,001-$1,000,000
Frank D. Catrickes	Capital Appreciation Fund Global Capital Appreciation Fund	$100,001-$500,000 $100,001-$500,000
Mammen Chally	Disciplined Equity Fund Small Company Fund SmallCap Growth Fund	$500,001-$1,000,000 None $100,001-$500,000
Nicolas M. Choumenkovitch	Global Capital Appreciation Fund International Opportunities Fund	None $50,001- $100,000
Wendy M. Cromwell	Moderate Allocation Fund Conservative Allocation Fund Growth Allocation Fund	None None None
Robert L. Deresiewicz	Healthcare Fund	$10,001-$50,000
Cheryl M. Duckworth	Emerging Markets Research Fund Global Research Fund	$50,001- $100,000 $50,001- $100,000
David J. Elliott	SmallCap Growth Fund Small/Mid Cap Equity Fund	None None
Scott M. Elliott	Global All-Asset Fund Global Real Asset Fund	None None
Robert L. Evans	Global Alpha Fund World Bond Fund	None None
Ann C. Gallo	Healthcare Fund	$50,001- $100,000
Michael F. Garrett	Quality Bond Fund	None
Brian M. Garvey	Global All-Asset Fund Global Real Asset Fund	None None
Campe Goodman	Duration-Hedged Strategic Income Fund Strategic Income Fund Total Return Bond Fund Unconstrained Bond Fund	None $50,001- $100,000 $10,001-$50,000 $50,001- $100,000
Stephen A. Gorman

Global All-Asset Fund

Real Total Return Fund

Target Retirement 2010 Fund

Target Retirement 2015 Fund

Target Retirement 2020 Fund

Target Retirement 2025 Fund

Target Retirement 2030 Fund

Target Retirement 2035 Fund

Target Retirement 2040 Fund

Target Retirement 2045 Fund

Target Retirement 2050 Fund

None None None None None None None None None None None
Karen H. Grimes	Balanced Fund Balanced Income Fund Equity Income Fund Value Fund	None None None $100,001-$500,000
Timothy D. Haney	Municipal Opportunities Fund Municipal Real Return Fund	$10,001-$50,000 $10,001-$50,000
Lucius T. Hill, III	Balanced Income Fund Duration-Hedged Strategic Income Fund Strategic Income Fund Total Return Bond Fund Unconstrained Bond Fund	$500,001-$1,000,000 None None None None
Matthew D. Hudson	Global Growth Fund	$500,001-$1,000,000

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Jean M. Hynes	Healthcare Fund	$100,001-$500,000
Christopher A. Jones	High Yield Fund	$100,001-$500,000
John C. Keogh	Balanced Fund	$10,001-$50,000
Donald J. Kilbride	Dividend and Growth Fund	None
Brad W. Libby	Municipal Opportunities Fund Municipal Real Return Fund	$1-$10,000 $1-$10,000
Ian R. Link	Balanced Income Fund Equity Income Fund Value Fund	None None None
Daniel Maguire	International Small Company Fund	None
Mark D. Mandel	Global Research Fund	Over $1,000,000
Joseph F. Marvan	Duration-Hedged Strategic Income Fund Strategic Income Fund Total Return Bond Fund Unconstrained Bond Fund	None None $100,001-$500,000 None
Kirk J. Mayer	Healthcare Fund	$50,001- $100,000
Richard P. Meagher	Moderate Allocation Fund Conservative Allocation Fund Growth Allocation Fund
James N. Mordy	MidCap Value Fund Value Opportunities Fund	Over $1,000,000 $10,001-$50,000
Stephen Mortimer	Growth Opportunities Fund Small Company Fund	$100,001-$500,000 None
Tieu-Bich Nguyen	Emerging Markets Local Debt Fund	None
David W. Palmer	Global Capital Appreciation Fund Value Opportunities Fund	$10,001-$50,000 $100,001-$500,000
Saul J. Pannell	Capital Appreciation Fund Global Capital Appreciation Fund	$100,001-$500,000 $500,001-$1,000,000
Lindsay T. Politi	Global Real Asset Fund Inflation Plus Fund Municipal Real Return Fund	None None None
W. Michael Reckmeyer, III	Balanced Income Fund Equity Income Fund Value Fund	$100,001-$500,000 $100,001-$500,000 None
Jamie A. Rome	Small Company Fund	$10,001-$50,000
Philip W. Ruedi	MidCap Fund	$100,001-$500,000
James H. Shakin	International Capital Appreciation Fund International Value Fund	None None
Andrew J. Shilling	Growth Fund	$100,001-$500,000
Scott I. St. John	Balanced Income Fund	None
Timothy E. Smith	Short Duration Fund	None
John Soukas	Global Alpha	None
Kent M. Stahl	Capital Appreciation Fund Global Capital Appreciation Fund International Capital Appreciation Fund	$100,001-$500,000 None None
Tara Connolly Stilwell	International Opportunities Fund International Capital Appreciation Fund	$10,001-$50,000 None
Mark H. Sullivan	Global Alpha Fund World Bond Fund	$100,001-$500,000 $100,001-$500,000
Gregg R. Thomas	Capital Appreciation Fund Global Capital Appreciation Fund International Capital Appreciation Fund	$50,001- $100,000 $10,001-$50,000 $10,001-$50,000
Simon H. Thomas	International Small Company Fund	$100,001-$500,000
James W. Valone	Emerging Markets Local Debt Fund	$100,001-$500,000
Mark A. Whitaker	MidCap Fund
Rick A. Wurster	Real Total Return Fund Target Retirement 2010 Fund	None None

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED

Target Retirement 2015 Fund

Target Retirement 2020 Fund

Target Retirement 2025 Fund

Target Retirement 2030 Fund

Target Retirement 2035 Fund

Target Retirement 2040 Fund

Target Retirement 2045 Fund

Target Retirement 2050 Fund

None None None None None None None None

In addition to the portfolio managers listed above for the Capital Appreciation Fund, the Global Capital Appreciation Fund and the International Capital Appreciation Fund, the following portfolio managers also serve as portfolio managers for the Funds listed below.

Capital Appreciation

Additional Portfolio Managers	Compensation Benchmarks
David Palmer	Russell 3000 Value
Michael Carmen	Russell 3000 Growth
Nicolas Choumenkovitch	MSCI ACWI
Peter Higgins	Russell 3000
Don Kilbride	Russell 1000
Frank Boggan	Russell 3000
Michael Reckmeyer	Russell 1000 Value

Global Capital Appreciation

Additional Portfolio Managers	Compensation Benchmarks
Peter Higgins	MSCI All Country World
Don Kilbride	MSCI World
Jack Ryan	MSCI World
Greg Pool	MSCI World

International Capital Appreciation

Additional Portfolio Managers	Compensation Benchmarks
Dirk Enderlein	MSCI Europe
Jun Oh	MSCI AC Asia
Jaime Rice	MSCI EM Latin America
Braxton Zink	MSCI AC Asia Pacific ex Japan SMID

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Companies have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities or, in the case of the funds of funds and the Duration-Hedged Strategic Income Fund, transactions in shares of the Underlying Funds.  Each fund of funds and the Duration-Hedged Strategic Income Fund will not incur any commissions or sales charges when investing in Underlying Funds.

Subject to any policy established by each Company’s Board of Directors and HFMC, the sub-adviser is primarily responsible for the investment decisions of each applicable Fund (other than Checks and Balances Fund) and the placing of its portfolio transactions.  In placing brokerage orders, it is the policy of each Fund (or in the case of a fund of funds and the Duration-Hedged Strategic Income Fund, with respect to purchases of investments other than the Underlying Funds) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution.  While the sub-adviser generally seeks reasonably competitive spreads or commissions, the Funds (or in the case of a fund of funds and the Duration-Hedged Strategic Income Fund, with respect to purchases of investments other than the Underlying Funds) do not necessarily pay the lowest possible spread or commission.  HFMC may instruct the sub-adviser to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Funds.

The sub-adviser generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market.  Such dealers usually act as principals for their own account.  On occasion, securities may be purchased directly from the issuer.  In addition, the sub-adviser may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions.  Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

While the sub-adviser seeks to obtain the most favorable net results in effecting transactions in a Fund’s (other than a Fund that is a fund of funds and the Duration-Hedged Strategic Income Fund) portfolio securities, broker-dealers who provide investment research to the sub-adviser may receive orders for transactions from the sub-adviser.  Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market.  To the extent consistent with Section 28(e) of the 1934 Act, the sub-adviser may cause a Fund (or in the case of a fund of funds and the Duration-Hedged Strategic Income Fund, an Underlying Fund) to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to the sub-adviser an amount in respect of securities transactions for the Fund (other than a Fund that is a fund of funds and the Duration-Hedged Strategic Income Fund) in excess of the amount that another broker-dealer would have charged in respect of that transaction.  Information so received is in addition to and not in lieu of the services required that the sub-adviser must perform under the applicable investment sub-advisory agreement.  In circumstances where two or more broker-dealers are equally capable of providing best execution, the sub-adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the sub-adviser in its sole discretion.  The management fees paid by the Funds are not reduced because the sub-adviser, or its affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash.  Some of these services are of value to the sub-adviser, or its affiliates, in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds.

To the extent that accounts managed by the sub-adviser are simultaneously engaged in the purchase of the same security as a Fund, then, as authorized by the applicable Company’s Board of Directors, available securities may be allocated to the Fund (other than a Fund that is a fund of funds and the Duration-Hedged Strategic Income Fund) and another client account and may be averaged as to price in a manner determined by the sub-adviser to be fair and equitable.  Such allocation and pricing may affect the amount of brokerage commissions paid by such Funds.  In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue).

Accounts managed by the sub-adviser (or its affiliates) may hold securities held by a Fund.  Because of different investment objectives or other factors, a particular security may be purchased by the sub-adviser for one client when one or more other clients are selling the same security.

For the fiscal years ended October 31, 2013, October 31, 2012 and October 31, 2011, the Funds paid the following brokerage commissions:

FUND NAME	2013	2012		2011
Moderate Allocation Fund	$—	$21,204		$16,347
Balanced Fund	$89,437	$648,491		$435,965
Balanced Income Fund	$507,877	$356,093		$89,579
Capital Appreciation Fund	$25,686,433	$23,579,966		$30,455,542
Conservative Allocation Fund	$—	$8,077		$4,350
Disciplined Equity Fund	$38,339	$97,002		$98,939
Dividend and Growth Fund	$3,680,146	$2,517,271		$3,323,524
Emerging Markets Local Debt	$—	$0		$0	(1)
Emerging Markets Research	$636,400	$330,898		$28,430	(1)
Equity Income Fund	$716,136	$561,998		$322,622
Floating Rate Fund	$98,909	$5		$1
Floating Rate High Income Fund	$6,537	$0		$0	(2)
Global All-Asset Fund	$334,241	$571,192		$525,145
Global Alpha Fund	$26,370	$0	(3)	$0	(3)
Global Capital Appreciation Fund	$2,304,001	$2,500,101		$3,243,320
Global Growth Fund	$259,573	$362,736		$506,083
Global Real Asset Fund	$608,520	$396,143		$438,432
Global Research Fund	$121,336	$218,173		$191,673
Growth Allocation Fund	$3,277	$15,500		$13,345
Growth Fund	$306,673	$413,970		$495,243
Growth Opportunities Fund	$4,369,099	$3,511,444		$3,691,394
Healthcare Fund	$403,173	$356,846		$400,268
High Yield Fund	$—	$10,848		$2,510
Inflation Plus Fund	$13,646	$380,423		$1,914,196
International Capital Appreciation Fund	$45,825	$40,216		$40,462
International Growth Fund	$191,433	$240,945		$284,383
International Opportunities Fund	$2,909,175	$1,597,651		$1,547,374
International Small Company Fund	$389,478	$234,090		$307,190
International Value Fund	$56,190	$204,836		$142,244
MidCap Fund	$1,987,624	$3,313,781		$5,607,743
MidCap Value Fund	$450,355	$463,862		$417,359
Municipal Opportunities	$755	$0		$0
Quality Bond Fund	$0	$0	(4)	$0	(4)
Short Duration Fund	$6,194	$1,671		$28
Small Company Fund	$1,634,749	$2,092,737		$1,975,449
Small/Mid Cap Equity Fund	$109,809	$219,488		$310,406
SmallCap Growth	$449,413	$418,600		$378,767
Strategic Income Fund	$193,971	$56,376		$33,251
Target Retirement 2010 Fund	$—	$1,053		$1,084
Target Retirement 2015 Fund	$—	$904		$712
Target Retirement 2020 Fund	$—	$3,021		$2,107
Target Retirement 2025 Fund	$—	$3,063		$848
Target Retirement 2030 Fund	$—	$5,438		$3,124
Target Retirement 2035 Fund	$—	$1,787		$605
Target Retirement 2040 Fund	$—	$2,783		$671
Target Retirement 2045 Fund	$—	$975		$249
Target Retirement 2050 Fund	$—	$1,147		$325
Total Return Bond Fund	$138,895	$115,003		$268,963
Unconstrained Bond Fund	$46,963	$21,079		$19,553
Value Fund	$97,400	$244,498		$204,167
Value Opportunities	$178,824	$172,840		$234,831
World Bond	$468,390	$104,974		$6,422	(2)

(1)  Fund commenced operations on May 31, 2011.

(2)  Fund commenced operations on September 30, 2011.

(3)  Fund commenced operations on December 14, 2012.

(4) Fund commenced operations on November 30, 2012

Because the Duration-Hedged Strategic Income Fund and the Real Total Return Fund commenced operations on November 29, 2013, no brokerage commissions are shown for these Funds.

Checks and Balances Fund and Municipal Real Return Fund did not pay brokerage commissions during the last three fiscal years.

In general, changes in the amount of brokerage commissions paid by a Fund are due primarily to that Fund’s asset growth, cash flows and changes in portfolio turnover.

The following table shows the dollar amount of brokerage commissions paid to firms selected in recognition of research services and the approximate dollar amount of the transactions involved for the fiscal year ended October 31, 2013.

FUND NAME	COMMISSIONS PAID TO FIRMS SELECTED IN RECOGNITION OF RESEARCH SERVICES	TOTAL AMOUNT OF TRANSACTIONS TO FIRMS SELECTED IN RECOGNITION OF RESEARCH SERVICES
Moderate Allocation Fund*	$0	$0
Balanced Fund*	$6,082	$11,951,909
Balanced Income Fund*	$34,673	$80,762,477
Capital Appreciation Fund*	$1,298,241	$1,371,554,788
Conservative Allocation Fund*	$0	$0
Disciplined Equity Fund*	$2,167	$4,645,237
Dividend and Growth Fund*	$204,943	$289,141,387
Emerging Markets Local Debt*	$0	$0
Emerging Markets Research	$41,652	$44,341,127
Equity Income Fund*	$53,989	$117,734,561
Floating Rate Fund*	$18,015	$21,075,219
Floating Rate High Income Fund*	$911	$1,743,443
Global All-Asset Fund*	$19,256	$33,544,029
Global Alpha Fund*	$0	$0
Global Capital Appreciation Fund*	$127,991	$158,770,145
Global Growth Fund*	$13,164	$21,435,757
Global Real Asset*	$53,510	$98,712,348
Global Research Fund*	$9,157	$15,726,864
Growth Allocation Fund*	$97	$342,556
Growth Fund*	$23,303	$79,176,889
Growth Opportunities Fund*	$246,741	$338,558,217
Healthcare Fund*	$22,451	$25,175,899
High Yield Fund*	$0	$0
Inflation Plus Fund*	$0	$0
International Capital Appreciation Fund*	$3,159	$5,074,469
International Growth Fund*	$12,684	$20,335,608
International Opportunities Fund*	$176,879	$179,176,624
International Small Company Fund*	$25,074	$31,111,112
International Value*	$5,241	$13,569,188
MidCap Fund*	$97,072	$147,954,695
MidCap Value Fund*	$26,596	$30,033,548
Municipal Opportunities Fund*	$0	$0
Municipal Real Return Fund*	$0	$0
Quality Bond Fund*	$0	$0
Short Duration Fund*	$0	$0
Small Company Fund*	$93,331	$98,668,240
SmallCap Growth Fund*	$37,957	$70,391,289
Small/Mid Cap Equity Fund*	$12,117	$24,252,165
Strategic Income Fund*	$0	$216
Target Retirement 2010 Fund*	$0	$0
Target Retirement 2015 Fund*	$0	$0
Target Retirement 2020 Fund*	$0	$0
Target Retirement 2025 Fund*	$0	$0
Target Retirement 2030 Fund*	$0	$0
Target Retirement 2035 Fund*	$0	$0
Target Retirement 2040 Fund*	$0	$0
Target Retirement 2045 Fund*	$0	$0
Target Retirement 2050 Fund*	$0	$0
Total Return Bond Fund*	$0	$0
Unconstrained Bond Fund*	$0	$0

FUND NAME	COMMISSIONS PAID TO FIRMS SELECTED IN RECOGNITION OF RESEARCH SERVICES	TOTAL AMOUNT OF TRANSACTIONS TO FIRMS SELECTED IN RECOGNITION OF RESEARCH SERVICES
Value Fund*	$7,881	$20,534,512
Value Opportunities Fund*	$8,538	$11,024,204
World Bond Fund*	$0	$0

*    The commissions identified as being paid to brokers selected in recognition of research services include third party research services only, and are calculated by applying the sub-adviser’s firmwide percentage of commissions paid to the broker that would have been applied to the third party research services as a percentage of the sub-adviser’s total activity with that broker.  This calculated percentage is then applied across all of the sub-adviser’s client accounts to provide a pro rata reporting of the estimated third party soft dollar commission amount.  The sub-adviser also receives proprietary research services provided directly by firms.  However, the amounts of commissions attributable to such research services are not readily ascertainable and are not included in the table.

The following table identifies the Funds’ regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) whose securities the Funds have acquired during the fiscal year ended October 31, 2013 and the value of each Fund’s aggregate holdings of each such issuer as of October 31, 2013.  Because the Duration-Hedged Strategic Income Fund and the Real Total Return Fund commenced operations on November 29, 2013, no information is shown for these Funds.

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
Balanced Fund
	Banc of America Securities LLC	$4,766
	Barclay Investments, Inc.	$4,097
	BMO Capital Markets	$808
	BNP Paribas Securities Corp.	$63
	Citigroup Global Markets, Inc.	$20,408
	Deutsche Bank Securities, Inc.	$4,282
	Goldman Sachs & Co.	$7,282
	HSBC Securities, Inc.	$546
	JP Morgan Securities, Inc.	$15,089
	Merrill Lynch Pierce Fenner & Smith	$349
	Morgan Stanley & Co., Inc.	$630
	RBS Securities, Inc.	$2,528
	TD Securities (USA), Inc.	$4,449
	UBS Securities LLC	$22
	Wells Fargo & Co.	$13,157

Balanced Income Fund
	Banc of America Securities LLC	$41,564
	Barclay Investments, Inc.	$23,137
	BMO Capital Markets	$1,987
	BNP Paribas Securities Corp.	$10,565
	Citigroup Global Markets, Inc.	$73,887
	Credit Suisse Capital LLC	$9,405
	Deutsche Bank Securities, Inc.	$15,488
	Goldman Sachs & Co.	$40,283
	HSBC Securities, Inc.	$13,105
	JP Morgan Securities, Inc.	$117,673
	Merrill Lynch Pierce Fenner & Smith	$22,784
	Morgan Stanley & Co., Inc.	$36,124
	RBS Securities, Inc.	$14,917
	State Street Global Markets LLC	$1,443
	TD Securities (USA), Inc.	$10,943
	UBS Securities LLC	$3,955

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
	Wells Fargo & Co.	$91,512

Capital Appreciation Fund
	Banc of America Securities LLC	$37,182
	Barclay Investments, Inc.	$59,642
	BMO Capital Markets	$12,862
	Citigroup Global Markets, Inc.	$313,849
	Deutsche Bank Securities, Inc.	$68,191
	JP Morgan Securities, Inc.	$273,884
	RBS Securities, Inc.	$40,250
	TD Securities (USA), Inc.	$70,842
	UBS Securities LLC	$19,147

Disciplined Equity Fund
	Banc of America Securities LLC	$82
	Barclay Investments, Inc.	$131
	BMO Capital Markets	$28
	Citigroup Global Markets, Inc.	$2,121
	Deutsche Bank Securities	$149
	JP Morgan Securities, Inc.	$2,128
	Morgan Stanley & Co., Inc.	$1,031
	RBS Securities, Inc.	$88
	TD Securities (USA), Inc.	$155
	UBS Securities LLC	$1
	Wells Fargo & Co.	$2,331

Dividend and Growth Fund
	Banc of America Securities LLC	$59,351
	Barclay Investments, Inc.	$32,750
	BMO Capital Markets	$7,063
	Citigroup Global Markets, Inc.	$166,408
	Deutsche Bank Securities, Inc.	$37,444
	JP Morgan Securities, Inc.	$197,591
	Morgan Stanley & Co., Inc.	$28,958
	RBS Securities, Inc.	$22,102
	TD Securities (USA), Inc.	$38,901
	UBS Securities LLC	$193
	Wells Fargo & Co.	$316,728

Emerging Markets Local Debt Fund
	Banc of America Securities LLC	$1,390
	Barclay Investments, Inc.	$2,230
	BMO Capital Markets	$481
	Citigroup Global Markets, Inc.	$6,324
	Deutsche Bank Securities, Inc.	$2,550
	RBS Securities, Inc.	$1,505
	TD Securities (USA), Inc.	$2,649
	UBS Securities LLC	$13

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
Emerging Markets Research Fund
	Banc of America Securities LLC	$77
	Barclay Investments, Inc.	$123
	BMO Capital Markets	$27
	Citigroup Global Markets, Inc.	$350
	Deutsche Bank Securities, Inc.	$141
	RBS Securities, Inc.	$83
	TD Securities (USA), Inc.	$146
	UBS Securities LLC	$1

Equity Income Fund
	Banc of America Securities LLC	$8,566
	Barclay Investments, Inc.	$13,740
	BMO Capital Markets	$2,963
	Citigroup Global Markets, Inc.	$38,963
	Deutsche Bank Securities	$15,709
	JP Morgan Securities, Inc.	$90,658
	RBS Securities, Inc.	$9,273
	TD Securities (USA), Inc.	$16,320
	UBS Securities LLC	$81
	Wells Fargo & Co.	$102,799

Floating Rate Fund
	JP Morgan Securities, Inc.	$76,510

Floating Rate High Income Fund
	JP Morgan Securities, Inc.	$14,604

Global All-Asset Fund
	Banc of America Securities LLC	$5,557
	Barclay Investments, Inc.	$7,932
	BMO Capital Markets	$1,613
	BNP Paribas Securities Corp.	$3,360
	Citigroup Global Markets, Inc.	$22,839
	Credit Suisse Capital LLC	$251
	Deutsche Bank Securities, Inc.	$8,886
	Goldman Sachs & Co.	$515
	HSBC Securities, Inc.	$1,630
	JP Morgan Securities, Inc.	$1,712
	Morgan Stanley & Co., Inc.	$292
	RBC Capital Markets	$362
	RBS Securities, Inc.	$5,046
	State Street Global Markets LLC	$286
	TD Securities (USA), Inc.	$9,173
	U.S. Bancorp Investments, Inc.	$475
	UBS Securities LLC	$1,275
	Wells Fargo & Co.	$4,292

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
Global Alpha Fund
	Banc of America Securities LLC	$120
	Barclay Investments, Inc.	$89
	BMO Capital Markets	$19
	Citigroup Global Markets, Inc.	$375
	Deutsche Bank Securities, Inc.	$102
	HSBC Securities, Inc.	$66
	JP Morgan Securities, Inc.	$80
	Merrill Lynch Pierce Fenner & Smith	$5
	Morgan Stanley & Co., Inc.	$98
	RBS Securities, Inc.	$118
	TD Securities (USA), Inc.	$106
	UBS Securities LLC	$38
	Wells Fargo & Co.	$76

Global Capital Appreciation Fund
	Banc of America Securities LLC	$1,767
	Barclay Investments, Inc.	$2,834
	BMO Capital Markets	$611
	Citigroup Global Markets, Inc.	$10,496
	Deutsche Bank Securities, Inc.	$3,240
	JP Morgan Securities, Inc.	$10,111
	RBS Securities, Inc.	$1,913
	TD Securities (USA), Inc.	$3,367
	UBS Securities LLC	$17
	Wells Fargo & Co.	$11,095

Global Growth Fund
	Banc of America Securities LLC	$271
	Barclay Investments, Inc.	$1,697
	BMO Capital Markets	$94
	BNP Paribas Securities Corp.	$1,742
	Citigroup Global Markets, Inc.	$1,232
	Deutsche Bank Securities, Inc.	$497
	JP Morgan Securities, Inc.	$1,649
	RBS Securities, Inc.	$293
	TD Securities (USA), Inc.	$516
	UBS Securities LLC	$3

Global Real Asset Fund
	Banc of America Securities LLC	$3,746
	Barclay Investments, Inc.	$6,009
	BMO Capital Markets	$1,296
	Citigroup Global Markets, Inc.	$17,040
	Deutsche Bank Securities, Inc.	$6,870
	RBS Securities, Inc.	$4,055
	TD Securities (USA), Inc.	$7,138
	UBS Securities LLC	$36

Global Research Fund
	Banc of America Securities LLC	$111

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
	Barclay Investments, Inc.	$178
	BMO Capital Markets	$39
	BNP Paribas Securities Corp.	$307
	Citigroup Global Markets, Inc.	$1,129
	Deutsche Bank Securities, Inc.	$203
	HSBC SECURITIES	$224
	JP Morgan Securities, Inc.	$356
	RBS Securities, Inc.	$120
	TD Securities (USA), Inc.	$211
	UBS Securities LLC	$560

Growth Allocation Fund
	JP Morgan Securities, Inc.	$68

Growth Fund
	Banc of America Securities LLC	$103
	Barclay Investments, Inc.	$165
	BMO Capital Markets	$35
	Citigroup Global Markets, Inc.	$468
	Deutsche Bank Securities, Inc.	$189
	JP Morgan Securities, Inc.	$6,361
	RBS Securities, Inc.	$111
	TD Securities (USA), Inc.	$196
	UBS Securities LLC	$1
Growth Opportunities Fund
	Banc of America Securities LLC	$7,680
	Barclay Investments, Inc.	$12,320
	BMO Capital Markets	$2,657
	Citigroup Global Markets, Inc.	$58,009
	Deutsche Bank Securities, Inc.	$14,085
	RBS Securities, Inc.	$8,314
	TD Securities (USA), Inc.	$14,633
	UBS Securities LLC	$73

Healthcare Fund
	Banc of America Securities LLC	$1,662
	Barclay Investments, Inc.	$2,666
	BMO Capital Markets	$575
	Citigroup Global Markets, Inc.	$7,559
	Deutsche Bank Securities, Inc.	$3,048
	RBS Securities, Inc.	$1,799
	TD Securities (USA), Inc.	$3,166
	UBS Securities LLC	$16

High Yield Fund
	Banc of America Securities LLC	$2,506
	Barclay Investments, Inc.	$4,021
	BMO Capital Markets	$867
	Citigroup Global Markets, Inc.	$11,466
	Deutsche Bank Securities	$4,597

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
	RBS Securities, Inc.	$5,946
	TD Securities (USA), Inc.	$4,776
	UBS Securities LLC	$4,522

Inflation Plus Fund
	Banc of America Securities LLC	$3,467
	Barclay Investments, Inc.	$5,561
	BMO Capital Markets	$1,199
	Citigroup Global Markets, Inc.	$15,770
	Deutsche Bank Securities, Inc.	$6,358
	RBS Securities, Inc.	$3,753
	TD Securities (USA), Inc.	$6,606
	UBS Securities LLC	$33

International Capital Appreciation Fund
	Banc of America Securities LLC	$95
	Barclay Investments, Inc.	$190
	BMO Capital Markets	$33
	BNP Paribas Securities Corp.	$151
	Citigroup Global Markets, Inc.	$431
	Deutsche Bank Securities, Inc.	$174
	HSBC Securities, Inc.	$58
	RBS Securities, Inc.	$103
	TD Securities (USA), Inc.	$181
	UBS Securities LLC	$1

International Growth Fund
	Banc of America Securities LLC	$124
	Barclay Investments, Inc.	$199
	BMO Capital Markets	$43
	Citigroup Global Markets, Inc.	$566
	Deutsche Bank Securities	$228
	RBS Securities, Inc.	$135
	TD Securities (USA), Inc.	$237
	UBS Securities LLC	$1,427

International Opportunities Fund
	Banc of America Securities LLC	$3,282
	Barclay Investments, Inc.	$13,460
	BMO Capital Markets	$1,136
	BNP Paribas Securities Corp.	$24,202
	Citigroup Global Markets, Inc.	$14,931
	Deutsche Bank Securities, Inc.	$6,020
	RBS Securities, Inc.	$3,553
	TD Securities (USA), Inc.	$6,254
	UBS Securities LLC	$20,573

International Small Company Fund
	Banc of America Securities LLC	$689
	Barclay Investments, Inc.	$1,106

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
	BMO Capital Markets	$239
	Citigroup Global Markets, Inc.	$3,135
	Deutsche Bank Securities, Inc.	$1,264
	RBS Securities, Inc.	$746
	TD Securities (USA), Inc.	$1,313
	UBS Securities LLC	$7
International Value Fund
	Banc of America Securities LLC	$113
	Barclay Investments, Inc.	$430
	BMO Capital Markets	$39
	BNP Paribas Securities Corp.	$326
	Citigroup Global Markets, Inc.	$516
	Deutsche Bank Securities	$208
	HSBC Securities, Inc.	$373
	RBS Securities, Inc.	$123
	TD Securities (USA), Inc.	$216
	UBS Securities LLC	$212

MidCap Fund
	Banc of America Securities LLC	$1,236
	Barclay Investments, Inc.	$1,982
	BMO Capital Markets	$427
	Citigroup Global Markets, Inc.	$5,622
	Deutsche Bank Securities, Inc.	$2,267
	RBS Securities, Inc.	$1,338
	TD Securities (USA), Inc.	$2,355
	UBS Securities LLC	$12

MidCap Value Fund
	Banc of America Securities LLC	$483
	Barclay Investments, Inc.	$775
	BMO Capital Markets	$167
	Citigroup Global Markets, Inc.	$2,197
	Deutsche Bank Securities, Inc.	$886
	RBS Securities, Inc.	$523
	TD Securities (USA), Inc.	$920
	UBS Securities LLC	$5

Municipal Opportunities Fund
	JP Morgan Securities, Inc.	$10,914

Municipal Real Return Fund
	JP Morgan Securities, Inc.	$3,913

Quality Bond Fund
	Banc of America Securities LLC	$1,133
	Barclay Investments, Inc.	$1,817
	BMO Capital Markets	$392
	Citigroup Global Markets, Inc.	$5,153
	Deutsche Bank Securities, Inc.	$2,078

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
	Goldman Sachs & Co.	$435
	JP Morgan Securities, Inc.	$480
	Morgan Stanley & Co., Inc.	$702
	RBS Securities, Inc.	$1,493
	TD Securities (USA), Inc.	$2,159
	UBS Securities LLC	$154
	Wells Fargo & Co.	$619

Short Duration Fund
	Banc of America Securities LLC	$13,432
	Barclay Investments, Inc.	$5,324
	BMO Capital Markets	$5,069
	BNP Paribas Securities Corp.	$3,325
	Citigroup Global Markets, Inc.	$19,321
	Credit Suisse Capital LLC	$1,634
	Deutsche Bank Securities, Inc.	$2,873
	Goldman Sachs & Co.	$10,004
	HSBC Securities, Inc.	$5,342
	JP Morgan Securities, Inc.	$16,529
	Merrill Lynch Pierce Fenner & Smith	$3,359
	Morgan Stanley & Co., Inc.	$17,774
	RBC Capital Markets	$1,487
	RBS Securities, Inc.	$2,986
	State Street Global Markets LLC	$798
	TD Securities (USA), Inc.	$5,067
	UBS Securities LLC	$6,685
	Wells Fargo & Co.	$6,322

Small Company Fund
	Banc of America Securities LLC	$844
	Barclay Investments, Inc.	$1,353
	BMO Capital Markets	$292
	Citigroup Global Markets, Inc.	$3,837
	Deutsche Bank Securities, Inc.	$1,547
	RBS Securities, Inc.	$913
	TD Securities (USA), Inc.	$1,607
	UBS Securities LLC	$8

Small/Mid Cap Equity Fund
	Banc of America Securities LLC	$84
	Barclay Investments, Inc.	$135
	BMO Capital Markets	$29
	Citigroup Global Markets, Inc.	$383
	Deutsche Bank Securities	$154
	RBS Securities, Inc.	$91
	TD Securities (USA), Inc.	$160
	UBS Securities LLC	$1

SmallCap Growth Fund
	Banc of America Securities LLC	$654

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
	Barclay Investments, Inc.	$1,048
	BMO Capital Markets	$226
	Citigroup Global Markets, Inc.	$2,973
	Deutsche Bank Securities, Inc.	$1,199
	RBS Securities, Inc.	$707
	TD Securities (USA), Inc.	$1,245
	UBS Securities LLC	$6

Strategic Income Fund
	Banc of America Securities LLC	$6,071
	Barclay Investments, Inc.	$2,998
	BMO Capital Markets	$646
	Citigroup Global Markets, Inc.	$11,139
	Credit Suisse Capital LLC	$694
	Deutsche Bank Securities, Inc.	$4,088
	Goldman Sachs & Co.	$4,291
	JP Morgan Securities, Inc.	$12,919
	Merrill Lynch Pierce Fenner & Smith	$418
	Morgan Stanley & Co., Inc.	$2,531
	RBS Securities, Inc.	$4,356
	TD Securities (USA), Inc.	$3,561
	UBS Securities LLC	$4,031
	Wells Fargo & Co.	$9,246

Total Return Bond Fund
	Banc of America Securities LLC	$31,840
	Barclay Investments, Inc.	$13,281
	BMO Capital Markets	$2,864
	Citigroup Global Markets, Inc.	$67,209
	Credit Suisse Capital LLC	$3,791
	Deutsche Bank Securities, Inc.	$15,184
	Goldman Sachs & Co.	$16,453
	HSBC Securities, Inc.	$7,340
	JP Morgan Securities, Inc.	$60,374
	Merrill Lynch Pierce Fenner & Smith	$19,150
	Morgan Stanley & Co., Inc.	$22,299
	RBS Securities, Inc.	$20,537
	TD Securities (USA), Inc.	$15,775
	UBS Securities LLC	$14,870
	Wells Fargo & Co.	$27,743

Unconstrained Bond Fund
	Banc of America Securities LLC	$1,498
	Barclay Investments, Inc.	$607
	BMO Capital Markets	$131
	Citigroup Global Markets, Inc.	$3,820
	Credit Suisse Capital LLC	$424
	Deutsche Bank Securities, Inc.	$914
	Goldman Sachs & Co.	$1,114
	JP Morgan Securities, Inc.	$3,843

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
	Merrill Lynch Pierce Fenner & Smith	$286
	Morgan Stanley & Co., Inc.	$1,024
	RBS Securities, Inc.	$1,239
	TD Securities (USA), Inc.	$721
	UBS Securities LLC	$1,906
	Wells Fargo & Co.	$2,610

Value Fund
	Banc of America Securities LLC	$487
	Barclay Investments, Inc.	$781
	BMO Capital Markets	$169
	Citigroup Global Markets, Inc.	$5,531
	Credit Suisse Capital LLC	$1,052
	Deutsche Bank Securities, Inc.	$893
	Goldman Sachs & Co.	$2,740
	JP Morgan Securities, Inc.	$6,592
	RBS Securities, Inc.	$527
	TD Securities (USA), Inc.	$928
	UBS Securities LLC	$5
	Wells Fargo & Co.	$7,281

Value Opportunities Fund
	Banc of America Securities LLC	$137
	Barclay Investments, Inc.	$221
	BMO Capital Markets	$48
	Citigroup Global Markets, Inc.	$2,031
	Deutsche Bank Securities, Inc.	$252
	JP Morgan Securities, Inc.	$4,414
	RBS Securities, Inc.	$149
	TD Securities (USA), Inc.	$262
	UBS Securities LLC	$1
	Wells Fargo & Co.	$4,384

World Bond Fund
	Banc of America Securities LLC	$12,226
	Barclay Investments, Inc.	$16,924
	BMO Capital Markets	$3,126
	Citigroup Global Markets, Inc.	$49,522
	Credit Suisse Capital LLC	$12,554
	Deutsche Bank Securities, Inc.	$17,060
	Goldman Sachs & Co.	$11,232
	HSBC Securities, Inc.	$2,679
	JP Morgan Securities, Inc.	$15,866
	Merrill Lynch Pierce Fenner & Smith	$962
	Morgan Stanley & Co., Inc.	$8,239
	RBS Securities, Inc.	$14,186
	TD Securities (USA), Inc.	$17,217
	UBS Securities LLC	$8,089
	Wells Fargo & Co.	$8,130

FUND EXPENSES

EXPENSES OF THE FUNDS.  Each Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence; (2) registration of the Fund under the 1940 Act; (3) auditing, accounting and legal expenses; (4) taxes and interest; (5) governmental fees; (6) expenses of issue, sale, repurchase and redemption of Fund shares; (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund’s principal underwriter, if any, as broker-dealer or agent under state securities laws; (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations thereof; (9) expenses of reports to governmental officers and commissions; (10) insurance expenses; (11) fees, expenses and disbursements of custodians for all services to the Fund; (12) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund; (13) expenses for servicing shareholder accounts; (14) any direct charges to shareholders approved by the directors of the Fund; (15) compensation and expenses of directors of the Fund, other than those who are also officers of The Hartford; and (16) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto. In addition, each of the Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Real Total Return Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund may incur unique expenses due to the nature of its investment strategy which are paid only by those Funds, including: consultants’ and attorneys’ fees and expenses in connection with problem loans and troubled issuers and/or borrowers and transfer and assignment fees in conjunction with the buying and selling of loans.

Each fund of funds and the Duration-Hedged Strategic Income Fund, as a shareholder of the Underlying Funds and unaffiliated money market funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds and unaffiliated money market funds in which it invests.  The expense ratios of each fund of funds and the Duration-Hedged Strategic Income Fund, as disclosed in the relevant prospectuses, may be higher or lower depending on the allocation of the funds’ assets among the Underlying Funds and/or unaffiliated money market funds and the actual expenses of the Underlying Funds and/or unaffiliated money market funds.

DISTRIBUTION ARRANGEMENTS

GENERAL

Hartford Funds Distributors, LLC (“HFD”) (formerly known as Hartford Investment Financial Services, LLC) serves as the principal underwriter for each Fund pursuant to Underwriting Agreements initially approved by each Company’s Board of Directors.  HFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of each Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HFD.  Except as discussed below under “Distribution Plans,” HFD bears all the expenses of providing services pursuant to the Underwriting Agreements, including expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.  The Underwriting Agreements continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to the Underwriting Agreements or interested persons (as defined in the 1940 Act) of the Company, or (2) by the vote of a majority of the outstanding voting securities of a Fund.  HFD is not obligated to sell any specific amount of shares of any Fund.

HFD is authorized by the Companies to receive purchase and redemption orders on behalf of the Funds.  HFD has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the Funds, subject to the Funds’ policies and procedures with respect to frequent purchases and redemptions of Fund shares and applicable law.  In these circumstances, a Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution and/or qualified plan intermediary receives the order.  Orders will be priced at that Fund’s next net asset value computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the Fund.  Each Fund’s net asset value is determined in the manner described in that Fund’s prospectus.

ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES.  As stated in the prospectuses, HFMC and/or its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of Hartford Funds’ shares (“Additional Payments”).  These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the Funds, over other products for which it may receive less compensation.  You may contact your Financial Intermediary if you want information regarding the payments it receives.

The amount of any Additional Payments made to a Financial Intermediary is generally based on one or more of the following criteria: (i) the average net assets of Hartford Funds that are attributed to that Financial Intermediary; (ii) the amount of Hartford Fund assets held for over one year by customers of that Financial Intermediary; (iii) the amount of Hartford Fund shares sold through that Financial Intermediary; and (iv) the mix of equity and fixed income funds sold through that Financial Intermediary.   The annual amount of Additional Payments made to any one Financial Intermediary is normally not expected to (although it may from time to time) exceed 0.11% of the average net assets of Hartford Funds that are attributed to that Financial Intermediary.  For the calendar year ended December 31, 2013, HFMC and its affiliates incurred approximately $34.7 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•                  Payments for putting Hartford Funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers;

•                  Payments for including Hartford Funds within a group that receives special marketing focus or placing Hartford Funds on a “preferred list”;

•                  “Due diligence” payments for a Financial Intermediary’s examination of Hartford Funds and payments for providing extra employee training and information relating to Hartford Funds;

•                  “Marketing support fees” for providing assistance in promoting the sale of Hartford Fund shares;

•                  Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•                  Provision of educational programs, including information and related support materials;

•                  Provision of computer hardware and software; and

•                  Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2014, HFMC and/or its affiliates have entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below.  HFMC and/or its affiliates may enter into ongoing contractual arrangements with other Financial Intermediaries.

FSC Securities Corp., Royal Alliance Associates, Inc., Sagepoint Financial, Woodbury Financial Services, Inc., Ameriprise Financial Services, Inc.,  Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Cetera Financial Group, Charles Schwab & Co., Inc., Chase Investment Services Corp., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H.D. Vest Investment Services, Hilliard Lyons, Huntington Investment Co., ING Financial Partners, Investment Professionals, Inc., Janney Montgomery Scott, Lincoln Financial Securities Corp., Lincoln Financial Advisors Group, LPL Financial Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney LLC, National Financial Services LLC, Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc., Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Pershing LLC, Raymond James & Associates Inc.,  RBC Capital Markets Corporation,  Robert W. Baird, Securities America, Inc., Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, UBS Financial Services Inc., U.S. Bancorp Investments Inc. and Wells Fargo Advisors, LLC.

In addition to the Financial Intermediaries listed above, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2013 for items such as sponsorship of meetings, education seminars and travel and entertainment, whether or not an ongoing contractual relationship exists (financial intermediaries receiving less than $100 value have not been included).  401k Advisors; Accelerated Capital Group; Accredited Investors; ADP; Alamo Capital; Allegiance Capital, L.L.C.; Allen & Company of Florida Inc.; Alliance Bank; Alliance Credit Union; Allianz; American Century; American Funds; American Investment Planners LLC; American National Bank; American Portfolios Financial Services; Ameriprise Advisor Services Inc.; Ameriprise Financial Services; Ameritas Investment Corp.; Antaeus Wealth Management; Arcus Capital Partners; Argentus Securities LLC; Ascensus; Axa Advisors, LLC; B.C. Ziegler and Company; Balentine Partners; Bank Securities Association; Barclays Capital Inc.; Bay Mutual Financial LLC; Baystate Fiduciary Advisors; BB&T Investment Services, Inc.; BB&T Securities LLC; BCG Securities, Inc.; Benjamin F. Edwards & Co. Inc.; Blue Prairie Group, LLC; BMO Harris Financial Advisors Inc.; BNY Mellon; Boston Private Wealth LLC; Bristol Financial Services Inc.; Broker Dealer Financial Services Corp.; Cadaret Grant & Co Inc.; Cambridge Financial Services Inc.; Cambridge Investment Research, Inc.; Cambridge Securities; Capital Analysts, Inc.; Capital One Investment Services LLC; Carey, Thomas, Hoover, & Breault; CCO Investment Services Corp.; Centaurus Financial Inc.; Cetera Advisor Networks LLC; Cetera Advisors LLC; Cetera Investment Services LLC; Charles Schwab & Company, Inc.; Citigroup Global Markets Inc.; City National Securities Inc.; City Securities Corp.; Coastal Equities Inc.; Comerica Bank; Comerica Securities Inc.; Commerce Brokerage Services Inc.; Commonwealth Financial Group; Commonwealth Financial Network; Comprehensive Asset Management Services; Credit Suisse Securities LLC; Crowell Weedon & Co.; Crown Capital Securities, LLP; Cuna Brokerage Services; Cuso Financial Services; D.A. Davidson & Company; Dalton Strategic Investment Services Inc.; Davenport & Co. LLC; David A. Noyes & Co.; Deutsche Bank Securities Inc.; Dominion Investment Services Inc.; Donegal Securities Inc.; Dubuque Bank and Trust; Eaton Vance; Edge Capital; Edward Jones; EP Wealth Advisors, Inc.; Equity Services Inc.; Essex Financial Services Inc.; Fidelity Brokerage Services; Fifth Third Securities, Inc.; Financial Network Investment Corp.; Financial Solutions, Inc.; Financial Telesis, Inc.; First Allied Securities; First Citizens Investor Services Inc.; First Financial Equity Corp.; First Heartland Capital Inc.; First Southeast Inv. Services; First Western Advisors; Forethought Distributors; Frost Brokerage Services Inc.; Frost Financial Services, Inc.; FSC Securities Corporation; FTB Advisors Inc.; Geneos Wealth Management, Inc.; Girard Securities Inc.; H. Beck Inc.; H.D. Vest Investment Services; Hartford Financial Services Group Inc.; Hartford Funds Distributors; Hartford Investment Financial Services; Hartford Life Distributors; Harvest Capital LLC; HD Vest Investment Securities Inc.; Hefren-Tillotson/Masterplan; Heim Young & Associates, Inc.; Hightower Securities, LLC; Hornor Townsend Kent Inc.; Huntington Investment Co.; Huntleigh Securities Corp.; Independent Financial Group, LLC; Infinex Investment, Inc.; ING Financial Advisors, LLC; ING Financial Partners, Inc.; Invest Financial Corp.; Investacorp, Inc.; Investment Center, Inc.; Investment Centers Of America; Investment Professionals, Inc.; Investors Capital Corp.; JJB Hilliard WL Lyons LLC; J.P. Turner & Co. LLC; J.W. Cole Financial Inc.; James T. Borello & Co.; Janney Montgomery Scott, Inc.; JHS Capital Advisors, Inc.; JJB Hilliard WL Lyons LLC; JJM Financial Strategies Inc.; John Hancock Funds, LLC; JP Morgan Securities LLC; Kaiser and Company; Key Investment Services LLC; KMS Financial Services, Inc.; Kovack Securities, Inc.; L.M. Kohn & Co.; Lantern Investment, Inc.; Lincoln Financial Advisors/Sagemark; Lincoln Financial Securities; Lincoln Financial Advisors Corp.; Lincoln Investment Planning; Lockton Financial Advisors LLC; Lord, Abbett & Co.; LPL Financial Corporation; LPL Financial LLC; LPL Financial Services; M&T Securities Inc.; M Holdings Securities, Inc.; Mass Mutual Financial Group; Means Investment Company, Inc.; Merrill Lynch Inc.; Metlife Securities Inc.; MML Investor Services, Inc.; Money Concepts Capital Corp.; Moors & Cabot Inc.; MorganStanley SmithBarney LLC; Morningstar Invest. Serv. Inc.; Mutual Securities Inc.; National Financial Services Corp.; National Planning Corporation; Nationwide Securities LLC; NBT Bank; New England Securities Corp.; Newbridge Securities Corp.; Next Financial Group Inc.; NFP Securities, Inc.; Northwestern Mutual Investment Services; NYLIFE Securities Inc.; O.N. Equity Sales Co.; Oppenheimer & Co., Inc.; Pinnacle Investments, LLC; Planmember Securities Corp.; PNC Bank Corp.; Prime Capital Services, Inc.; PrimeSolutions Securities, Inc.; Principal Funds Distributor, Inc.; Princor Financial Services Corp.; Proequities Inc.; Pruco Securities LLC; Prudential Investment Management; Purshe Kaplan Sterling Investments; Putnam Investments; Questar Capital Corp.; Raymond James & Associates, Inc.; Raymond James FID Division; Raymond James Financial Services, Inc; RBC Bank; RBC Capital Markets Corp.; RBC Dain FID Division; Resource Horizons Group LLC; Riverstone Wealth Management Inc.; Robert W. Baird & Co. Inc.; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Sammons Securities; Santander Securities LLC; Scott & Stringfellow, Inc.; Securian Financial Services Inc.; Securities America, Inc.; Securities Service Network; Sigma Financial Corp.; Signator Investors Inc.; Signature Securities Group; SII Investments Inc.; Southwest Securities, Inc.; Stephens Inc.; Sterne Agee & Leach; Stifel, Nicolaus & Co., Inc.; Summit Brokerage Services Inc.; Sunbelt Securities Inc.; SunTrust Investment Services, Inc.; SunTrust Investment Services; SWBC Investment Services, LLC; Synovus Securities Inc.; Ten Capital Investment Advisors LLC; Thurston,

Springer, Miller, Herd & Titak; Transamerica Financial Advisors, Inc.; Triad Advisors Inc.; TrustCore Investments Inc.; UBS Financial Services, Inc.; Umpqua Investments Inc.; UnionBanc Investment Services; United Planners Financial Services; US Bancorp Investments; US Bank, N.A.; Vorpahl Wing Securities; VSR Financial Services, Inc.; Waddell & Reed Inc.; Wayne Hummer Investments LLC; Webster Bank, N.A.; Wedbush Morgan Securities Inc.; Wedbush Securities Inc.; Wellington Securities, Inc.; Wells Fargo Advisors LLC ISG; Wells Fargo Advisors, LLC; Wells Fargo Advisors Financial Network LLC; Wells Fargo Investments LLC; Wesbanco Securities Inc.; WFG Investments Inc.; Wilmington Trust Co.; Winslow, Evans & Crocker, Inc.; Woodbury Financial Services, Inc.; Wunderlich Securities Inc.; WWK Investments Inc.

COMMISSIONS TO DEALERS

The aggregate dollar amount of commissions received by HFD for the sale of shares for the fiscal years ended October 31, 2013, October 31, 2012 and October 31, 2011 is as follows:

YEAR	FRONT-END SALES COMMISSIONS	CDSC	AMOUNT REALLOWED	AMOUNT RETAINED
2013
Class A	$75,853,170	$461,467	$65,050,169	$11,264,458
Class B	N/A	$973,348	N/A	$973,348
Class C	N/A	$1,180,335	N/A	$1,180,335
Class I	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Class R3	N/A	N/A	N/A	N/A
Class R4	N/A	N/A	N/A	N/A
Class R5	N/A	N/A	N/A	N/A
2012
Class A	$69,552,820	$397,191	$59,823,726	$10,126,286
Class B	N/A	$2,065,851	N/A	$2,065,851
Class C	N/A	$1,057,672	N/A	$1,057,672
Class I	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Class R3	N/A	N/A	N/A	N/A
Class R4	N/A	N/A	N/A	N/A
Class R5	N/A	N/A	N/A	N/A
2011
Class A*	$91,021,506	$715,758	$78,057,662	$13,679,602
Class B	N/A	$3,509,389	N/A	$3,509,389
Class C	N/A	$1,835,574	N/A	$1,835,574
Class I	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Class R3	N/A	N/A	N/A	N/A
Class R4	N/A	N/A	N/A	N/A
Class R5	N/A	N/A	N/A	N/A

*         Commissions to dealers for Class A shares includes Class L shares commission information.  Class L shares were reclassified as Class A shares on August 5, 2011.

Generally, commissions on sales of Class A shares are reallowed to broker-dealers as follows:

Funds other than Duration-Hedged Strategic Income Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Municipal Opportunities Fund, Municipal Real Return Fund, Quality Bond Fund, Short Duration Fund, Strategic Income Fund Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund

AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS A PERCENTAGE OF OFFERING PRICE	FRONT-END SALES CHARGE AS A PERCENTAGE OF AMOUNT INVESTED	COMMISSION AS PERCENTAGE OF OFFERING PRICE
Less than $50,000	5.50%	5.82%	4.75%
$50,000 or more but less than $100,000	4.50%	4.71%	4.00%
$100,000 or more but less than $250,000	3.50%	3.63%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

Duration-Hedged Strategic Income Fund, Emerging Markets Local Debt Fund, High Yield Fund, Inflation Plus Fund, Municipal Opportunities Fund, Municipal Real Return Fund, Quality Bond Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund

AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS A PERCENTAGE OF OFFERING PRICE	FRONT-END SALES CHARGE AS A PERCENTAGE OF AMOUNT INVESTED	COMMISSION AS PERCENTAGE OF OFFERING PRICE
Less than $50,000	4.50%	4.71%	3.75%
$50,000 or more but less than $100,000	4.00%	4.17%	3.50%
$100,000 or more but less than $250,000	3.50%	3.63%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

Floating Rate Fund and Floating Rate High Income Fund

AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS A PERCENTAGE OF OFFERING PRICE	FRONT-END SALES CHARGE AS A PERCENTAGE OF AMOUNT INVESTED	COMMISSION AS PERCENTAGE OF OFFERING PRICE
Less than $50,000	3.00%	3.09%	2.50%
$50,000 or more but less than $100,000	2.50%	2.56%	2.00%
$100,000 or more but less than $250,000	2.25%	2.30%	1.75%
$250,000 or more but less than $500,000	1.75%	1.78%	1.25%
$500,000 or more but less than $1 million	1.25%	1.27%	1.00%
$1 million or more(1)	0%	0%	0%

HFD may pay up to the entire amount of the sales commission to particular broker-dealers.  HFD also may pay dealers of record commissions on purchases over $1 million in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million.  In addition, HFD may provide compensation to dealers of record for certain shares purchased without a sales charge.

Short Duration Fund

AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS A PERCENTAGE OF OFFERING PRICE	FRONT-END SALES CHARGE AS A PERCENTAGE OF AMOUNT INVESTED	COMMISSION AS PERCENTAGE OF OFFERING PRICE
Less than $250,000	2.00%	2.04%	1.50%
$250,000 or more but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more(2)	0%	0%	See below

(1)

Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gain distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

(2)

Investments of $500,000 or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gain distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

HFD may pay up to the entire amount of the sales commission to particular broker-dealers.  HFD also may pay dealers of record commissions on purchases over $500,000 in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million.  In addition, HFD may provide compensation to dealers of record for certain shares purchased without a sales charge.

HFD pays commissions to dealers of up to 1% of the purchase price of Class C shares purchased through dealers.

HFD’s principal business address is 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087.  HFD is an indirect wholly-owned subsidiary of The Hartford.

DISTRIBUTION PLANS

Each Company, on behalf of its respective Funds, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B, Class C, Class R3 and Class R4 shares of the Funds, pursuant to the approval of the applicable Company’s Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA rule regarding asset-based sales charges.

CLASS A PLAN.  Pursuant to the Class A Plan, a Fund may compensate HFD for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders.  The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares.  The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses.  HFD or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HFD or its affiliates for shareholder accounts.

CLASS B PLAN.  Pursuant to the Class B Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services.  HFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested.  As compensation for such advance, HFD may retain the service fee paid by a Fund with respect to such shares for the first year after purchase.  Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase.  Brokers may from time to time be required to meet certain other criteria in order to receive service fees.  HFD or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HFD or its affiliates for shareholder accounts.  The Class B Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN.  Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services.  HFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested.  As compensation for such advance, HFD may retain the service fee paid by a Fund with respect to such shares for the first year after purchase.  Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase.  Brokers may from time to time be required to meet certain other criteria in order to receive service fees.  HFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HFD or its affiliates for shareholder accounts.  The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares.

CLASS R3 PLAN.  Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services.  HFD will pay to dealers the fee at a rate equal to 0.50% of the amount invested.  Brokers may from time to time be required to meet certain other criteria in order to receive service fees.  HFD or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HFD or its affiliates for shareholder accounts.

CLASS R4 PLAN.  Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and up to 0.25% may be used for shareholder account services.  HFD will pay to dealers the service fee at a rate equal to 0.25% of the amount invested.  Brokers may from time to time be required to meet certain other criteria in order to receive service fees.  HFD or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HFD or its affiliates for shareholder accounts.

GENERAL.  Distribution fees paid to HFD may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company’s shares including, but not limited to:  (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each Fund’s shares; (b) compensation to employees of HFD; (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HFD incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information; (d) the costs of preparation, printing and mailing reports used for sales literature and related expenses (i.e., advertisements and sales literature); and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts.  These Plans are considered compensation type plans which means that the Funds pay HFD the entire fee regardless of HFD’s expenditures.  Conversely, even if HFD’s actual expenditures exceed the fee payable to HFD at any given time, the Funds will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HFD provides to each Fund, for review by the applicable Company’s Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.  In the Board’s quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable Funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans.  Potential benefits which the Plans may provide to the Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity, the ability to sell shares of the Funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads.  The Board of Directors of the applicable Company believes that there is a reasonable likelihood that the Plans will benefit each applicable Fund and its current and future shareholders.  Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the applicable Board in the manner described above.  The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the applicable Board of Directors in the manner described above.  A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the applicable Board who are not interested persons of the Funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the Fund affected thereby.  A Plan will automatically terminate in the event of its assignment.

For the fiscal year ended October 31, 2013, the Funds paid the 12b-1 fees listed below.  Because the Duration-Hedged Strategic Income Fund and the Real Total Return Fund commenced operations on November 29, 2013, no 12b-1 fees are shown for these Funds.

Fund Name	Class A	Class B	Class C	Class R3	Class R4
Moderate Allocation Fund	$1,196,241	$528,723	$1,727,080	$201,754	$63,657
Balanced Fund	$1,268,664	$138,099	$868,687	$2,443	$3,312
Balanced Income Fund	$3,836,433	$47,028	$9,951,329	$211,590	$69,038
Capital Appreciation Fund	$13,186,657	$3,863,019	$17,700,378	$626,128	$424,013
Checks and Balances Fund	$3,292,195	$1,163,960	$2,936,381	$55,879	$3,509
Conservative Allocation Fund	$401,175	$143,318	$574,397	$51,348	$28,403
Disciplined Equity Fund	$230,751	$26,387	$133,947	$1,338	$2,128
Dividend and Growth Fund	$7,948,737	$1,031,998	$3,726,762	$399,474	$330,393
Emerging Markets Local Debt Fund	$60,554	$—	$51,774	$10,719	$5,375
Emerging Markets Research Fund	$15,575	$—	$24,212	$9,048	$4,337
Equity Income Fund	$3,646,734	$195,355	$2,347,298	$185,388	$112,715
Floating Rate Fund	$4,857,970	$328,904	$21,124,877	$80,881	$30,279
Floating Rate High Income Fund	$244,618	$—	$544,306	$11,903	$6,164
Global All-Asset Fund	$693,542	$—	$1,599,675	$17,074	$3,286
Global Alpha Fund	$14,706	$—	$17,419	$8,538	$4,274
Global Capital Appreciation Fund	$1,131,555	$553,193	$2,381,425	$140,376	$26,936
Global Growth Fund	$432,395	$55,549	$191,564	$634	$472
Global Real Asset Fund	$226,705	$—	$389,804	$2,108	$6,582
Global Research Fund	$129,108	$33,000	$94,205	$2,181	$954
Growth Allocation Fund	$1,397,992	$763,877	$2,038,263	$91,306	$37,434
Growth Fund	$876,859	$67,285	$325,147	$3,266	$8,065
Growth Opportunities Fund	$2,158,108	$239,822	$1,479,516	$103,759	$103,154
Healthcare Fund	$833,629	$143,836	$917,643	$88,607	$34,426
High Yield Fund	$874,610	$98,834	$1,073,655	$12,881	$4,559
Inflation Plus Fund	$1,770,454	$409,670	$5,760,788	$420,917	$89,946
International Capital Appreciation Fund	$25,783	$12,636	$20,849	$5,522	$2,568
International Growth Fund	$219,411	$78,739	$128,284	$3,342	$1,940
International Opportunities Fund	$791,010	$90,279	$367,729	$132,401	$167,529

Fund Name	Class A	Class B	Class C	Class R3	Class R4
International Small Company Fund	$132,191	$46,310	$99,903	$26,693	$6,113
International Value Fund	$19,223	$—	$12,953	$3,602	$1,756
MidCap Fund	$4,183,535	$320,902	$4,209,994	$211,100	$162,755
MidCap Value Fund	$457,243	$28,146	$326,044	$21,078	$8,042
Municipal Opportunities Fund	$461,252	$51,163	$1,072,042	$—	$—
Municipal Real Return Fund	$361,749	$28,161	$453,205	$—	$—
Quality Bond Fund	$14,544	$—	$19,871	$8,981	$4,496
Short Duration Fund	$770,243	$18,710	$1,367,692	$1,391	$2,160
Small Company Fund	$721,881	$60,117	$345,474	$252,178	$150,163
Small/Mid Cap Fund	$113,774	$44,761	$105,890	$1,210	$508
SmallCap Growth Fund	$463,929	$44,992	$201,939	$26,492	$17,744
Strategic Income Fund	$496,191	$109,219	$1,734,979	$894	$344
Target Retirement 2010 Fund	$17,238	$—	$—	$73,979	$57,030
Target Retirement 2015 Fund	$—	$—	$—	$159,372	$54,353
Target Retirement 2020 Fund	$54,754	$—	$—	$301,457	$179,568
Target Retirement 2025 Fund	$—	$—	$—	$188,222	$101,633
Target Retirement 2030 Fund	$64,592	$—	$—	$329,501	$206,976
Target Retirement 2035 Fund	$—	$—	$—	$165,957	$59,254
Target Retirement 2040 Fund	$—	$—	$—	$186,013	$86,924
Target Retirement 2045 Fund	$—	$—	$—	$71,720	$35,085
Target Retirement 2050 Fund	$—	$—	$—	$75,397	$44,484
Total Return Bond Fund	$1,659,851	$398,659	$949,116	$44,396	$46,607
Unconstrained Bond Fund	$259,332	$43,317	$258,201	$823	$309
Value Fund	$202,033	$23,119	$181,419	$13,610	$28,353
Value Opportunities Fund	$249,537	$42,477	$97,466	$5,924	$16,788
World Bond Fund	$1,003,227	$—	$1,558,848	$2,627	$1,855

For the fiscal year ended October 31, 2013, approximately $163,988,150 and $1,524,726 of the Funds’ total distribution expenses were expended in connection with compensation to broker-dealers and compensation to sales personnel (including advertising, printing and mailing of prospectuses to prospective shareholders), respectively.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase of Fund shares, see “How to Buy and Sell Shares — Buying Shares” in the Funds’ prospectuses.

AVAILABILITY OF CLASS A SALES CHARGE WAIVERS.  The availability to you of any Class A sales charge waiver may depend upon the policies, procedures and trading platforms of your financial intermediary.  For more information, contact your financial intermediary.

EXEMPTIONS FROM SUBSEQUENT INVESTMENT MINIMUMS FOR OMNIBUS ACCOUNTS.  Certain accounts held on the Funds’ books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the Funds.  These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectuses.  However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for Fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see “About Your Account — Selling Shares” in the Funds’ prospectuses.

RIGHTS OF ACCUMULATION.  Each Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A shares of any Hartford Fund (other than series of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (“Hartford HLS Funds”)) and 529 college savings plan accounts administered by The Hartford at the price applicable to the total of: (a) the dollar amount then being purchased plus (b) an amount equal to the then-current, as of the business day immediately prior to such purchases, net asset value of the purchaser’s holdings of all shares (other than Class R3, Class R4, Class R5 and Hartford HLS Funds) and 529 college savings plan accounts administered by The Hartford. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. The definition of family member varies depending upon when the purchaser opened the account.  For accounts opened on or after August 16, 2004, a family member is the owner’s spouse (or legal equivalent recognized under state law) and any children under 21.  For accounts opened before August 16, 2004, a family member is an owner’s spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws.  As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A shares.  Acceptance of the purchase order is subject to confirmation of qualification.  Employer sponsored retirement plans or certain tax qualified retirements accounts may also receive these breakpoints as long as the transfer agent or the financial intermediary is notified at the time of purchase.  The rights of accumulation may be amended or terminated at any time as to subsequent purchases.  HASCO, The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.’s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

LETTER OF INTENT.  Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent (“LOI”).  Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI.  A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and 529 college savings plan accounts administered by The Hartford owned by the shareholder as described above under “Rights of Accumulation.”  Such value is determined based on the public offering price on the date of the LOI.  During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased.  Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased.  A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI.  If a Class A shareholder exceeds the amount specified in the LOI and reaches an amount that would qualify for a further quantity discount, the applicable breakpoints in the Class A shares’ sales charge schedule will be applied to such additional Class A share purchases.  Any resulting difference in offering price will be used to purchase additional Class A shares for the shareholder’s account at the applicable offering price.  If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time.  If the Class A shareholder does not pay such difference in sales charge within twenty days after a written request by HASCO, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under “Rights of Accumulation.”  Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.  HASCO must be notified by you or your broker each time a qualifying purchase is made.

SYSTEMATIC WITHDRAWAL PLAN (SWP).  The SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from a Fund deposited by the applicant under this SWP.  The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000.  Periodic withdrawals of $50 per Fund or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account.  Redemptions are potentially taxable transactions to shareholders.  To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account.  In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder, (2) by telephone requests to the Fund by the registered owner, (3) upon receipt by the Fund of appropriate evidence of the shareholder’s death, (4) if the Fund is unable to obtain an accurate address for your account or (5) when all shares under the SWP have been redeemed.  Each Fund pays the fees associated with maintaining the SWPs.

SPECIAL REDEMPTIONS.  Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the applicable Company’s directors.  When the shareholder sells portfolio securities received in this fashion, he/she would incur a brokerage charge.  Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value.  The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund during any 90-day period for any one account.

EXCHANGES. In general, shareholders may exchange one class of shares of a Fund for shares of the same class of any other Hartford Mutual Fund if such share class is available.  Under certain circumstances, Class A shares of a Fund may be exchanged for Class I shares of the same Fund if you become eligible to purchase Class I shares.  Similarly, if you hold Class C shares of a Fund and subsequently open a proprietary, fee-based or wrap account with a financial intermediary that has an agreement with HFD, you may exchange your Class C shares for Class I shares of the same Fund provided that the Class C shares are no longer subject to a CDSC and the conditions for investing in Class I shares described in the applicable Fund prospectus are satisfied.  All exchanges are made at net asset value.

Class Y shares (which includes former Classes E and Z shares) of a Fund may be exchanged for Class Y shares of another Fund, if (i) the shareholder is already a holder of Class Y shares of the other Fund or (ii) the initial investment minimum applicable to Class Y shares of the other Fund (as disclosed in the prospectus) is satisfied in connection with the exchange.  If neither of such conditions is satisfied in connection with a proposed exchange of Class Y shares of a Fund for shares of another Fund, such Class Y shares may be exchanged for Class A shares of the other Fund.

HFD reserves the right at any time in its sole discretion to modify the exchange privilege in certain circumstances.  All exchanges are subject to meeting investment minimum or eligibility requirements.  Please consult your financial advisor to discuss tax implications, if any, on an exchange.

DEFERRED SALES CHARGE ON CLASS A, CLASS B and CLASS C.  Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the full amount of the purchase payment is invested in the Fund.

Class A shares that were purchased without a front-end sales charge and are redeemed within eighteen months of purchase, Class B shares that are redeemed within six years of purchase and Class C shares that are redeemed within one year of purchase are subject to a CDSC at the rates set forth in the prospectuses as a percentage of the dollar amount subject to the CDSC.  The charge is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A, Class B or Class C shares being redeemed.  No CDSC is imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

The amount of the CDSC, if any, varies depending on how long the shares were held before redemption of such shares.  Solely for purposes of determining the holding period for purchases of Class B and Class C shares during a month, all payments during a month will be aggregated and deemed to have been made on the first day of the month.  The CDSC will be calculated in a manner that results in the lowest applicable rate being charged.  To determine whether a CDSC applies, a Fund redeems shares in the following order:  (1) shares representing an increase over the original purchase cost; (2) shares acquired through reinvestment of dividends and capital gains distributions; (3) Class B shares held for over 6 years or Class C shares held over 1 year; and (4) Class B shares held the longest during the six-year period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC.  If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the Funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares.  The combination of the CDSC and the distribution and service fees facilitates the ability of the applicable Fund to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 2.00%, 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of purchase.

The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to the CDSC in the following cases:

•                  to make SWP payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated or updated;

•                  because of shareholder death or disability;

•                  under reorganization, liquidation, merger or acquisition transactions involving other investment companies; and

•                  under the following circumstances, for employer-sponsored retirement plans or tax qualified retirement accounts:

(1)               to return excess contributions,

(2)               hardship withdrawals as defined in employer-sponsored retirement plans,

(3)               under a Qualified Domestic Relations Order as defined in the Code,

(4)               to meet minimum distribution requirements under the Code,

(5)               to make “substantially equal payments” as described in Section 72(t) of the Code, and

(6)               after separation from service.

•                  for Class C shares only, for withdrawals made pursuant to loans taken from qualified retirement plans.  Loans are defined by the retirement plan’s administrator at the time of the withdrawal

SUSPENSION OF REDEMPTIONS.  A Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless permitted by law, the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

ACCOUNT CLOSINGS

There may be instances in which it is appropriate for your account to be closed.  Your account could be closed if: (i) your identity cannot be verified or you fail to provide a valid SSN or TIN; (ii) the registered address of your account is outside of the United States or in a U.S. jurisdiction in which the Fund shares are not registered; (iii) transactions in your account raise suspicions of money laundering, fraud or other illegal conduct; (iv) shares purchased are not paid for when due; (v) your account does not meet the qualifications for ownership for the particular class of shares held in your account; (vi) maintenance of your account jeopardizes the tax status or qualifications of the Funds; (vii) your account balance falls to $1,000 or less and you fail to bring the account above the $1,000 within thirty (30) days of notification; (viii) there is a change in your broker of record, for example your broker is no longer able to sell Fund shares; or (ix) closing the account is determined to be in the best interests of the Fund.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, the “Valuation Time”) on each day that the Exchange is open (the “Valuation Date”).  The assets of each fund of funds consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values on the valuation date.  The Funds are closed for business and do not price their shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the Exchange.  If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance with applicable law.  The net asset value for each class of shares is determined by dividing the value of that Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a fund of funds) for which market prices are readily available are valued at market value.  If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors.  Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of a Fund’s portfolio holdings or assets.  In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available.  In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close.  Securities or other instruments that are primarily  traded on foreign markets may trade on days that are not business days of the Funds.  The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.  Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded but before the Valuation Time.  There can be no assurance that any Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which that Fund determines its NAV.

Fixed income securities (other than short-term obligations and senior floating rate interests) and non-exchange traded derivatives held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Fund’s Board of Directors.  Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions.  Generally, each Fund may use fair valuation in regards to fixed income positions when a Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending.  Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.

Investments that mature in 60 days or less are generally valued at amortized cost, which approximates market value.  Under the amortized cost method of valuation, an instrument is valued at acquisition cost adjusted by the daily accretion of discount or amortization of premium.  The interest payable at maturity is accrued as income, on a daily basis, over the remaining life of the instrument.  Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio’s investments assuming the instrument’s obligation is paid in full at maturity.

Exchange-traded equity securities shall be valued at the last reported sale price on the exchange on which the security is primarily traded (the “Primary Market”) at the Valuation Time.  If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades at the Valuation Time.  The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. System (“Nasdaq”) or another OTC market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.  For securities traded on the Nasdaq, the Funds utilize the Nasdaq Official Closing Price, which compares the last trade to the bid/ask range of a security.  If the last trade falls within the bid/ask range, then that price will be the closing price.  If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price.  If the last price is below the bid, the bid will be the closing price.  If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Exchange traded options contracts on securities, currencies, indices, commodities and other instruments shall be valued at their last reported sales price at the Valuation Time on the Primary Market on which the instrument is traded.  If the instrument did not trade on the Primary Market, it may be valued at the last reported sales price at the Valuation Time on another exchange or market where it did trade.  If it is not possible to determine the last reported sale price on the Primary Market or another exchange or market at the Valuation Time or  if the last trade price does not fall between the bid and ask prices, the value of the instrument shall be taken to be the mean between the most recent bid and asked prices on such exchange or market at the Valuation Time.  Absent both bid and asked prices on such exchange, the bid price may be used.  In the case of OTC options that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional and volatility or other special adjustments.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively.  If a settlement price is not available, the futures contracts will be valued at the most recent trade price as of the Valuation Time.  If there were no trades on the valuation day, the contract shall be valued at the mean of the closing bid/ask prices as of the Valuation Time.  Absent both bid and asked prices on such exchange, the bid price may be used.

A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the foreign currency exchange rate and the forward currency rate.  Foreign currency exchange rates and forward currency rates are obtained from an independent pricing service on the valuation date.

Swaps shall be valued using a custom interface from an independent pricing service.  If a swap cannot be valued through a independent pricing service, Bloomberg will be used to calculate a value based upon inputs from the terms of the deal.  Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Fund’s Board of Directors.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market.  If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument.  In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Financial instruments for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

A Fund’s maximum offering price per Class A shares is determined by adding the maximum sales charge to the net asset value per share.  Class C, Class I, Class R3, Class R4, Class R5 and Class Y are offered at net asset value without the imposition of an initial sales charge.

CAPITALIZATION AND VOTING RIGHTS

The Hartford Mutual Funds, Inc. was incorporated in Maryland on March 21, 1996.  The authorized capital stock of the Company consists of 49.8 billion shares of common stock, par value $0.001 per share (“Common Stock”).  The shares of Common Stock are divided into 51 series.

The Hartford Mutual Funds II, Inc. was incorporated in Maryland on March 23, 2001.  The series of The Hartford Mutual Funds II, Inc. (the “Hartford II Funds”) became investment portfolios of the Company pursuant to a reorganization effected November 30, 2001.  Prior to the reorganization, the Hartford II Funds were organized as Minnesota corporations or portfolios of Minnesota corporations.  The authorized capital stock of the Company consists of 162.5 billion shares of common stock, par value $0.0001 per share (“Common Stock”).  The shares of Common Stock are divided into 5 series.

The Board of Directors of each Company may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the applicable Company.  Each Company’s Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes.

Accordingly, the Directors of each Company have authorized the issuance of the following classes of stock for each Fund:

Class A Shares: Each Fund except Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund.

Class B Shares: Each Fund except Duration-Hedged Strategic Income Fund, Emerging Markets Local Debt Fund, Emerging Markets Research Fund, Floating Rate High Income Fund, Global All-Asset Fund, Global Alpha Fund, Global Real Asset Fund, International Value Fund, Quality Bond Fund, Real Total Return Fund, World Bond Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund.

Class C Shares:  Each Fund except Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund.

Class Y Shares: Each Fund except Moderate Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, Checks and Balances Fund and Municipal Opportunities Fund.

Class I Shares: Each Fund except Balanced Fund, Disciplined Equity Fund, Small/Mid Cap Equity Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund.

Class R3, Class R4 and Class R5 Shares: Each Fund except Municipal Opportunities Fund and Municipal Real Return Fund.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities.  The shares of each series, and each class within each series, are, when issued, fully paid and non-assessable.  Such shares have no preemptive or, for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, conversion rights and are freely transferable.

As investment companies incorporated in Maryland, the Companies are not required to hold routine annual shareholder meetings.  Meetings of shareholders will be called whenever one or more of the following, among other matters, is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Funds’ independent registered public accounting firm.

Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of each Company voting for the election of directors can elect all of the directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any directors. Although directors are not elected annually, shareholders have the right to remove one or more directors. When required by law, if the holders of 25% or more of either Company’s outstanding shares request it in writing, a meeting of that particular Company’s shareholders will be held to approve or disapprove the removal of director or directors.

Matters in which the interests of all the Funds of a Company are substantially identical (such as the election of directors or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Company without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

TAXES

FEDERAL TAX STATUS OF THE FUNDS

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.

Each Fund is treated as a separate taxpayer for federal income tax purposes.  The Companies intend for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), and to qualify as a regulated investment company each year.  If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of: (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Companies intend each Fund to do, then under the provisions of Subchapter M, the Fund would not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or is treated as having been distributed to shareholders).

Each Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following: (1) at least 90% of the Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, each Fund generally must distribute in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income (taking into account certain deferrals and elections) for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”).

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute taxable dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

With respect to the Funds other than the funds of funds, investment income received from sources within foreign countries, or capital gains earned by a Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source.  In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more.  The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains.  The effective rate of foreign tax cannot be determined at this time since the amount of these Funds’ assets to be invested within various countries is not now known.  The Companies intend that the Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

In addition, if a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders.  Each Fund with “Global” and “International” in its name anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years.  If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any.  Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit.  Shareholders must itemize their deductions in order to deduct foreign taxes.  Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed by a shareholder.

With respect to the Funds other than the funds of funds, a Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund.  These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above.  The Companies seek to monitor transactions of each Fund, seek to make the appropriate tax elections on behalf of the Fund and seek to make the appropriate entries in the Fund’s books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

With respect to the funds of funds, income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.  If more than 50% of the value of an Underlying Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to “pass-through” to its shareholders, including a fund of funds, the amount of such foreign income and similar taxes paid by the Underlying Fund.  Pursuant to this election, the fund of funds would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations.  For tax years beginning on or before December 22, 2010 a fund of funds, would not, however, be eligible to elect to “pass-through” to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.  For tax years beginning after December 22, 2010, a fund of funds would be eligible to “pass-through” to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by an Underlying Fund, provided that the fund of funds has at least 50% of its total interests invested in other regulated investment companies at the end of each quarter of the tax year.

As of October 31, 2013, the following Funds have capital loss carryforwards as indicated below.  Each such Fund’s capital loss carryover is available to offset that Fund’s future realized capital gains to the extent provided in the Code and regulations thereunder.  For net capital losses arising in taxable years beginning after December 22, 2010, net capital losses generally will be carried forward indefinitely.  Capital losses from prior taxable years will still expire subject to an eight-year limitation period.  Generally, net capital losses arising in years beginning prior to December 22, 2010 will be used after net capital losses arising in years beginning after December 22, 2010, so that the Funds may have more losses from the earlier periods expire unused.

FUND	AMOUNT (IN THOUSANDS)	YEAR OF EXPIRATION
Balanced Fund	$172,460	2017
Disciplined Equity Fund	$23,914	2017
Dividend and Growth Fund	$32,946	2015
Dividend and Growth Fund	$19,011	2016
Floating Rate Fund	$162,527	2016
Floating Rate Fund	$272,060	2017
Global Alpha Fund	$591	Indefinite
Global Growth Fund	$36,922	2017
Global Real Asset Fund	$6,682	2019
Global Real Asset Fund	$30,893	Indefinite
Global Research Fund	$2,288	2015
Global Research Fund	$3,756	2016
Global Research Fund	$1,099	2017
Global Research Fund	$2,734	2018
Healthcare Fund	$12,172	2017

High Yield Fund	$12,163	2016
High Yield Fund	$18,104	2017
International Capital Appreciation Fund	$1,834	2017
International Growth Fund	$145,536	2016
International Growth Fund	$110,545	2017
International Small Company Fund	$3,302	2017
International Value Fund	$8,669	2019
International Value Fund	$3,951	Indefinite
MidCap Value Fund	$1,838	2015
MidCap Value Fund	$919	2016
Municipal Opportunities Fund	$14,508	2017
Municipal Opportunities Fund	$6,121	2018
Municipal Opportunities Fund	$10,546	2019
Municipal Real Return Fund	$18,856	2016
Municipal Real Return Fund	$16,621	2017
Municipal Real Return Fund	$6,088	2018
Municipal Real Return Fund	$1,654	2019
Municipal Real Return Fund	$150	Indefinite
Quality Bond Fund	$474	Indefinite
Small/Mid Cap Equity Fund	$7,444	2017
Strategic Income Fund	$1,399	Indefinite
Total Return Bond Fund	$1,628	Indefinite
Unconstrained Bond Fund	$12,172	2017
Unconstrained Bond Fund	$7,103	Indefinite
Value Opportunities Fund	$34,557	2017
World Bond Fund	$11,797	Indefinite
Conservative Allocation Fund	$447	2016
Growth Allocation Fund	$9,980	2016
Growth Allocation Fund	$10,578	2017

With respect to the Funds other than the funds of funds, if a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders.  The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election may require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash.  Any Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

With respect to the Funds other than the funds of funds, foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

With respect to the Funds other than the funds of funds, investments in below investment grade instruments may present special tax issues for a Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by a Fund to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period.  PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow.  PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest).  The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment.  PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

With respect to the Funds other than the funds of funds, each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

With respect to the Funds other than the funds of funds, the federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.  The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, entities treated as partnerships for U.S. federal income tax purposes, banks and other financial institutions or to non-U.S. taxpayers.  Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes.  This summary does not address any federal estate tax issues that may arise from ownership of Fund shares.  Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

With respect to the Funds other than the funds of funds, in general, as described in the prospectuses, distributions from a Fund are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains.  Distributions of a Fund’s investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares.  Distributions from net short-term capital gains are taxable to a shareholder as ordinary income.  Distributions of a Fund’s net capital gain properly designated by the Fund as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of the shareholder’s holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares.  To the extent that a Fund derives dividends from domestic corporations, a portion of the income distributions of that Fund may be eligible for the 70% deduction for dividends received by corporations.  Shareholders will be informed of the portion of dividends which so qualify.  The dividends-received deduction is reduced to the extent the shares held by the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.  Properly reported distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met.  Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Fund with respect to which dividends are paid and the shares of the Fund are deemed to have been held by the Fund and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend.  Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains.  Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash.  For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

With respect to the funds of funds, in general, as described in their prospectuses, distributions from a fund of funds are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains.  Distributions of a fund of funds’ investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the fund of funds’ current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares.  An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities.  Any net capital gains may be distributed to a fund of funds as capital gain distributions.  A fund of funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds.  Distributions of a fund of funds’ net capital gain properly designated by the fund of funds as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of the shareholder’s holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares.  To the extent that an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a fund of funds which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations.  Shareholders will be informed of the portion of dividends which so qualify.  The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.  Properly reported distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met.  Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Underlying Fund with respect to which dividends are paid, the shares of the Underlying Fund, and the shares of the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds, and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend.  Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the funds of funds’ shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains.  Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash.  For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

At the Companies’ option, the Companies may cause a Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund.  The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his or her shares.  Since the Companies expect each Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain.  A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf.  In the event that a Company chooses this option on behalf of a Fund, the Company must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

An investor should consider the tax implications of buying shares just prior to a distribution (other than an exempt-interest dividend, described below).  Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares.  In addition, an investor should be aware that, at the time he or she purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund.  Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares.  The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares.  Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss if such shares are held as capital assets.  This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss.  If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.  In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of the same or another Fund of the Companies on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss.  For sales charges incurred in taxable years beginning after December 22, 2010, the disallowance of the sales charge only applies to the extent that the subsequently acquired shares are purchased prior to February 1 of the calendar year following the initial sales charge.  In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

Due to recent legislation, the Funds (or their administrative agents) are required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012.  Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method.  Unless you instruct otherwise, the Funds will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.  Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of either 15% or 20% (depending on whether the shareholder’s income exceeds certain threshold amounts) on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 39.6%.  Shareholders must satisfy a holding period of more than 60 days with respect to a distribution that is otherwise eligible to be treated as a qualified dividend during the 121-day period that begins 60 days before the ex-dividend date.  Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income.  Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ.  Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code.  Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.  Each Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income and as long-term capital gain.  In addition, the federal tax status of each year’s distributions generally is reported to the IRS.  Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.

Dividends paid by a Fund to a non-U.S. shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty).  Certain properly designated dividends paid by a Fund, however, generally are not subject to this tax, to the extent paid from net capital gains.  In addition, for Fund taxable years beginning before January 1, 2014 (or a later date if extended by Congress), a portion of a Fund’s distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains if such amounts are properly reported by the Fund.  A Fund’s distributions, if any, that are attributable to gains from the sale or exchange of “U.S. real property interests,” which the Code defines to include direct holdings of U.S. real property and interests (other than as a creditor) in “U.S. real property holding corporations,” (including certain non-domestically-controlled REITS), may be taxable to non-U.S. investors and may require such investors to file U.S. income tax returns.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Non-U.S. shareholders may also be subject to U.S. estate tax with respect to their shares of a Fund.

A Fund may be required to withhold U.S. federal income tax (currently, at a rate of 28%)  (“backup withholding”) from all taxable distributions payable to (1) any shareholder who fails to furnish the applicable Company with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Company that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect.  An individual’s taxpayer identification number is his or her social security number.  The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

MUNICIPAL OPPORTUNITIES FUND AND MUNICIPAL REAL RETURN FUND

Each of Municipal Opportunities Fund and Municipal Real Return Fund will be permitted to distribute any tax-exempt interest earned by the Fund to its shareholders as tax-exempt “exempt-interest dividends,” provided that at least 50% of the value of the Fund’s assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code.  Each of these Funds intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders.  Portions of the dividends paid by Municipal Opportunities Fund and Municipal Real Return Fund may be includable in gross income for federal income tax purposes or, in the alternative, may be subject to federal alternative minimum taxes.  Dividends paid by Municipal Real Return Fund will generally be subject to state and local income taxes.  Dividends paid by Municipal Opportunities Fund may also be subject to state and local income taxes.

Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of Municipal Opportunities Fund and Municipal Real Return Fund is not deductible by the investor in proportion to the percentage of the applicable Fund’s distributions from investment income that is exempt from federal income tax.  State laws may also restrict the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of these Funds.  Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.  In addition, any loss realized by a shareholder of Municipal Opportunities Fund or Municipal Real Return Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares.  For Fund shares acquired after December 22, 2010, this loss disallowance does not apply provided that the exempt-interest dividend was a regular dividend and the applicable Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on at least a monthly basis.

If either Municipal Opportunities Fund or Municipal Real Return Fund disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

Shareholders who are “substantial users” (or persons related thereto) of facilities financed by governmental obligations should consult their advisers before investing in Municipal Opportunities Fund or Municipal Real Return Fund.

Tax-exempt income will be included in determining the taxability of social security payments and railroad retirement benefits.  Tax-exempt income received by a tax-deferred retirement will generally be taxable when later distributed from that account.

TAXATION OF THE UNDERLYING FUNDS

With respect to the funds of funds and the Duration-Hedged Strategic Income Fund, each Underlying Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code.  In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the funds of funds and the Duration-Hedged Strategic Income Fund generally will not pay any federal income or excise tax.

PRINCIPAL UNDERWRITER

HFD serves as the principal underwriter to each Fund. HFD is located at 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087.

CUSTODIAN

Portfolio securities of each Fund are held pursuant to a separate Master Custody Contract between each Company and J.P. Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413.

TRANSFER AGENT

HASCO, 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125, is the transfer agent for each Fund.  As transfer agent, HASCO, among other things, receives and processes purchase and redemption orders, effects transfers of shares, prepares and transmits payments for dividends and distributions, and maintains records of account.  For its services, HASCO is paid a fee based on assets or number of accounts, depending on the class of shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP served as the Companies’ Independent Registered Public Accounting Firm for the fiscal year ended October 31, 2013.  Ernst & Young LLP is principally located at 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

OTHER INFORMATION

The Hartford has granted the Companies the right to use the name “The Hartford” or “Hartford,” and has reserved the right to withdraw its consent to the use of such name by the Companies and the Funds at any time, or to grant the use of such name to any other company.

CODE OF ETHICS

Each Fund, HFMC and the sub-adviser have each adopted a code of ethics designed to protect the interests of each Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

FINANCIAL STATEMENTS

The Companies’ audited financial statements for the fiscal year ended October 31, 2013, together with the notes thereto, and reports of Ernst & Young LLP, the Companies’ Independent Registered Public Accounting Firm, are incorporated by reference from each Company’s Annual Report for the fiscal year ended October 31, 2013 into this SAI (meaning such documents are legally a part of this SAI) and are on file with the SEC.

The Companies’ Annual Reports are available without charge by calling the Funds at 1-888-843-7824 or by visiting the Funds’ website at www.hartfordfunds.com or on the SEC’s website at www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

The Boards of Directors believe that the voting of proxies with respect to securities held by each Fund is an important element of the overall investment process.  Pursuant to the Fund’s Policy Related to Proxy Voting, as approved by the Funds’ Boards of Directors, HFMC has delegated to the sub-adviser the authority to vote all proxies relating to each sub-advised Fund’s portfolio securities.  Each Fund’s exercise of this delegated proxy voting authority is subject to oversight by HFMC.  The sub-adviser has a duty to vote or not vote such proxies in the best interests of the sub-advised Fund and its shareholders, and to avoid the influence of conflicts of interest.  With respect to the funds of funds, the Funds’ policy provides that HFMC will vote any proxies of the Underlying Funds in accordance with the vote of the shareholders of the Underlying Funds.

The policies and procedures used by the investment manager and the sub-adviser to determine how to vote certain proxies relating to portfolio securities are described below.  In addition to a summary description of such policies and procedures, included below are descriptions of how such policies and procedures apply to various topics.  However, the following are descriptions only and more complete information should be obtained by reviewing the sub-adviser’s policies and procedures, as well as the Funds’ voting records.  For a complete copy of the sub-adviser’s proxy voting policies and procedures, as well as any separate guidelines it utilizes, please refer to www.hartfordfunds.com.  Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at www.sec.gov.

If a security has not been restricted from securities lending and the security is on loan over a record date, the Fund’s sub-adviser may not be able to vote any proxies for that security.  For more information about the impact of lending securities on proxy voting, see “Lending Portfolio Securities.”

Hartford Funds Management Company, LLC

The Checks and Balances Fund allocates its assets in a combination of other Hartford Funds.  If an underlying Hartford Fund has a shareholder meeting, HFMC votes proxies in the same proportion as the vote of the underlying Hartford Fund’s other shareholders (sometimes called “mirror” or “echo” voting).

Wellington Management Company, LLP

Global Proxy Policy and Procedures

Introduction

Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting  Guidelines (the “Guidelines”), which are incorporated by reference to these Global Proxy Policy and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion.  While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules.  Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect Wellington Management’s vote decision.  The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines.  In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policy

As a matter of policy, Wellington Management:

1.              Takes responsibility for voting client proxies only upon a client’s written request.

2.              Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3.              Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4.              Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5.              Identifies and resolves all material proxy-related conflicts of interest between Wellington Management and its clients in the best interests of the client.

6.              Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7.              Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8.              Provides all clients, upon request, with copies of these Global Proxy Policy and Procedures, the Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9.              Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight

Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policy and Procedures and the Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers.  The firm’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements.  Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Research Services Group.  In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures

Wellington Management has in place certain procedures for implementing its proxy voting policy.

General Proxy Voting

Authorization to Vote

Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank.  If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.  Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation

To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, Wellington Management conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting

Following the reconciliation process, each proxy is compared against the Guidelines and handled as follows:

•                  Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Research Services Group and voted in accordance with the Guidelines.

•                  Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group.  In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•                  Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote.  Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies.  Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process.  In addition, the Corporate Governance Committee encourages all personnel to contact the Global Research Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria.  Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote.  In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.  Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients.  While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending

Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program.  In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted.  Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking).  When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares.  The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote.  As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time.  The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances.  Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.  In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policy and Procedures may be amended from time to time by Wellington Management.  Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request.  In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

July 8, 2009

Wellington Management Company, LLP

Global Proxy Voting Guidelines

Introduction

Upon a client’s written request, Wellington Management Company, LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities.  Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders.  Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies.  Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical.  Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry.  It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines

Composition and Role of the Board of Directors

Election of Directors. Case-by-Case. Wellington Management believes that shareholders’ ability to elect directors annually is the most important right shareholders have. Wellington Management generally supports management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. Wellington Management may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

Classify Board of Directors. Against. Wellington Management will also vote in favor of shareholder proposals seeking to declassify boards.

Adopt Director Tenure/Retirement Age (SP). Against.

Adopt Director & Officer Indemnification. For. Wellington Management generally supports director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

Allow Special Interest Representation to Board (SP). Against.

Require Board Independence. For. Wellington Management believes that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority.  Wellington Management’s support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

Require Key Board Committees to be Independent. For. Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

Require a Separation of Chair and CEO or Require a Lead Director (SP). Case-by-Case. Wellington Management will generally support management proposals to separate the Chair and CEO or establish a Lead Director.

Approve Directors’ Fees. For.

Approve Bonuses for Retiring Directors. Case-by-Case.

Elect Supervisory Board/Corporate Assembly. For.

Elect/Establish Board Committee. For.

Adopt Shareholder Access/Majority Vote on Election of Directors (SP). Case-by-Case. Wellington Management believes that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Wellington Management’s support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. Wellington Management believes that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy. Generally Wellington Management will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, Wellington Management will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

Adopt/Amend Stock Option Plans. Case-by-Case.

Adopt/Amend Employee Stock Purchase Plans. For.

Approve/Amend Bonus Plans. Case-by-Case.

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, Wellington Management generally votes “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. Wellington Management will vote against these proposals where the grant portion of the proposal fails its guidelines for the evaluation of stock option plans.

Approve Remuneration Policy. Case-by-Case.

To approve compensation packages for named executive Officers: Case-by-case.

To determine whether the compensation vote will occur every 1, 2, or 3 years: 1 Year

Exchange Underwater Options. Case-by-Case.

Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

Eliminate or Limit Severance Agreements (Golden Parachutes). Case-by-Case. Wellington Management will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

To approve golden parachute arrangements in connection with certain corporate transactions: Case-by-Case

Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP). Case-by-Case. Wellington Management believes that severance arrangements require special scrutiny, and is generally supportive of proposals that call for shareholder ratification thereof. But, Wellington Management is also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

Expense Future Stock Options (SP). For.

Shareholder Approval of All Stock Option Plans (SP). For.

Disclose All Executive Compensation (SP). For.

Reporting of Results

Approve Financial Statements. For.

Set Dividends and Allocate Profits. For.

Limit Non-Audit Services Provided by Auditors (SP). Case-by-Case. Wellington Management follows the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

Ratify Selection of Auditors and Set Their Fees. Case-by-Case. Wellington Management will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

Elect Statutory Auditors. Case-by-Case.

Shareholder Approval of Auditors (SP). For.

Shareholder Voting Rights

Adopt Cumulative Voting (SP). Against.

Wellington Management is likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

Shareholder Rights Plans. Case-by-Case.

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans. We generally support plans that include:

•                  Shareholder approval requirement

•                  Sunset provision

•                  Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, Wellington Management is equally vigilant in its assessment of requests for authorization of blank check preferred shares (see below).

Authorize Blank Check Preferred Stock. Case-by-Case.

Wellington Management may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

Eliminate Right to Call a Special Meeting. Against.

Establish Right to Call a Special Meeting or Lower Ownership Threshold to Call a Special Meeting (SP). Case-by-Case.

Increase Supermajority Vote Requirement. Against.

Wellington Management likely will support shareholder and management proposals to remove existing supermajority vote requirements.

Adopt Anti-Greenmail Provision. For.

Adopt Confidential Voting (SP). Case-by-Case.

Wellington Management requires such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

Remove Right to Act by Written Consent. Against.

Capital Structure

Increase Authorized Common Stock. Case-by-Case.

Wellington Management generally supports requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, Wellington Management may impose a lower threshold.

Approve Merger or Acquisition. Case-by-Case.

Approve Technical Amendments to Charter. Case-by-Case.

Opt Out of State Takeover Statutes. For.

Authorize Share Repurchase. For.

Authorize Trade in Company Stock. For.

Approve Stock Splits. Case-by-Case.

Wellington Management approves stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

Approve Recapitalization/Restructuring. Case-by-Case.

Issue Stock with or without Preemptive Rights. Case-by-Case.

Issue Debt Instruments. Case-by-Case.

Environmental and Social Issues

Wellington Management expects portfolio companies to comply with applicable laws and regulations with regards to environmental and social standards. Wellington Management evaluates shareholder proposals related to environmental and social issues on a case-by-case basis.

Disclose Political and PAC Gifts (SP). Case-by-Case.

Report on Sustainability (SP). Case-by-Case.

Miscellaneous

Approve Other Business. Against.

Approve Reincorporation. Case-by-Case.

Approve Third-Party Transactions. Case-by-Case.

March 8, 2012

APPENDIX A

The credit rating information which follows describes how the credit rating services mentioned presently rate the described securities or loans. No reliance is made upon the credit rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

In the case of “split-rated” securities or loans (i.e., securities or loans assigned non-equivalent credit quality ratings, such as Baa by Moody’s but BB by S&P or Ba by Moody’s and BB by S&P but B by Fitch), the Sub-Adviser will determine whether a particular security or loan is considered investment grade or below-investment grade for each of the Fund’s portfolios as follows: (a) if all three credit rating agencies have rated a security or loan the median credit rating is used for this determination and (b) if only two credit rating agencies have rated a security, the lower (e.g., most conservative) credit rating is used.  In the case of intermediate ratings, they are included in the category of the primary rating.  For example, BBB- and BBB+ are included in BBB and Baa includes Baa1, Baa2 and Baa3.

RATING OF BONDS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are subject to moderate credit risk, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing and subject to very high credit risk. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing. They are typically in default.

STANDARD AND POOR’S CORPORATION (“STANDARD & POOR’S”)

AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

MOODY’S

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•                  Leading market positions in well-established industries.

•                  High rates of return on funds employed.

•                  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime (NP) do not fall within any of the Prime rating categories.

STANDARD & POOR’S

The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

•        Liquidity ratios are adequate to meet cash requirements.

Liquidity ratios are basically as follows, broken down by the type of issuer:

•      Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

•      Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

•      Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

•        The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

•        The issuer has access to at least two additional channels of borrowing.

•        Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

•        Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

•        The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

STANDARD & POOR’S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

Debt rated “A” has a capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated “BB”, “B”, “CCC” and “CC” is regarded, on balance, as having significant speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB” rating.

Debt rated “CCC” is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used to debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.  It is currently highly vulnerable to default.

The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating “CI” is reserved for income bonds on which no interest is being paid.

Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

“NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

MOODY’S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

Bonds which are rated “Aaa” are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated “A” possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated “C” are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

STANDARD & POOR’S RATINGS SERVICES. A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols are as follows:

SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

SP-3 - Speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICES. Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody’s ratings for short-term loans have the following definitions:

MIG-1/VMIG-1. This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG. This designation denotes speculative-grade quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

Standard & Poor’s assigns “dual” ratings to all debt issues that have a participation or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, “AAA/A-1+”). For the newer “demand notes”, Standard & Poor’s note rating symbols, combined with the commercial paper symbols, are used (for example, “SP-1+/A-1+”).

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH, INC.

The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB

Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent or inevitable default.

D

Default. The ratings of obligations in this category indicate that an issuer has entered default, and are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. Expected recovery values are highly speculative and cannot be estimated with any precision. Entities rated in this category have defaulted on some or all of their obligations, and have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

FITCH, INC.

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. Good capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when the issue or issuer is no longer rated by Fitch Ratings.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

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